UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	(811-03897)

Exact name of registrant as specified in charter:	Putnam Mortgage Securities Fund

Address of principal executive offices:	100 Federal Street, Boston, Massachusetts 02110

Name and address of agent for service:	Stephen Tate, Vice President 100 Federal Street Boston, Massachusetts 02110

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	September 30, 2022

Date of reporting period:	October 1, 2021 – March 31, 2022

Item 1. Report to Stockholders:

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940:

A world of investing.®

Putnam Investments

# Putnam Mortgage Securities Fund

**Semiannual report**
**3 | 31 | 22**

**Income funds** invest in bonds and other securities with the goal of providing a steady stream of income over time.

**FUND SYMBOL**
**CLASS A**
**PGSIX**

Putnam
Mortgage Securities
Fund

Semiannual report
3 | 31 | 22

Message from the Trustees

May 9, 2022

Dear Fellow Shareholder:

Financial markets have been bumpy in recent months. Investors are weighing the risks of higher inflation, interest-rate increases by the Federal Reserve, and the global impact of Russia’s attack on Ukraine. Regional surges in Covid-19 infections are also complicating global trade.

In times like these, it’s worth remembering the benefits of staying focused on your long-term financial goals. At Putnam, professional, active investors are working for you. They are monitoring risks while looking for strong potential investments for your fund. Learn more in the interview with your fund manager(s) in the following pages.

Thank you for investing with Putnam.

Current performance may be lower or higher than the quoted past performance, which cannot guarantee future results. Share price, principal value, and return will fluctuate, and you may have a gain or a loss when you sell your shares. Performance of class A shares assumes reinvestment of distributions and does not account for taxes. Fund returns in the bar chart do not reflect a sales charge of 4.00%; had they, returns would have been lower. See page 3 and pages 9–10 for additional performance information. For a portion of the periods, the fund had expense limitations, without which returns would have been lower. To obtain the most recent month-end performance, visit putnam.com.

Before April 19, 2018, the fund was managed with a materially different investment strategy and may have achieved materially different performance results under its current investment strategy from that shown for periods before this date.

Returns for periods of less than one year are not annualized.

All Bloomberg indices are provided by Bloomberg Index Services Limited.

Lipper peer group average is provided by Lipper, a Refinitiv company.

* The Putnam Mortgage Securities Linked Benchmark represents the performance of the Bloomberg GNMA Index through April 18, 2018, and the performance of the Bloomberg U.S. MBS Index thereafter.

2 Mortgage Securities Fund

This comparison shows your fund’s performance in the context of broad market indexes for the six months ended 3/31/22. See page 2 and pages 9–10 for additional fund performance information. Index descriptions can be found on pages 15–16.

All Bloomberg indices are provided by Bloomberg Index Services Limited.

Mortgage Securities Fund 3

What was the market environment like during the reporting period?

Investors had to navigate fluctuating financial markets during the fiscal six-month period. Hawkish policy pivots from the U.S. Federal Reserve and the European Central Bank in the face of rapidly rising inflation, combined with Russia’s invasion of Ukraine, fueled a flight from risk.

Within this environment, credit spreads widened, and interest rates rose. [Spreads are the yield advantage credit-sensitive bonds offer over comparable-maturity U.S. Treasuries. Bond prices rise as yield spreads tighten and decline as spreads widen.] The yield on the benchmark 10-year U.S. Treasury note rose from 1.63% on January 3 to 2.32% on March 31. In anticipation of Fed policy changes, short-term yields rose even more, causing the yield curve to flatten materially.

On March 16, the Fed approved a 0.25% hike, its first increase since December 2018. Fed Chair Jerome Powell signaled an aggressive approach going forward, indicating that additional hikes could occur at each of the remaining six policy meetings in 2022.

4 Mortgage Securities Fund

Allocations are shown as a percentage of the fund’s net assets as of 3/31/22. Cash and net other assets, if any, represent the market value weights of cash, derivatives, short-term securities, and other unclassified assets in the portfolio. Summary information may differ from the portfolio schedule included in the financial statements due to the inclusion of derivative securities, any interest accruals, the use of different classifications of securities for presentation purposes, and rounding. Allocations may not total 100% because the table includes the notional value (non-cash investments) of certain derivatives (the economic value for purposes of calculating periodic payment obligations), including to-be-announced (TBA) commitments, if any, in addition to the market value of securities. Holdings and allocations may vary over time.

Credit qualities are shown as a percentage of the fund’s net assets as of 3/31/22. A bond rated BBB or higher (A-3 or higher, for short-term debt) is considered investment grade. This chart reflects the highest security rating provided by one or more of Standard & Poor’s, Moody’s, and Fitch. To-be-announced (TBA) mortgage commitments, if any, are included based on their issuer ratings. Ratings may vary over time.

Cash, derivative instruments, and net other assets are shown in the not-rated category. Payables and receivables for TBA mortgage commitments are included in the not-rated category and may result in negative weights. The fund itself has not been rated by an independent rating agency.

Mortgage Securities Fund 5

How did the fund perform for the six months ended March 31, 2022?

The fund returned –5.75%, underperforming its primary benchmark, the Bloomberg U.S. MBS Index. The Bloomberg U.S. MBS Index returned –5.33%.

Which holdings and strategies fueled the fund’s performance?

Commercial mortgage-backed securities [CMBS] strategies contributed to relative performance during the six-month period ended March 31, 2022. This was driven largely by CMBX exposure as well as our CMBS mezzanine holdings. The sector was at the center of pandemic-driven social distancing and lockdowns in 2020, but CMBS recovered through much of 2021 along with the reopening of the economy, as the fundamentals and outlook for commercial real estate continued to improve.

The CMBS sector has experienced some weakness in recent months amid broader market volatility stemming from hawkish Fed rhetoric and geopolitical tensions. However, the portfolio’s CMBS holdings have continued to contribute to relative returns as more seasoned deals are less exposed to market beta and are instead driven by improving fundamentals.

What about detractors?

Interest-rate and yield curve positioning moderately detracted. The fund’s duration positioning and quantitative model weighed on performance as Treasury yields rose sharply. On the plus side, the portfolio benefited from an increase in real interest rates during the period. [Real interest rates adjust for the effects of inflation by subtracting the actual or expected rate of inflation from nominal interest rates.]

ABOUT DERIVATIVES

Derivatives are an increasingly common type of investment instrument, the performance of which is derived from an underlying security, index, currency, or other area of the capital markets. Derivatives employed by the fund’s managers generally serve one of two main purposes: to implement a strategy that may be difficult or more expensive to invest in through traditional securities, or to hedge unwanted risk associated with a particular position.

For example, the fund’s managers may identify a bond that they believe is undervalued relative to its risk of default, but may seek to reduce the interest-rate risk of that bond by using interest-rate swaps, a derivative through which two parties “swap” payments based on the movement of certain rates.

Like any other investment, derivatives may not appreciate in value and may lose money. Derivatives may amplify traditional investment risks through the creation of leverage and may be less liquid than traditional securities. Because derivatives typically represent contractual agreements between two financial institutions, derivatives entail “counterparty risk,” which is the risk that the other party is unable or unwilling to pay. Putnam monitors the counterparty risks we assume. For example, Putnam often enters into collateral agreements that require the counterparties to post collateral on a regular basis to cover their obligations to the fund. Counterparty risk for exchange-traded futures and centrally cleared swaps is generally mitigated by the daily exchange of margin and other safeguards against default through their respective clearinghouses.

6 Mortgage Securities Fund

Prepayment strategies detracted from relative performance during the period, driven by exposure to interest-only [IO], inverse IO, and reverse mortgage IO securities. Prepayment speeds remained elevated as late-cycle refinance dynamics were stronger and lasted longer than in previous cycles, leading investors to model elevated prepayment speeds out into the foreseeable future. Additionally, technical pressures within the market led to securities being marked down, and spreads widened over the period due to broader market volatility.

Exposure to residential mortgage credit detracted marginally from relative performance led by credit risk transfer [CRT] securities. Macro volatility led to general spread widening within the sector as well as a lack of liquidity, hurting performance.

What is the team’s near-term outlook?

We believe the Fed’s shift toward tighter monetary policy may cause it to accelerate sales of mortgage-backed securities [MBS] that it currently holds. This would serve to both promote a smaller proportion of mortgage securities on their balance sheet, but additionally, it would likely widen mortgage spreads and may reduce home price inflation, helping to boost the Fed’s inflation-fighting mandate.

Against this backdrop, we believe many prepayment-sensitive securities may offer attractive risk-adjusted returns from current price levels and may offer meaningful upside potential if mortgage prepayment speeds slow. We think the fund’s prepayment-related strategies provide an important source of diversification in the portfolio. In our view, prepayment strategies could benefit from an economic slowdown, a shift to supportive fiscal policies, or a sustained increase in mortgage rates.

How did the fund use derivatives during the period?

The fund used futures for hedging treasury term structure risk and for yield curve positioning. The fund used interest-rate swaps for hedging term structure risk and for yield curve positioning. The fund used options for hedging duration and convexity, to isolate prepayment risk, and to manage downside risks. The fund

This chart illustrates the fund’s composition by maturity, showing the percentage of holdings in different maturity ranges and how the composition has changed over the past six months. Holdings and maturity ranges may vary over time. A negative number represents cash to be allocated to to-be-announced agency pass-through mortgage-backed securities, which the fund has agreed to purchase.

Mortgage Securities Fund 7

used credit default swaps for hedging credit risk, for hedging market risk, and for gaining exposure to specific sectors. The fund used total return swaps for hedging sector exposure and for gaining exposure to specific sectors.

What are your current views on the various sectors in which the fund invests?

Overall, we have a cautiously optimistic outlook but recognize that geopolitical tensions and monetary policy decisions will likely continue to influence fixed income markets.

We believe the fundamental environment will continue to improve in the CMBS market as workers return to offices, consumer traffic increases at retailers, and hotels welcome back business and leisure travelers. Our emphasis on investment opportunities in the U.S. broadly isolates us from geopolitical risk. Moreover, with real assets serving as collateral, along with the potential for rent adjustments, CMBS have historically performed well during periods of rising inflation. Consistent with risk markets generally, CMBS spreads widened during the quarter. The increased liquidity premium enhanced the appeal of select market segments.

Within residential mortgage credit, we believe the combination of continued high demand and low inventory of available homes is likely to push prices even higher. Given that home prices have already risen substantially, and mortgage rates have moved up, we are aware that affordability has become a constraint for many prospective buyers. Consequently, we think the pace of home price appreciation is likely to moderate during 2022. Wider spreads have created better value among mid-tier and lower-rated securities. As a result, we are finding attractive investment opportunities in that area of the market, as well as among higher-rated securities.

Thank you, Mike, for your time and insights today.

The views expressed in this report are exclusively those of Putnam Management and are subject to change. They are not meant as investment advice.

Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk. Statements in the Q&A concerning the fund’s performance or portfolio composition relative to those of the fund’s Lipper peer group may reference information produced by Lipper Inc. or through a third party.

8 Mortgage Securities Fund

Your fund’s performance

This section shows your fund’s performance, price, and distribution information for periods ended March 31, 2022, the end of the first half of its current fiscal year. In accordance with regulatory requirements for mutual funds, we also include expense information taken from the fund’s current prospectus. Performance should always be considered in light of a fund’s investment strategy. Data represent past performance. Past performance does not guarantee future results. More recent returns may be less or more than those shown. Investment return and principal value will fluctuate, and you may have a gain or a loss when you sell your shares. Performance information does not reflect any deduction for taxes a shareholder may owe on fund distributions or on the redemption of fund shares. For the most recent month-end performance, please visit the Individual Investors section at putnam.com or call Putnam at 1-800-225-1581. Class R, R6, and Y shares are not available to all investors. See the Terms and definitions section in this report for definitions of the share classes offered by your fund.

Annualized fund performance Total return for periods ended 3/31/22

	Life of fund	10 years	5 years	3 years	1 year	6 months
Class A (2/8/84)
Before sales charge	5.56%	1.13%	0.64%	0.00%	–8.88%	–5.75%
After sales charge	5.44	0.72	–0.18	–1.35	–12.52	–9.52
Class B (4/27/92)
Before CDSC	5.35	0.54	–0.11	–0.77	–9.54	–6.05
After CDSC	5.35	0.54	–0.45	–1.67	–13.91	–10.67
Class C (7/26/99)
Before CDSC	5.39	0.53	–0.10	–0.75	–9.57	–6.00
After CDSC	5.39	0.53	–0.10	–0.75	–10.44	–6.92
Class R (1/21/03)
Net asset value	5.27	0.88	0.38	–0.28	–9.13	–5.77
Class R6 (4/20/18)
Net asset value	5.76	1.44	1.00	0.36	–8.54	–5.47
Class Y (4/11/94)
Net asset value	5.74	1.39	0.89	0.23	–8.60	–5.55

Current performance may be lower or higher than the quoted past performance, which cannot guarantee future results. After-sales-charge returns for class A shares reflect the deduction of the maximum 4.00% sales charge levied at the time of purchase. Class B share returns after contingent deferred sales charge (CDSC) reflect the applicable CDSC, which is 5% in the first year, declining over time to 1% in the sixth year, and is eliminated thereafter. Class C share returns after CDSC reflect a 1% CDSC for the first year that is eliminated thereafter. Class R, R6, and Y shares have no initial sales charge or CDSC. Performance for class B, C, R, and Y shares before their inception is derived from the historical performance of class A shares, adjusted for the applicable sales charge (or CDSC) and the higher operating expenses for such shares, except for class Y shares, for which 12b-1 fees are not applicable. Performance for class R6 shares prior to their inception is derived from the historical performance of class Y shares and has not been adjusted for the lower investor servicing fees applicable to class R6 shares; had it, returns would have been higher.

Before April 19, 2018, the fund was managed with a materially different investment strategy and may have achieved materially different performance results under its current investment strategy from that shown for periods before this date.

Returns for periods of less than one year are not annualized.

For a portion of the periods, the fund had expense limitations, without which returns would have been lower.

Class B and C share performance reflects conversion to class A shares after eight years.

Mortgage Securities Fund 9

Comparative annualized index returns For periods ended 3/31/22

	Life of fund	10 years	5 years	3 years	1 year	6 months
Bloomberg U.S. MBS Index	6.52%	1.70%	1.36%	0.56%	–4.92%	–5.33%
Putnam Mortgage Securities
Linked Benchmark*	6.51	1.54	1.29	0.56	–4.92	–5.33
Lipper U.S. Mortgage Funds
category average†	5.46	1.75	1.40	0.93	–4.39	–4.80

Index and Lipper results should be compared with fund performance before sales charge, before CDSC, or at net asset value.

Returns for periods of less than one year are not annualized.

All Bloomberg indices are provided by Bloomberg Index Services Limited.

Lipper peer group average is provided by Lipper, a Refinitiv company.

* The Putnam Mortgage Securities Linked Benchmark represents the performance of the Bloomberg GNMA Index through April 18, 2018, and the performance of the Bloomberg U.S. MBS Index thereafter.

† Over the 6-month, 1-year, 3-year, 5-year, 10-year, and life-of-fund periods ended 3/31/22, there were 149, 143, 129, 109, 81, and 3 funds, respectively, in this Lipper category.

Fund price and distribution information For the six-month period ended 3/31/22

Distributions	Class A		Class B	Class C	Class R	Class R6	Class Y
Number	6		6	6	6	6	6
Income	$0.246		$0.202	$0.203	$0.232	$0.268	$0.259
Capital gains	—		—	—	—	—	—
Total	$0.246		$0.202	$0.203	$0.232	$0.268	$0.259
	Before	After	Net	Net	Net	Net	Net
	sales	sales	asset	asset	asset	asset	asset
Share value	charge	charge	value	value	value	value	value
9/30/21	$11.87	$12.36	$11.81	$11.74	$11.71	$11.71	$11.71
3/31/22	10.95	11.41	10.90	10.84	10.81	10.81	10.81
	Before	After	Net	Net	Net	Net	Net
Current rate	sales	sales	asset	asset	asset	asset	asset
(end of period)	charge	charge	value	value	value	value	value
Current dividend rate[1]	4.49%	4.31%	3.74%	3.87%	4.33%	4.88%	4.66%
Current 30-day
SEC yield[2]	N/A	4.39	3.80	3.81	4.32	4.97	4.79

The classification of distributions, if any, is an estimate. Before-sales-charge share value and current dividend rate for class A shares, if applicable, do not take into account any sales charge levied at the time of purchase. After-sales-charge share value, current dividend rate, and current 30-day SEC yield, if applicable, are calculated assuming that the maximum sales charge (4.00% for class A shares) was levied at the time of purchase. Final distribution information will appear on your year-end tax forms.

1 Most recent distribution, including any return of capital and excluding capital gains, annualized and divided by share price before or after sales charge at period-end.

2 Based only on investment income and calculated using the maximum offering price for each share class, in accordance with SEC guidelines.

10 Mortgage Securities Fund

Your fund’s expenses

As a mutual fund investor, you pay ongoing expenses, such as management fees, distribution fees (12b-1 fees), and other expenses. In the most recent six-month period, your fund’s expenses were limited; had expenses not been limited, they would have been higher. Using the following information, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You may also pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial representative.

Expense ratios

	Class A	Class B	Class C	Class R	Class R6	Class Y
Total annual operating expenses for the
fiscal year ended 9/30/21	0.89%	1.64%	1.64%	1.14%	0.52%	0.64%
Annualized expense ratio for the
six-month period ended 3/31/22*	0.90%	1.65%	1.65%	1.15%	0.52%	0.65%

Fiscal year expense information in this table is taken from the most recent prospectus, is subject to change, and may differ from that shown for the annualized expense ratio and in the financial highlights of this report.

Expenses are shown as a percentage of average net assets.

* Includes one-time annualized proxy cost of 0.01%.

Expenses per $1,000

The following table shows the expenses you would have paid on a $1,000 investment in each class of the fund from 10/1/21 to 3/31/22. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

	Class A	Class B	Class C	Class R	Class R6	Class Y
Expenses paid per $1,000*†	$4.36	$7.98	$7.98	$5.57	$2.52	$3.15
Ending value (after expenses)	$942.50	$939.50	$940.00	$942.30	$945.30	$944.50

* Expenses for each share class are calculated using the fund’s annualized expense ratio for each class, which represents the ongoing expenses as a percentage of average net assets for the six months ended 3/31/22. The expense ratio may differ for each share class.

† Expenses are calculated by multiplying the expense ratio by the average account value for the period; then multiplying the result by the number of days in the period (182); and then dividing that result by the number of days in the year (365).

Mortgage Securities Fund 11

Estimate the expenses you paid

To estimate the ongoing expenses you paid for the six months ended 3/31/22, use the following calculation method. To find the value of your investment on 10/1/21, call Putnam at 1-800-225-1581.

Compare expenses using the SEC’s method

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the following table shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total costs) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

	Class A	Class B	Class C	Class R	Class R6	Class Y
Expenses paid per $1,000*†	$4.53	$8.30	$8.30	$5.79	$2.62	$3.28
Ending value (after expenses)	$1,020.44	$1,016.70	$1,016.70	$1,019.20	$1,022.34	$1,021.69

* Expenses for each share class are calculated using the fund’s annualized expense ratio for each class, which represents the ongoing expenses as a percentage of average net assets for the six months ended 3/31/22. The expense ratio may differ for each share class.

† Expenses are calculated by multiplying the expense ratio by the average account value for the six-month period; then multiplying the result by the number of days in the six-month period (182); and then dividing that result by the number of days in the year (365).

12 Mortgage Securities Fund

Consider these risks before investing

Funds that invest in government securities are not guaranteed. Mortgage- and asset-backed securities are subject to prepayment risk, which means that they may increase in value less than other bonds when interest rates decline and decline in value more than other bonds when interest rates rise. The fund may have to invest the proceeds from prepaid investments in other investments with less attractive terms and yields.

The fund’s investments in mortgage-backed securities and asset-backed securities, and in certain other securities and derivatives, may be or become illiquid. The fund’s exposure to mortgage-backed securities may make the fund’s net asset value more susceptible to economic, market, political, and other developments affecting the housing or real estate markets and the servicing of mortgage loans secured by real estate properties. The fund currently has significant investment exposure to commercial mortgage-backed securities. Bond investments are subject to interest-rate risk (the risk of bond prices falling if interest rates rise) and credit risk (the risk of an issuer defaulting on interest or principal payments). Interest-rate risk is generally greater for longer-term bonds, and credit risk is generally greater for below-investment-grade bonds. Default risk is generally higher for non-qualified mortgages. Risks associated with derivatives include increased investment exposure (which may be considered leverage) and, in the case of over-the-counter instruments, the potential inability to terminate or sell derivatives positions and the potential failure of the other party to the instrument to meet its obligations. Unlike bonds, funds that invest in bonds have fees and expenses. The value of investments in the fund’s portfolio may fall or fail to rise over time for a variety of reasons, including general economic, political, or financial market conditions; investor sentiment and market perceptions; government actions; geopolitical events or changes; and factors related to a specific issuer, geography, industry, or sector (such as the housing or real estate markets). These and other factors may lead to increased volatility and reduced liquidity in the fund’s portfolio holdings or in relevant markets.

Our investment techniques, analyses, and judgments may not produce the outcome we intend. We, or the fund’s other service providers, may experience disruptions or operating errors that could have a negative effect on the fund. You can lose money by investing in the fund.

Mortgage Securities Fund 13

Terms and definitions

Important terms

Total return shows how the value of the fund’s shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Before sales charge, or net asset value, is the price, or value, of one share of a mutual fund, without a sales charge. Before-sales-charge figures fluctuate with market conditions. They are calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

After sales charge is the price of a mutual fund share plus the maximum sales charge levied at the time of purchase. After-sales-charge performance figures shown here assume the 4.00% maximum sales charge for class A shares.

Contingent deferred sales charge (CDSC) is generally a charge applied at the time of the redemption of class B or C shares and assumes redemption at the end of the period. Your fund’s class B CDSC declines over time from a 5% maximum during the first year to 1% during the sixth year. After the sixth year, the CDSC no longer applies. The CDSC for class C shares is 1% for one year after purchase.

Share classes

Class A shares are generally subject to an initial sales charge and no CDSC (except on certain redemptions of shares bought without an initial sales charge).

Class B shares are closed to new investments and are only available by exchange from class B shares of another Putnam fund or through dividend and/or capital gains reinvestment. They are not subject to an initial sales charge and may be subject to a CDSC.

Class C shares are not subject to an initial sales charge and are subject to a CDSC only if the shares are redeemed during the first year.

Class R shares are not subject to an initial sales charge or CDSC and are only available to employer-sponsored retirement plans.

Class R6 shares are not subject to an initial sales charge or CDSC and carry no 12b-1 fee. They are generally only available to employer-sponsored retirement plans, corporate and institutional clients, and clients in other approved programs.

Class Y shares are not subject to an initial sales charge or CDSC and carry no 12b-1 fee. They are generally only available to corporate and institutional clients and clients in other approved programs.

Fixed-income terms

Current rate is the annual rate of return earned from dividends or interest of an investment. Current rate is expressed as a percentage of the price of a security, fund share, or principal investment.

Mortgage-backed security (MBS), also known as a mortgage “pass-through,” is a type of asset-backed security that is secured by a mortgage or collection of mortgages. The following are types of MBSs:

• Agency credit risk transfer (CRT) security is backed by a reference pool of agency mortgages. Unlike a regular agency pass-through, the principal invested in a CRT is not backed by a U.S. government agency. To compensate investors for this risk, a CRT typically offers a higher yield than conventional pass-through securities. Similar to a CMBS, a CRT is structured into various tranches for investors, offering different levels of risk and yield based on the underlying reference pool.

• Agency “pass-through” has its principal and interest backed by a U.S. government agency, such as the Federal National

14 Mortgage Securities Fund

Mortgage Association (Fannie Mae), Government National Mortgage Association (Ginnie Mae), and Federal Home Loan Mortgage Corporation (Freddie Mac).

• Collateralized mortgage obligation (CMO) represents claims to specific cash flows from pools of home mortgages. The streams of principal and interest payments on the mortgages are distributed to the different classes of CMO interests in “tranches.” Each tranche may have different principal balances, coupon rates, prepayment risks, and maturity dates. A CMO is highly sensitive to changes in interest rates and any resulting change in the rate at which homeowners sell their properties, refinance, or otherwise prepay loans. CMOs are subject to prepayment, market, and liquidity risks.

° Interest-only (IO) security is a type of CMO in which the underlying asset is the interest portion of mortgage, Treasury, or bond payments.

• Non-agency residential mortgage-backed security (RMBS) is an MBS not backed by Fannie Mae, Ginnie Mae, or Freddie Mac. One type of RMBS is an Alt-A mortgage-backed security.

• Commercial mortgage-backed security (CMBS) is secured by the loan on a commercial property.

• CMBS mezzanine tranches are securities positioned between a senior tranche (mostly rated AAA) and a subordinated tranche (unrated, typically called an equity tranche). The mezzanine tranches are typically rated between AA and B because they are more exposed to credit risk than the senior tranches, and thus generally carry a higher yield.

Yield curve is a graph that plots the yields of bonds with equal credit quality against their differing maturity dates, ranging from shortest to longest. It is used as a benchmark for other debt, such as mortgage or bank lending rates.

Comparative indexes

Bloomberg GNMA Index is an unmanaged index of Government National Mortgage Association bonds.

Bloomberg U.S. Aggregate Bond Index is an unmanaged index of U.S. investment-grade fixed-income securities.

Bloomberg U.S. MBS Index is an unmanaged index of agency mortgage-backed pass-through securities guaranteed by Ginnie Mae (GNMA), Fannie Mae (FNMA), and Freddie Mac (FHLMC).

CMBX Index is an unmanaged index that tracks the performance of a basket of CMBS issued in a particular year.

ICE BofA (Intercontinental Exchange Bank of America) U.S. 3-Month Treasury Bill Index is an unmanaged index that seeks to measure the performance of U.S. Treasury bills available in the marketplace.

Putnam Mortgage Securities Linked Benchmark represents the performance of the Bloomberg GNMA Index through April 18, 2018, and the performance of the Bloomberg U.S. MBS Index thereafter.

S&P 500® Index is an unmanaged index of common stock performance.

Indexes assume reinvestment of all distributions and do not account for fees. Securities and performance of a fund and an index will differ. You cannot invest directly in an index.

BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom, and to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

ICE Data Indices, LLC (“ICE BofA”), used with permission. ICE BofA permits use of the ICE BofA indices and related data on an “as is” basis; makes no warranties regarding same; does not guarantee the suitability, quality, accuracy, timeliness, and/or completeness of the ICE BofA indices or any data included in, related to, or derived

Mortgage Securities Fund 15

therefrom; assumes no liability in connection with the use of the foregoing; and does not sponsor, endorse, or recommend Putnam Investments, or any of its products or services.

Lipper, a Refinitiv company, is a third-party industry-ranking entity that ranks mutual funds. Its rankings do not reflect sales charges. Lipper rankings are based on total return at net asset value relative to other funds that have similar current investment styles or objectives as determined by Lipper. Lipper may change a fund’s category assignment at its discretion. Lipper category averages reflect performance trends for funds within a category.

Other information for shareholders

Important notice regarding delivery of shareholder documents

In accordance with Securities and Exchange Commission (SEC) regulations, Putnam sends a single notice of internet availability, or a single printed copy, of annual and semiannual shareholder reports, prospectuses, and proxy statements to Putnam shareholders who share the same address, unless a shareholder requests otherwise. If you prefer to receive your own copy of these documents, please call Putnam at 1-800-225-1581, and Putnam will begin sending individual copies within 30 days.

Proxy voting

Putnam is committed to managing our mutual funds in the best interests of our shareholders. The Putnam funds’ proxy voting guidelines and procedures, as well as information regarding how your fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2021, are available in the Individual Investors section of putnam.com and on the SEC’s website, www.sec.gov. If you have questions about finding forms on the SEC’s website, you may call the SEC at 1-800-SEC-0330. You may also obtain the Putnam funds’ proxy voting guidelines and procedures at no charge by calling Putnam’s Shareholder Services at 1-800-225-1581.

Fund portfolio holdings

The fund will file a complete schedule of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT within 60 days of the end of such fiscal quarter. Shareholders may obtain the fund’s Form N-PORT on the SEC’s website at www.sec.gov.

Prior to its use of Form N-PORT, the fund filed its complete schedule of its portfolio holdings with the SEC on Form N-Q, which is available online at www.sec.gov.

Trustee and employee fund ownership

Putnam employees and members of the Board of Trustees place their faith, confidence, and, most importantly, investment dollars in Putnam mutual funds. As of March 31, 2022, Putnam employees had approximately $530,000,000 and the Trustees had approximately $77,000,000 invested in Putnam mutual funds. These amounts include investments by the Trustees’ and employees’ immediate family members as well as investments through retirement and deferred compensation plans.

16 Mortgage Securities Fund

Financial statements

These sections of the report, as well as the accompanying Notes, constitute the fund’s financial statements.

The fund’s portfolio lists all the fund’s investments and their values as of the last day of the reporting period. Holdings are organized by asset type and industry sector, country, or state to show areas of concentration and diversification.

Statement of assets and liabilities shows how the fund’s net assets and share price are determined. All investment and non-investment assets are added together. Any unpaid expenses and other liabilities are subtracted from this total. The result is divided by the number of shares to determine the net asset value per share, which is calculated separately for each class of shares. (For funds with preferred shares, the amount subtracted from total assets includes the liquidation preference of preferred shares.)

Statement of operations shows the fund’s net investment gain or loss. This is done by first adding up all the fund’s earnings — from dividends and interest income — and subtracting its operating expenses to determine net investment income (or loss). Then, any net gain or loss the fund realized on the sales of its holdings — as well as any unrealized gains or losses over the period — is added to or subtracted from the net investment result to determine the fund’s net gain or loss for the fiscal period.

Statement of changes in net assets shows how the fund’s net assets were affected by the fund’s net investment gain or loss, by distributions to shareholders, and by changes in the number of the fund’s shares. It lists distributions and their sources (net investment income or realized capital gains) over the current reporting period and the most recent fiscal year-end. The distributions listed here may not match the sources listed in the Statement of operations because the distributions are determined on a tax basis and may be paid in a different period from the one in which they were earned. Dividend sources are estimated at the time of declaration. Actual results may vary. Any non-taxable return of capital cannot be determined until final tax calculations are completed after the end of the fund’s fiscal period.

Financial highlights provide an overview of the fund’s investment results, per-share distributions, expense ratios, net investment income ratios, and portfolio turnover in one summary table, reflecting the five most recent reporting periods. In a semiannual report, the highlights table also includes the current reporting period.

Mortgage Securities Fund 17

The fund’s portfolio 3/31/22 (Unaudited)

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (82.7%)*	Principal amount	Value
U.S. Government Guaranteed Mortgage Obligations (14.0%)
Government National Mortgage Association Adjustable Rate Mortgages (1 Yr Monthly Treasury Average CMT Index + 1.50%), 1.625%, 7/20/26	$3,750	$3,762
Government National Mortgage Association Pass-Through Certificates
7.50%, 10/20/30	24,873	27,345
6.00%, 1/15/29	1	1
5.50%, with due dates from 8/15/35 to 5/20/49	124,506	132,976
5.00%, with due dates from 5/20/49 to 3/20/50	438,737	465,484
4.70%, with due dates from 5/20/67 to 8/20/67	374,440	384,209
4.661%, 9/20/65	123,859	126,456
4.65%, 6/20/67	440,851	452,972
4.50%, TBA, 4/1/52	2,000,000	2,069,282
4.50%, with due dates from 2/20/34 to 1/20/50	7,233,414	7,666,453
4.499%, 3/20/67	409,240	421,792
4.33%, 5/20/67	231,405	238,186
4.00%, TBA, 4/1/52	10,000,000	10,195,945
4.00%, with due dates from 9/20/44 to 1/20/50	2,131,005	2,222,253
3.50%, with due dates from 8/20/49 to 3/20/50	1,326,208	1,341,487
3.00%, TBA, 4/1/52	44,000,000	43,491,395
3.00%, with due dates from 3/20/43 to 10/20/44	1,298,457	1,294,709
2.00%, TBA, 4/1/52	11,000,000	10,459,117
		80,993,824
U.S. Government Agency Mortgage Obligations (68.7%)
Federal Home Loan Mortgage Corporation Pass-Through Certificates
7.50%, 10/1/29	86,586	94,797
4.50%, with due dates from 1/1/37 to 6/1/37	70,675	74,056
Federal National Mortgage Association Pass-Through Certificates
6.00%, 8/1/22	44	44
5.00%, with due dates from 1/1/49 to 8/1/49	191,648	201,848
4.50%, with due dates from 3/1/39 to 5/1/49	426,588	451,198
4.00%, with due dates from 2/1/45 to 6/1/46	445,507	462,859
3.50%, with due dates from 5/1/56 to 6/1/56	5,530,628	5,632,904
3.50%, with due dates from 10/1/44 to 1/1/47	10,804,711	11,036,238
Uniform Mortgage-Backed Securities
6.00%, TBA, 4/1/52	4,400,000	4,694,747
5.50%, TBA, 4/1/52	29,000,000	30,702,288
4.50%, TBA, 5/1/52	95,000,000	98,161,743
4.50%, TBA, 4/1/52	95,000,000	98,547,680
4.00%, TBA, 5/1/52	30,000,000	30,503,922
4.00%, TBA, 4/1/52	30,000,000	30,616,422
3.50%, TBA, 5/1/52	1,000,000	998,047
3.50%, TBA, 4/1/52	20,000,000	20,035,938
3.00%, TBA, 6/1/52	1,000,000	974,023
3.00%, TBA, 5/1/52	2,000,000	1,952,188
3.00%, TBA, 4/1/52	22,000,000	21,523,907
2.50%, TBA, 4/1/52	3,000,000	2,862,656

18 Mortgage Securities Fund

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (82.7%)* cont.	Principal amount	Value
U.S. Government Agency Mortgage Obligations cont.
Uniform Mortgage-Backed Securities
2.00%, TBA, 5/1/52	$21,000,000	$19,455,679
2.00%, TBA, 4/1/52	21,000,000	19,490,953
		398,474,137
Total U.S. government and agency mortgage obligations (cost $484,764,492)		$479,467,961

U.S. TREASURY OBLIGATIONS (0.3%)*	Principal amount	Value
U.S. Treasury Notes
1.375%, 11/15/31 [i]	$310,000	$286,037
1.25%, 6/30/28 [i]	1,583,000	1,477,461
Total U.S. treasury obligations (cost $1,763,498)		$1,763,498

MORTGAGE-BACKED SECURITIES (83.0%)*	Principal amount	Value
Agency collateralized mortgage obligations (38.8%)
Federal Home Loan Mortgage Corporation
REMICs IFB Ser. 3408, Class EK, ((-4.024 x 1 Month US LIBOR) + 25.79%), 24.197%, 4/15/37	$177,812	$277,387
REMICs IFB Ser. 2976, Class LC, ((-3.667 x 1 Month US LIBOR) + 24.42%), 22.966%, 5/15/35	693,349	936,021
REMICs IFB Ser. 3072, Class SM, ((-3.667 x 1 Month US LIBOR) + 23.80%), 22.343%, 11/15/35	368,103	559,516
REMICs IFB Ser. 3065, Class DC, ((-3 x 1 Month US LIBOR) + 19.86%), 18.67%, 3/15/35	1,632,234	2,072,937
REMICs IFB Ser. 2990, Class LB, ((-2.556 x 1 Month US LIBOR) + 16.95%), 15.932%, 6/15/34	307,280	331,862
REMICs IFB Ser. 4436, Class SC, IO, ((-1 x 1 Month US LIBOR) + 6.15%), 5.753%, 2/15/45	3,864,858	659,689
REMICs IFB Ser. 4326, Class GS, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 5.653%, 4/15/44	11,243,664	1,538,227
REMICs IFB Ser. 5003, Class DS, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 5.643%, 8/25/50	9,043,375	1,497,427
REMICs IFB Ser. 4915, Class SD, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 5.593%, 9/25/49	12,517,126	2,023,559
REMICs IFB Ser. 4949, Class WS, IO, ((-1 x 1 Month US LIBOR) + 6.00%), 5.543%, 2/25/50	5,345,124	756,693
REMICs IFB Ser. 4933, Class SA, IO, ((-1 x 1 Month US LIBOR) + 6.00%), 5.543%, 12/25/49	7,279,975	1,238,872
REMICs Ser. 5043, IO, 5.00%, 11/25/50	9,656,287	2,061,877
REMICs Ser. 5018, Class QI, IO, 5.00%, 10/25/50	7,785,760	1,313,540
REMICs Ser. 4980, Class KI, IO, 4.50%, 6/25/50	9,840,711	1,780,129
REMICs Ser. 4122, Class TI, IO, 4.50%, 10/15/42	1,900,641	338,139
REMICs Ser. 4024, Class PI, IO, 4.50%, 12/15/41	906,177	92,526
REMICs Ser. 4018, Class DI, IO, 4.50%, 7/15/41	910,166	63,049
REMICs Ser. 5119, Class IC, IO, 4.00%, 6/25/51	10,413,095	1,861,341
REMICs Ser. 5121, Class KI, IO, 4.00%, 6/25/51	9,040,154	1,820,729
REMICs Ser. 4953, Class AI, IO, 4.00%, 2/25/50	5,952,349	1,086,600
REMICs Ser. 4425, IO, 4.00%, 1/15/45	2,424,996	345,562
REMICs Ser. 4425, Class EI, IO, 4.00%, 1/15/45	3,564,500	514,072

Mortgage Securities Fund 19

MORTGAGE-BACKED SECURITIES (83.0%)* cont.	Principal amount	Value
Agency collateralized mortgage obligations cont.
Federal Home Loan Mortgage Corporation
REMICs Ser. 4452, Class QI, IO, 4.00%, 11/15/44	$3,212,209	$606,340
REMICs Ser. 4213, Class GI, IO, 4.00%, 11/15/41	1,991,722	88,972
REMICs Ser. 4019, Class JI, IO, 4.00%, 5/15/41	1,878,085	130,046
REMICs Ser. 4015, Class GI, IO, 4.00%, 3/15/27	1,097,312	64,651
REMICs Ser. 5077, Class NI, IO, 3.50%, 2/25/51	14,783,238	2,426,845
REMICs Ser. 5065, Class DI, IO, 3.50%, 1/25/51	14,121,994	2,087,669
REMICs Ser. 5050, Class IM, IO, 3.50%, 10/25/50	13,111,449	2,387,872
REMICs Ser. 5080, Class IQ, IO, 3.50%, 4/25/50	28,009,502	5,151,763
REMICs Ser. 4165, Class AI, IO, 3.50%, 2/15/43	1,945,878	275,399
REMICs Ser. 4136, Class IQ, IO, 3.50%, 11/15/42	3,777,767	502,243
Strips Ser. 304, Class C37, IO, 3.50%, 12/15/27	584,281	27,335
Structured Pass-Through Certificates FRB Ser. 57, Class 2A1, 3.434%, 7/25/43 W	12,028	12,285
Structured Pass-Through Certificates FRB Ser. 59, Class 2A1, 3.293%, 10/25/43 W	6,798	7,039
REMICs Ser. 5071, Class IV, IO, 3.00%, 12/25/50	21,519,421	3,553,381
REMICs Ser. 4150, Class DI, IO, 3.00%, 1/15/43	4,073,181	505,482
REMICs Ser. 4141, Class PI, IO, 3.00%, 12/15/42	3,605,392	413,259
REMICs Ser. 4158, Class TI, IO, 3.00%, 12/15/42	5,557,137	422,454
REMICs Ser. 4165, Class TI, IO, 3.00%, 12/15/42	6,477,313	517,842
REMICs Ser. 4171, Class NI, IO, 3.00%, 6/15/42	3,513,024	306,031
REMICs Ser. 4183, Class MI, IO, 3.00%, 2/15/42	2,458,680	152,201
REMICs Ser. 4201, Class JI, IO, 3.00%, 12/15/41	2,365,001	88,941
Structured Pass-Through Certificates FRB Ser. 8, Class A9, IO, 0.448%, 11/15/28 W	419,794	3,148
Structured Pass-Through Certificates FRB Ser. 59, Class 1AX, IO, 0.277%, 10/25/43 W	2,286,305	24,235
Structured Pass-Through Certificates Ser. 48, Class A2, IO, 0.212%, 7/25/33 W	3,556,325	26,672
REMICs Ser. 3369, Class BO, PO, zero %, 9/15/37	2,630	2,236
REMICs Ser. 3391, PO, zero %, 4/15/37	32,179	28,317
REMICs Ser. 3175, Class MO, PO, zero %, 6/15/36	16,962	15,096
REMICs Ser. 3210, PO, zero %, 5/15/36	2,038	1,936
REMICs FRB Ser. 3117, Class AF, (1 Month US LIBOR + 0.00%), zero %, 2/15/36	14,459	12,724
Strips Ser. 315, PO, zero %, 9/15/43	8,405,116	6,987,340
Federal National Mortgage Association
REMICs IFB Ser. 06-62, Class PS, ((-6 x 1 Month US LIBOR) + 39.90%), 37.161%, 7/25/36	195,018	360,783
REMICs IFB Ser. 05-74, Class NK, ((-5 x 1 Month US LIBOR) + 27.50%), 25.217%, 5/25/35	506,019	673,855
REMICs IFB Ser. 06-8, Class HP, ((-3.667 x 1 Month US LIBOR) + 24.57%), 22.893%, 3/25/36	252,629	348,598
REMICs IFB Ser. 07-53, Class SP, ((-3.667 x 1 Month US LIBOR) + 24.20%), 22.526%, 6/25/37	299,089	472,561
REMICs IFB Ser. 08-24, Class SP, ((-3.667 x 1 Month US LIBOR) + 23.28%), 21.609%, 2/25/38	914,958	1,040,696
REMICs IFB Ser. 05-106, Class JC, ((-3.101 x 1 Month US LIBOR) + 20.12%), 18.708%, 12/25/35	484,593	654,200

20 Mortgage Securities Fund

MORTGAGE-BACKED SECURITIES (83.0%)* cont.	Principal amount	Value
Agency collateralized mortgage obligations cont.
Federal National Mortgage Association
REMICs IFB Ser. 11-4, Class CS, ((-2 x 1 Month US LIBOR) + 12.90%), 11.987%, 5/25/40	$538,988	$660,083
REMICs IFB Ser. 11-123, Class KS, IO, ((-1 x 1 Month US LIBOR) + 6.60%), 6.143%, 10/25/41	369,373	44,681
REMICs Ser. 15-58, Class KI, IO, 6.00%, 3/25/37	6,045,745	1,183,019
REMICs IFB Ser. 18-47, Class SA, IO, ((-1 x 1 Month US LIBOR) + 6.25%), 5.793%, 7/25/48	5,353,848	819,544
REMICs IFB Ser. 18-36, Class SD, IO, ((-1 x 1 Month US LIBOR) + 6.25%), 5.793%, 6/25/48	14,986,421	2,027,213
REMICs IFB Ser. 18-20, Class SB, IO, ((-1 x 1 Month US LIBOR) + 6.25%), 5.793%, 3/25/48	6,026,711	939,327
REMICs IFB Ser. 17-104, Class SL, IO, ((-1 x 1 Month US LIBOR) + 6.15%), 5.693%, 1/25/48	7,711,303	1,140,953
REMICs IFB Ser. 16-81, Class SA, IO, ((-1 x 1 Month US LIBOR) + 6.15%), 5.693%, 11/25/46	15,435,174	2,100,121
REMICs IFB Ser. 20-41, Class SE, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 5.643%, 6/25/50	6,774,045	1,078,539
REMICs IFB Ser. 16-83, Class BS, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 5.643%, 11/25/46	17,559,143	2,532,078
REMICs IFB Ser. 16-85, Class SL, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 5.643%, 11/25/46	22,941,833	3,191,039
REMICs IFB Ser. 16-50, Class SM, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 5.643%, 8/25/46	11,097,841	1,467,823
REMICs IFB Ser. 19-51, Class SA, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 5.593%, 9/25/49	10,175,661	1,343,200
REMICs IFB Ser. 19-45, Class SD, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 5.593%, 8/25/49	6,146,380	840,222
REMICs IFB Ser. 16-8, Class SA, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 5.593%, 3/25/46	10,347,629	1,658,433
REMICs IFB Ser. 19-71, Class CS, IO, ((-1 x 1 Month US LIBOR) + 6.00%), 5.543%, 11/25/49	2,997,236	586,889
REMICs Ser. 16-3, Class MI, IO, 5.50%, 2/25/46	4,230,776	740,893
REMICs Ser. 15-86, Class MI, IO, 5.50%, 11/25/45	5,129,500	943,931
REMICs Ser. 10-109, Class IM, IO, 5.50%, 9/25/40	10,034,433	1,393,016
REMICs Ser. 18-51, Class BI, IO, 5.50%, 7/25/38	6,510,694	738,212
REMICs IFB Ser. 19-83, Class QS, IO, ((-1 x 1 Month US LIBOR) + 5.95%), 5.493%, 1/25/50	17,644,835	3,207,826
REMICs Ser. 17-19, Class IH, IO, 5.00%, 3/25/47	5,886,440	950,130
REMICs Ser. 12-151, Class IM, IO, 5.00%, 4/25/42	3,612,689	476,835
REMICs Ser. 20-31, IO, 4.50%, 5/25/50	13,274,146	2,110,451
REMICs Ser. 17-66, IO, 4.50%, 9/25/47	4,690,906	771,932
REMICs Ser. 17-32, Class IP, IO, 4.50%, 5/25/47	5,991,223	1,066,024
REMICs Ser. 20-60, Class NI, IO, 4.00%, 9/25/50	8,407,270	1,511,199
REMICs Ser. 15-83, IO, 4.00%, 10/25/43	1,420,255	183,559
REMICs Ser. 12-62, Class MI, IO, 4.00%, 3/25/41	984,988	45,211
REMICs Ser. 12-104, Class HI, IO, 4.00%, 9/25/27	2,533,896	149,949
REMICs FRB Ser. 03-W14, Class 2A, 3.635%, 1/25/43 W	8,479	8,444
Trust FRB Ser. 03-W3, Class 1A4, 3.503%, 8/25/42 W	18,582	18,913
REMICs Ser. 21-25, Class IJ, IO, 3.50%, 5/25/51	28,481,264	4,076,239

Mortgage Securities Fund 21

MORTGAGE-BACKED SECURITIES (83.0%)* cont.	Principal amount	Value
Agency collateralized mortgage obligations cont.
Federal National Mortgage Association
REMICs Ser. 20-20, Class IK, IO, 3.50%, 3/25/50	$13,939,862	$1,282,937
REMICs Ser. 20-62, Class MI, IO, 3.50%, 5/25/49	36,498,334	6,371,697
REMICs Ser. 16-70, Class QI, IO, 3.50%, 10/25/46	4,915,019	669,868
REMICs Ser. 15-10, Class AI, IO, 3.50%, 8/25/43	1,326,725	37,684
REMICs Ser. 13-22, Class PI, IO, 3.50%, 10/25/42	2,459,839	336,036
REMICs Ser. 12-114, Class NI, IO, 3.50%, 10/25/41	2,902,527	170,313
REMICs Trust FRB Ser. 04-W7, Class A2, 3.472%, 3/25/34 W	2,661	2,889
REMICs Ser. 20-96, IO, 3.00%, 1/25/51	10,297,413	1,424,750
REMICs Ser. 20-68, Class LI, IO, 3.00%, 10/25/50	10,380,215	1,620,642
REMICs Ser. 13-55, Class IK, IO, 3.00%, 4/25/43	2,457,926	288,934
REMICs Ser. 13-6, Class JI, IO, 3.00%, 2/25/43	5,242,536	610,755
REMICs Ser. 12-151, Class PI, IO, 3.00%, 1/25/43	2,863,455	342,578
REMICs Ser. 12-145, Class TI, IO, 3.00%, 11/25/42	1,166,981	49,137
REMICs Ser. 13-55, Class PI, IO, 3.00%, 5/25/42	2,117,729	81,656
REMICs Ser. 13-23, Class PI, IO, 3.00%, 10/25/41	674,601	6,622
REMICs Ser. 13-30, Class IP, IO, 3.00%, 10/25/41	943,483	10,510
REMICs Ser. 13-23, Class LI, IO, 3.00%, 6/25/41	864,346	13,776
REMICs Ser. 14-28, Class AI, IO, 3.00%, 3/25/40	1,503,274	29,774
REMICs FRB Ser. 03-W11, Class A1, 2.993%, 6/25/33 W	261	263
Trust FRB Ser. 04-W2, Class 4A, 2.918%, 2/25/44 W	5,105	5,209
REMICs FRB Ser. 07-95, Class A3, (1 Month US LIBOR + 0.25%), 0.437%, 8/27/36	25,120,382	22,762,030
REMICs FRB Ser. 01-50, Class B1, IO, 0.379%, 10/25/41 W	2,076,111	10,381
REMICs Trust Ser. 98-W2, Class X, IO, 0.283%, 6/25/28 W	2,778,494	62,516
REMICs Ser. 01-79, Class BI, IO, 0.266%, 3/25/45 W	1,025,207	6,356
REMICs Trust Ser. 98-W5, Class X, IO, 0.048%, 7/25/28 W	863,538	18,307
REMICs Ser. 03-34, PO, zero %, 4/25/43	43,354	39,452
REMICs Ser. 08-53, Class DO, PO, zero %, 7/25/38	114,999	101,464
REMICs Ser. 07-14, Class KO, PO, zero %, 3/25/37	4,219	3,797
REMICs Ser. 06-125, Class OX, PO, zero %, 1/25/37	676	602
REMICs Ser. 06-84, Class OT, PO, zero %, 9/25/36	1,195	1,051
REMICs Ser. 06-46, Class OC, PO, zero %, 6/25/36	2,031	1,840
REMICs Ser. 08-36, Class OV, PO, zero %, 1/25/36	13,495	12,267
Government National Mortgage Association
IFB Ser. 13-182, Class SP, IO, ((-1 x 1 Month US LIBOR) + 6.70%), 6.251%, 12/20/43	3,472,122	555,956
IFB Ser. 11-156, Class SK, IO, ((-1 x 1 Month US LIBOR) + 6.60%), 6.151%, 4/20/38	5,002,731	836,663
Ser. 16-75, Class LI, IO, 6.00%, 1/20/40	4,019,670	731,275
IFB Ser. 20-112, Class MS, IO, ((-1 x 1 Month US LIBOR) + 6.30%), 5.851%, 8/20/50	6,336,843	1,100,773
IFB Ser. 21-77, Class SM, IO, ((-1 x 1 Month US LIBOR) + 6.30%), 5.851%, 5/20/51	13,376,756	1,952,453
IFB Ser. 20-133, Class CS, IO, ((-1 x 1 Month US LIBOR) + 6.30%), 5.851%, 9/20/50	10,448,174	1,726,467
IFB Ser. 18-89, Class LS, IO, ((-1 x 1 Month US LIBOR) + 6.20%), 5.751%, 6/20/48	4,836,531	573,778
IFB Ser. 17-156, Class SL, IO, ((-1 x 1 Month US LIBOR) + 6.20%), 5.751%, 10/20/47	5,712,687	897,963

22 Mortgage Securities Fund

MORTGAGE-BACKED SECURITIES (83.0%)* cont.	Principal amount	Value
Agency collateralized mortgage obligations cont.
Government National Mortgage Association
IFB Ser. 13-87, Class SA, IO, ((-1 x 1 Month US LIBOR) + 6.20%), 5.751%, 6/20/43	$8,701,047	$1,231,196
IFB Ser. 19-35, Class SE, IO, ((-1 x 1 Month US LIBOR) + 6.15%), 5.719%, 1/16/44	6,690,305	796,111
IFB Ser. 19-158, Class AS, IO, ((-1 x 1 Month US LIBOR) + 6.15%), 5.719%, 9/16/43	6,933,213	1,012,830
IFB Ser. 19-56, Class SK, IO, ((-1 x 1 Month US LIBOR) + 6.15%), 5.701%, 5/20/49	6,189,097	674,887
IFB Ser. 10-20, Class SC, IO, ((-1 x 1 Month US LIBOR) + 6.15%), 5.701%, 2/20/40	549,603	76,901
IFB Ser. 19-100, Class JS, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 5.651%, 8/20/49	5,130,056	546,690
IFB Ser. 16-80, Class SD, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 5.651%, 6/20/46	8,319,071	1,238,775
IFB Ser. 20-15, Class CS, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 5.601%, 2/20/50	1,247,349	127,064
IFB Ser. 19-125, Class SG, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 5.601%, 10/20/49	9,126,138	1,961,587
IFB Ser. 19-110, Class SQ, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 5.601%, 9/20/49	7,693,149	887,645
IFB Ser. 19-99, Class KS, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 5.601%, 8/20/49	504,123	58,713
IFB Ser. 19-78, Class SJ, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 5.601%, 6/20/49	355,521	37,070
IFB Ser. 19-121, Class SD, IO, ((-1 x 1 Month US LIBOR) + 6.00%), 5.551%, 10/20/49	8,993,458	1,791,281
IFB Ser. 20-47, Class SA, IO, ((-1 x 1 Month US LIBOR) + 6.00%), 5.551%, 5/20/44	13,916,202	1,896,082
Ser. 14-137, Class ID, IO, 5.50%, 9/16/44	3,677,884	652,316
IFB Ser. 14-119, Class SA, IO, ((-1 x 1 Month US LIBOR) + 5.60%), 5.151%, 8/20/44	3,948,819	477,620
Ser. 18-127, Class ID, IO, 5.00%, 7/20/45	73,317	10,418
Ser. 15-89, Class LI, IO, 5.00%, 12/20/44	4,593,476	901,470
Ser. 14-133, Class IP, IO, 5.00%, 9/16/44	3,094,279	576,557
Ser. 14-76, IO, 5.00%, 5/20/44	2,611,491	496,618
Ser. 13-51, Class QI, IO, 5.00%, 2/20/43	3,592,656	489,931
Ser. 13-3, Class IT, IO, 5.00%, 1/20/43	1,472,994	298,723
Ser. 13-6, Class OI, IO, 5.00%, 1/20/43	7,520,277	1,495,257
Ser. 10-35, Class UI, IO, 5.00%, 3/20/40	1,260,862	242,378
Ser. 10-9, Class UI, IO, 5.00%, 1/20/40	6,134,836	1,215,434
Ser. 09-121, Class UI, IO, 5.00%, 12/20/39	3,661,936	726,821
Ser. 18-1, IO, 4.50%, 1/20/48	5,209,002	822,513
Ser. 13-34, Class HI, IO, 4.50%, 3/20/43	4,410,761	755,517
Ser. 13-39, Class IJ, IO, 4.50%, 3/20/43	5,689,810	1,012,078
Ser. 12-129, IO, 4.50%, 11/16/42	3,062,660	585,366
Ser. 10-35, Class AI, IO, 4.50%, 3/20/40	3,931,767	607,232
Ser. 10-35, Class DI, IO, 4.50%, 3/20/40	6,181,088	1,115,006
Ser. 10-35, Class QI, IO, 4.50%, 3/20/40	1,550,792	266,832
Ser. 10-9, Class QI, IO, 4.50%, 1/20/40	910,087	163,543

Mortgage Securities Fund 23

MORTGAGE-BACKED SECURITIES (83.0%)* cont.	Principal amount	Value
Agency collateralized mortgage obligations cont.
Government National Mortgage Association
Ser. 09-121, Class CI, IO, 4.50%, 12/16/39	$4,259,940	$756,604
Ser. 15-94, IO, 4.00%, 7/20/45	10,650,127	2,023,524
Ser. 15-53, Class MI, IO, 4.00%, 4/16/45	4,006,424	766,830
Ser. 14-2, Class IL, IO, 4.00%, 1/16/44	780,794	127,728
Ser. 14-100, Class NI, IO, 4.00%, 6/20/43	3,459,606	222,832
Ser. 13-67, Class IP, IO, 4.00%, 4/16/43	5,253,542	853,490
Ser. 13-165, Class IL, IO, 4.00%, 3/20/43	1,338,490	200,069
Ser. 12-56, Class IB, IO, 4.00%, 4/20/42	3,621,309	609,120
Ser. 12-38, Class MI, IO, 4.00%, 3/20/42	6,906,849	1,205,729
Ser. 14-104, IO, 4.00%, 3/20/42	4,819,318	602,323
Ser. 14-182, Class BI, IO, 4.00%, 1/20/39	6,417,338	700,950
Ser. 20-175, Class JI, IO, 3.50%, 11/20/50	13,737,895	2,306,194
Ser. 13-79, Class PI, IO, 3.50%, 4/20/43	2,862,686	323,054
Ser. 15-168, Class IG, IO, 3.50%, 3/20/43	2,378,479	272,572
Ser. 13-37, Class JI, IO, 3.50%, 1/20/43	1,267,714	138,409
Ser. 13-27, Class PI, IO, 3.50%, 12/20/42	659,080	76,025
Ser. 12-136, IO, 3.50%, 11/20/42	6,485,904	964,423
Ser. 18-127, Class IA, IO, 3.50%, 4/20/42	5,476,564	340,408
Ser. 14-102, Class IG, IO, 3.50%, 3/16/41	1,195,781	64,413
Ser. 15-52, Class KI, IO, 3.50%, 11/20/40	2,229,760	160,320
Ser. 15-24, Class AI, IO, 3.50%, 12/20/37	1,842,104	31,715
Ser. 15-24, Class IC, IO, 3.50%, 11/20/37	686,326	13,864
Ser. 12-48, Class AI, IO, 3.50%, 2/20/36	346,833	1,598
Ser. 21-188, Class IW, IO, 3.00%, 10/20/51	9,199,870	1,599,600
Ser. 14-160, Class IB, IO, 3.00%, 11/20/40	60,180	59
Ser. 14-174, Class AI, IO, 3.00%, 11/16/29	2,429,576	157,437
Ser. 16-H13, Class IK, IO, 2.655%, 6/20/66 W	14,481,154	1,239,949
Ser. 17-H08, Class GI, IO, 2.528%, 2/20/67 W	10,669,991	975,304
Ser. 16-H24, Class KI, IO, 2.508%, 11/20/66 W	7,958,963	570,807
Ser. 21-8, Class IP, IO, 2.50%, 1/20/51	33,124,256	4,223,793
Ser. 20-138, Class IB, IO, 2.50%, 9/20/50	21,520,289	2,693,649
Ser. 18-H04, Class JI, IO, 2.391%, 3/20/68 W	14,675,721	864,400
Ser. 16-H04, Class HI, IO, 2.381%, 7/20/65 W	13,424,152	508,775
Ser. 16-H27, Class GI, IO, 2.334%, 12/20/66 W	19,263,513	1,418,392
Ser. 17-H08, Class NI, IO, 2.33%, 3/20/67 W	11,690,596	605,573
Ser. 17-H14, Class LI, IO, 2.269%, 6/20/67 W	7,715,039	514,738
Ser. 16-H07, Class PI, IO, 2.266%, 3/20/66 W	22,595,879	1,729,997
Ser. 17-H25, Class CI, IO, 2.234%, 12/20/67 W	17,100,311	1,311,915
Ser. 17-H03, Class KI, IO, 2.218%, 1/20/67 W	18,088,664	1,595,420
Ser. 17-H20, Class AI, IO, 2.187%, 10/20/67 W	23,298,429	1,630,890
Ser. 18-H01, Class XI, IO, 2.186%, 1/20/68 W	13,551,410	1,122,226
Ser. 17-H04, Class BI, IO, 2.177%, 2/20/67 W	12,398,988	772,999
FRB Ser. 16-H19, Class AI, IO, 2.171%, 9/20/66 W	27,753,514	1,540,126
Ser. 17-H14, Class JI, IO, 2.15%, 6/20/67 W	6,196,689	553,829
Ser. 16-H24, IO, 2.147%, 9/20/66 W	13,738,498	1,054,000
Ser. 16-H17, Class DI, IO, 2.129%, 7/20/66 W	16,789,338	804,847
Ser. 17-H06, Class MI, IO, 2.098%, 2/20/67 W	19,445,684	1,105,429
Ser. 16-H23, Class NI, IO, 2.097%, 10/20/66 W	26,750,225	1,348,211

24 Mortgage Securities Fund

MORTGAGE-BACKED SECURITIES (83.0%)* cont.	Principal amount	Value
Agency collateralized mortgage obligations cont.
Government National Mortgage Association
Ser. 15-H24, Class HI, IO, 2.087%, 9/20/65 W	$8,910,756	$222,439
Ser. 17-H08, Class EI, IO, 2.071%, 2/20/67 W	13,759,605	791,177
Ser. 16-H06, Class HI, IO, 2.066%, 2/20/66 W	12,809,774	661,996
Ser. 16-H18, Class QI, IO, 2.06%, 6/20/66 W	15,499,515	955,158
Ser. 18-H02, Class IM, IO, 2.032%, 2/20/68 W	9,903,643	761,343
Ser. 16-H24, Class JI, IO, 1.979%, 11/20/66 W	4,319,963	265,948
Ser. 15-H14, Class AI, IO, 1.926%, 6/20/65 W	25,465,561	1,412,543
Ser. 15-H23, Class TI, IO, 1.905%, 9/20/65 W	15,157,480	885,197
Ser. 17-H25, IO, 1.901%, 11/20/67 W	10,621,528	650,569
Ser. 17-H23, Class BI, IO, 1.882%, 11/20/67 W	9,356,182	565,113
FRB Ser. 15-H16, Class XI, IO, 1.866%, 7/20/65 W	9,505,324	594,083
Ser. 15-H23, Class DI, IO, 1.851%, 9/20/65 W	4,794,798	291,524
Ser. 17-H09, IO, 1.835%, 4/20/67 W	11,307,108	498,836
Ser. 17-H10, Class MI, IO, 1.833%, 4/20/67 W	13,352,646	586,181
Ser. 15-H20, Class CI, IO, 1.811%, 8/20/65 W	22,308,855	1,517,002
Ser. 15-H10, Class HI, IO, 1.784%, 4/20/65 W	18,678,821	782,643
Ser. 15-H13, Class AI, IO, 1.781%, 6/20/65 W	15,613,998	802,657
Ser. 16-H03, Class AI, IO, 1.727%, 1/20/66 W	13,445,422	506,304
Ser. 15-H25, Class BI, IO, 1.713%, 10/20/65 W	11,825,782	626,766
Ser. 14-H25, Class BI, IO, 1.676%, 12/20/64 W	14,871,106	602,533
Ser. 15-H22, Class AI, IO, 1.669%, 9/20/65 W	23,807,005	1,321,289
Ser. 16-H04, Class KI, IO, 1.623%, 2/20/66 W	14,225,623	402,318
Ser. 16-H06, Class DI, IO, 1.592%, 7/20/65 W	17,280,345	591,575
Ser. 16-H10, Class AI, IO, 1.548%, 4/20/66 W	21,977,932	704,019
Ser. 15-H04, Class AI, IO, 1.545%, 12/20/64 W	15,794,338	535,527
Ser. 14-H21, Class AI, IO, 1.439%, 10/20/64 W	17,245,427	772,474
FRB Ser. 11-H07, Class FI, IO, 1.236%, 2/20/61 W	17,005,190	448,937
GSMPS Mortgage Loan Trust 144A FRB Ser. 99-2, IO, 0.431%, 9/19/27 W	334,555	1,271
		225,017,993
Commercial mortgage-backed securities (22.2%)
Barclays Commercial Mortgage Trust 144A
Ser. 19-C4, Class E, 3.25%, 8/15/52	1,810,000	1,417,512
Ser. 19-C3, Class D, 3.00%, 5/15/52	1,121,000	918,323
Bear Stearns Commercial Mortgage Securities Trust FRB Ser. 07-T26, Class AJ, 5.566%, 1/12/45 W	444,387	22,219
Benchmark Mortgage Trust 144A
FRB Ser. 18-B3, Class D, 3.036%, 4/10/51 W	1,139,000	967,695
Ser. 19-B11, Class D, 3.00%, 5/15/52	1,058,000	868,661
Ser. 19-B13, Class D, 2.50%, 8/15/57	1,788,000	1,506,819
BWAY Mortgage Trust 144A FRB Ser. 22-26BW, Class F, 4.866%, 2/10/44 W	2,305,000	1,873,601
CD Commercial Mortgage Trust 144A
Ser. 17-CD3, Class D, 3.25%, 2/10/50	1,686,000	1,303,631
Ser. 19-CD8, Class D, 3.00%, 8/15/57	1,450,000	1,158,840
Citigroup Commercial Mortgage Trust FRB Ser. 15-P1, Class C, 4.369%, 9/15/48 W	1,251,000	1,214,848

Mortgage Securities Fund 25

MORTGAGE-BACKED SECURITIES (83.0%)* cont.	Principal amount	Value
Commercial mortgage-backed securities cont.
Citigroup Commercial Mortgage Trust 144A FRB Ser. 12-GC8, Class C, 4.885%, 9/10/45 W	$1,523,000	$1,512,432
COMM Mortgage Trust
FRB Ser. 14-UBS2, Class C, 4.978%, 3/10/47 W	951,000	948,669
FRB Ser. 14-CR16, Class C, 4.911%, 4/10/47 W	877,000	867,521
FRB Ser. 14-UBS3, Class C, 4.738%, 6/10/47 W	956,000	945,237
FRB Ser. 14-UBS4, Class C, 4.65%, 8/10/47 W	1,158,060	1,128,316
FRB Ser. 18-COR3, Class C, 4.56%, 5/10/51 W	1,041,000	1,026,470
FRB Ser. 15-CR26, Class D, 3.478%, 10/10/48 W	1,696,375	1,530,377
COMM Mortgage Trust 144A
FRB Ser. 13-LC13, Class D, 5.262%, 8/10/46 W	2,546,000	2,353,502
FRB Ser. 13-CR13, Class D, 4.881%, 11/10/46 W	1,906,000	1,838,791
FRB Ser. 14-CR17, Class D, 4.848%, 5/10/47 W	3,623,000	3,291,430
FRB Ser. 14-CR19, Class D, 4.705%, 8/10/47 W	2,082,000	1,957,125
Ser. 12-CR4, Class B, 3.703%, 10/15/45	2,419,000	2,214,125
Ser. 13-LC6, Class E, 3.50%, 1/10/46	1,077,000	905,006
Ser. 17-COR2, Class D, 3.00%, 9/10/50	779,000	677,730
CSAIL Commercial Mortgage Trust 144A
FRB Ser. 18-C14, Class D, 4.924%, 11/15/51 W	1,300,000	1,175,991
Ser. 19-C17, Class D, 2.50%, 9/15/52	1,626,000	1,298,370
DBUBS Mortgage Trust 144A FRB Ser. 11-LC3A, Class D, 5.389%, 8/10/44 W	4,087,481	4,064,183
FREMF Mortgage Trust 144A
FRB Ser. 19-KF65, Class B, (1 Month US LIBOR + 2.40%), 2.641%, 7/25/29	1,277,013	1,247,645
FRB Ser. 19-KF66, Class B, (1 Month US LIBOR + 2.40%), 2.641%, 7/25/29	1,375,204	1,344,444
GS Mortgage Securities Corp., II 144A FRB Ser. 13-GC10, Class D, 4.402%, 2/10/46 W	2,209,000	2,074,554
GS Mortgage Securities Trust
FRB Ser. 14-GC18, Class C, 5.088%, 1/10/47 W	4,153,000	3,343,165
FRB Ser. 14-GC22, Class C, 4.688%, 6/10/47 W	1,431,000	1,400,985
GS Mortgage Securities Trust 144A
FRB Ser. 10-C1, Class D, 6.525%, 8/10/43 W	1,263,000	952,447
FRB Ser. 14-GC24, Class D, 4.533%, 9/10/47 W	4,747,000	3,265,071
Ser. 16-GS2, Class D, 2.753%, 5/10/49	1,149,000	981,886
JPMBB Commercial Mortgage Securities Trust FRB Ser. 14-C22, Class C, 4.554%, 9/15/47 W	2,294,000	2,145,874
JPMBB Commercial Mortgage Securities Trust 144A
FRB Ser. C14, Class D, 4.549%, 8/15/46 W	4,088,000	2,629,664
FRB Ser. 13-C12, Class E, 4.095%, 7/15/45 W	1,235,000	1,020,948
FRB Ser. 14-C23, Class D, 3.98%, 9/15/47 W	3,577,000	3,317,464
JPMCC Commercial Mortgage Securities Trust 144A FRB Ser. 17-JP7, Class D, 4.39%, 9/15/50 W	1,453,000	1,298,922
JPMDB Commercial Mortgage Securities Trust Ser. 17-C5, Class C, 4.512%, 3/15/50 W	1,858,000	1,671,362
JPMorgan Chase Commercial Mortgage Securities Trust
Ser. 06-LDP9, Class AMS, 5.337%, 5/15/47	2,136,238	2,033,604
FRB Ser. 13-LC11, Class D, 4.165%, 4/15/46 W	2,891,000	2,371,405
Ser. 13-LC11, Class B, 3.499%, 4/15/46	725,000	717,304

26 Mortgage Securities Fund

MORTGAGE-BACKED SECURITIES (83.0%)* cont.	Principal amount	Value
Commercial mortgage-backed securities cont.
JPMorgan Chase Commercial Mortgage Securities Trust 144A
FRB Ser. 10-C2, Class D, 5.892%, 11/15/43 W	$457,597	$454,987
FRB Ser. 11-C3, Class D, 5.525%, 2/15/46 W	2,164,000	1,607,314
FRB Ser. 11-C3, Class E, 5.525%, 2/15/46 W	1,629,000	569,452
FRB Ser. 11-C4, Class C, 5.398%, 7/15/46 W	468,624	474,985
FRB Ser. 13-C16, Class D, 5.008%, 12/15/46 W	1,295,000	1,292,400
Morgan Stanley Bank of America Merrill Lynch Trust
FRB Ser. 15-C22, Class C, 4.21%, 4/15/48 W	1,326,000	1,248,365
FRB Ser. 13-C9, Class C, 4.02%, 5/15/46 W	946,000	927,486
Morgan Stanley Bank of America Merrill Lynch Trust 144A
FRB Ser. 13-C12, Class D, 4.763%, 10/15/46 W	479,000	435,825
FRB Ser. 13-C12, Class E, 4.763%, 10/15/46 W	2,040,618	1,424,775
FRB Ser. 12-C6, Class G, 4.50%, 11/15/45 W	1,288,000	864,248
FRB Ser. 15-C23, Class D, 4.144%, 7/15/50 W	3,439,000	3,201,170
FRB Ser. 13-C9, Class D, 4.108%, 5/15/46 W	1,234,000	1,150,347
FRB Ser. 13-C10, Class F, 4.075%, 7/15/46 W	2,316,000	511,029
Ser. 14-C19, Class D, 3.25%, 12/15/47	2,027,000	1,846,094
Morgan Stanley Capital I Trust 144A
FRB Ser. 12-C4, Class E, 5.467%, 3/15/45 W	2,436,000	1,707,636
FRB Ser. 11-C3, Class E, 5.086%, 7/15/49 W	8,047,130	7,122,399
Multifamily Connecticut Avenue Securities Trust 144A FRB Ser. 19-01, Class M10, 3.707%, 10/15/49	6,245,000	5,908,047
UBS Commercial Mortgage Trust 144A
FRB Ser. 12-C1, Class D, 5.84%, 5/10/45 W	4,617,000	4,194,812
FRB Ser. 12-C1, Class E, 5.00%, 5/10/45 W	2,266,000	868,914
UBS-Barclays Commercial Mortgage Trust 144A FRB Ser. 12-C4, Class D, 4.46%, 12/10/45 W	1,801,000	1,647,535
UBS-Citigroup Commercial Mortgage Trust 144A
FRB Ser. 11-C1, Class B, 6.265%, 1/10/45 W	402,662	402,161
FRB Ser. 11-C1, Class D, 6.265%, 1/10/45 W	3,176,000	2,781,477
Wells Fargo Commercial Mortgage Trust
FRB Ser. 18-C46, Class C, 4.99%, 8/15/51 W	823,000	833,791
FRB Ser. 16-NXS5, Class D, 4.984%, 1/15/59 W	2,190,000	2,084,245
Ser. 19-C50, Class C, 4.345%, 5/15/52	935,000	846,330
FRB Ser. 20-C57, Class C, 4.023%, 8/15/53 W	788,000	784,875
Wells Fargo Commercial Mortgage Trust 144A
FRB Ser. 15-C30, Class D, 4.499%, 9/15/58 W	1,361,000	1,269,683
Ser. 16-C33, Class D, 3.123%, 3/15/59	2,673,000	2,327,119
Ser. 19-C54, Class D, 2.50%, 12/15/52	967,000	810,234
WF-RBS Commercial Mortgage Trust Ser. 14-C21, Class C, 4.234%, 8/15/47 W	753,000	722,568
WF-RBS Commercial Mortgage Trust 144A
Ser. 11-C4, Class E, 4.888%, 6/15/44 W	1,659,568	1,219,615
FRB Ser. 12-C9, Class D, 4.818%, 11/15/45 W	5,183,466	5,108,130
FRB Ser. 12-C9, Class E, 4.818%, 11/15/45 W	1,461,000	1,362,945
		128,815,161

Mortgage Securities Fund 27

MORTGAGE-BACKED SECURITIES (83.0%)* cont.	Principal amount	Value
Residential mortgage-backed securities (non-agency) (22.0%)
American Home Mortgage Investment Trust FRB Ser. 07-1, Class GA1C, (1 Month US LIBOR + 0.19%), 0.647%, 5/25/47	$5,731,537	$3,403,033
Arroyo Mortgage Trust 144A Ser. 19-3, Class M1, 4.204%, 10/25/48 W	750,000	723,519
Bayview Financial Mortgage Pass-Through Trust Ser. 06-C, Class 1A3, 6.528%, 11/28/36	5,552,115	5,374,955
Bear Stearns Alt-A Trust
FRB Ser. 05-8, Class 21A1, 2.549%, 10/25/35 W	481,425	430,257
FRB Ser. 05-10, Class 11A1, (1 Month US LIBOR + 0.50%), 0.957%, 1/25/36	284,035	412,438
Bellemeade Re, Ltd. 144A
FRB Ser. 17-1, Class B1, (1 Month US LIBOR + 4.75%), 5.207%, 10/25/27 (Bermuda)	498,000	503,447
FRB Ser. 17-1, Class M2, (1 Month US LIBOR + 3.35%), 3.807%, 10/25/27 (Bermuda)	1,773,141	1,770,619
Carrington Mortgage Loan Trust FRB Ser. 06-NC2, Class A4, (1 Month US LIBOR + 0.24%), 0.697%, 6/25/36	8,710,000	8,488,309
Countrywide Alternative Loan Trust FRB Ser. 06-OA19, Class A1, (1 Month US LIBOR + 0.18%), 0.629%, 2/20/47	2,224,816	1,808,257
Countrywide Asset-Backed Certificates FRB Ser. 07-10, Class 1A1, (1 Month US LIBOR + 0.18%), 0.637%, 6/25/47	4,632,683	4,446,662
Eagle Re, Ltd. 144A FRB Ser. 20-1, Class B1, (1 Month US LIBOR + 2.85%), 3.307%, 1/25/30	765,000	730,784
Federal Home Loan Mortgage Corporation
Structured Agency Credit Risk Debt FRN Ser. 15-DNA3, Class B, (1 Month US LIBOR + 9.35%), 9.807%, 4/25/28	330,008	333,256
Structured Agency Credit Risk Debt Notes FRB Ser. 15-HQA1, Class B, (1 Month US LIBOR + 8.80%), 9.257%, 3/25/28	2,716,152	2,797,397
Structured Agency Credit Risk Debt FRN Ser. 17-DNA2, Class B1, (1 Month US LIBOR + 5.15%), 5.607%, 10/25/29	1,235,000	1,312,611
Structured Agency Credit Risk Debt FRN Ser. 16-DNA3, Class M3, (1 Month US LIBOR + 5.00%), 5.457%, 12/25/28	3,518,292	3,701,270
Structured Agency Credit Risk Debt FRN Ser. 17-HQA2, Class B1, (1 Month US LIBOR + 4.75%), 5.207%, 12/25/29	250,000	262,933
Structured Agency Credit Risk Debt FRN Ser. 17-DNA2, Class M2, (1 Month US LIBOR + 3.45%), 3.907%, 10/25/29	1,580,272	1,640,522
Structured Agency Credit Risk Debt FRN Ser. 18-HQA1, Class M2, (1 Month US LIBOR + 2.30%), 2.757%, 9/25/30	2,718,220	2,719,546
Federal Home Loan Mortgage Corporation 144A
Structured Agency Credit Risk Trust FRB Ser. 19-HQA2, Class B2, (1 Month US LIBOR + 11.25%), 11.707%, 4/25/49	637,000	684,671
Structured Agency Credit Risk Trust FRB Ser. 18-HQA2, Class B2, (1 Month US LIBOR + 11.00%), 11.457%, 10/25/48	2,108,000	2,305,032
Structured Agency Credit Risk Trust FRB Ser. 19-DNA1, Class B2, (1 Month US LIBOR + 10.75%), 11.207%, 1/25/49	4,520,000	4,852,434
Structured Agency Credit Risk Trust FRB Ser. 19-DNA2, Class B2, (1 Month US LIBOR + 10.50%), 10.957%, 3/25/49	282,000	298,100
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-DNA4, Class B2, (1 Month US LIBOR + 10.00%), 10.457%, 8/25/50	2,647,000	3,187,981
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-HQA3, Class B2, (1 Month US LIBOR + 10.00%), 10.457%, 7/25/50	916,000	1,090,040

28 Mortgage Securities Fund

MORTGAGE-BACKED SECURITIES (83.0%)* cont.	Principal amount	Value
Residential mortgage-backed securities (non-agency) cont.
Federal Home Loan Mortgage Corporation 144A
Structured Agency Credit Risk Trust FRB Ser. 19-DNA3, Class B2, (1 Month US LIBOR + 8.15%), 8.607%, 7/25/49	$393,000	$403,134
Structured Agency Credit Risk Trust FRB Ser. 19-DNA4, Class B2, (1 Month US LIBOR + 6.25%), 6.707%, 10/25/49	1,070,000	1,047,447
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-HQA3, Class B1, (1 Month US LIBOR + 5.75%), 6.207%, 7/25/50	1,351,000	1,388,840
Structured Agency Credit Risk Trust FRB Ser. 19-FTR3, Class FTR3, (1 Month US LIBOR + 4.80%), 4.987%, 9/25/47	371,000	342,739
Seasoned Credit Risk Transfer Trust Ser. 19-2, Class M, 4.75%, 8/25/58 W	1,129,000	1,085,905
Seasoned Credit Risk Transfer Trust FRB Ser. 18-3, Class 3, 4.75%, 8/25/57 W	876,000	861,049
Structured Agency Credit Risk Trust FRB Ser. 18-HQA2, Class B1, (1 Month US LIBOR + 4.25%), 4.707%, 10/25/48	1,347,000	1,362,154
Seasoned Credit Risk Transfer Trust Ser. 19-4, Class M, 4.50%, 2/25/59 W	485,000	469,689
Structured Agency Credit Risk Trust FRB Ser. 18-DNA2, Class B1, (1 Month US LIBOR + 3.70%), 4.157%, 12/25/30	2,018,000	2,010,538
Structured Agency Credit Risk Trust FRB Ser. 19-DNA1, Class M2, (1 Month US LIBOR + 2.65%), 3.107%, 1/25/49	705,180	706,971
Structured Agency Credit Risk Trust FRB Ser. 19-DNA2, Class M2, (1 Month US LIBOR + 2.45%), 2.907%, 3/25/49	276,748	276,748
Structured Agency Credit Risk Trust FRB Ser. 19-HQA1, Class M2, (1 Month US LIBOR + 2.35%), 2.807%, 2/25/49	1,391,374	1,403,035
Federal National Mortgage Association
Connecticut Avenue Securities FRB Ser. 16-C03, Class 2B, (1 Month US LIBOR + 12.75%), 13.207%, 10/25/28	467,719	521,225
Connecticut Avenue Securities FRB Ser. 16-C03, Class 1B, (1 Month US LIBOR + 11.75%), 12.207%, 10/25/28	2,825,928	3,178,831
Connecticut Avenue Securities FRB Ser. 16-C04, Class 1B, (1 Month US LIBOR + 10.25%), 10.707%, 1/25/29	782,003	842,508
Connecticut Avenue Securities FRB Ser. 16-C06, Class 1B, (1 Month US LIBOR + 9.25%), 9.707%, 4/25/29	505,602	529,685
Connecticut Avenue Securities FRB Ser. 15-C04, Class 1M2, (1 Month US LIBOR + 5.70%), 6.157%, 4/25/28	398,323	426,077
Connecticut Avenue Securities FRB Ser. 17-C02, Class 2B1, (1 Month US LIBOR + 5.50%), 5.957%, 9/25/29	2,538,000	2,719,451
Connecticut Avenue Securities FRB Ser. 16-C03, Class 1M2, (1 Month US LIBOR + 5.30%), 5.757%, 10/25/28	615,835	639,838
Connecticut Avenue Securities FRB Ser. 18-C04, Class 2B1, (1 Month US LIBOR + 4.50%), 4.957%, 12/25/30	2,530,000	2,593,667
Connecticut Avenue Securities FRB Ser. 17-C07, Class 2B1, (1 Month US LIBOR + 4.45%), 4.907%, 5/25/30	2,739,000	2,797,109
Connecticut Avenue Securities FRB Ser. 17-C06, Class 2B1, (1 Month US LIBOR + 4.45%), 4.907%, 2/25/30	3,913,000	4,059,738
Connecticut Avenue Securities FRB Ser. 16-C05, Class 2M2, (1 Month US LIBOR + 4.45%), 4.907%, 1/25/29	286,515	296,310
Connecticut Avenue Securities FRB Ser. 17-C06, Class 1B1, (1 Month US LIBOR + 4.15%), 4.607%, 2/25/30	3,742,000	3,801,917

Mortgage Securities Fund 29

MORTGAGE-BACKED SECURITIES (83.0%)* cont.	Principal amount	Value
Residential mortgage-backed securities (non-agency) cont.
Federal National Mortgage Association
Connecticut Avenue Securities FRB Ser. 18-C06, Class 2B1, (1 Month US LIBOR + 4.10%), 4.557%, 3/25/31	$1,273,000	$1,274,459
Connecticut Avenue Securities FRB Ser. 17-C07, Class 1B1, (1 Month US LIBOR + 4.00%), 4.457%, 5/25/30	3,800,000	3,868,587
Connecticut Avenue Securities FRB Ser. 18-C06, Class 1B1, (1 Month US LIBOR + 3.75%), 4.207%, 3/25/31	1,687,000	1,665,010
Connecticut Avenue Securities FRB Ser. 18-C03, Class 1B1, (1 Month US LIBOR + 3.75%), 4.207%, 10/25/30	1,154,000	1,139,575
Connecticut Avenue Securities FRB Ser. 17-C05, Class 1B1, (1 Month US LIBOR + 3.60%), 4.057%, 1/25/30	7,485,000	7,492,261
Connecticut Avenue Securities FRB Ser. 17-C01, Class 1M2, (1 Month US LIBOR + 3.55%), 4.007%, 7/25/29	2,196,788	2,242,696
Connecticut Avenue Securities FRB Ser. 17-C03, Class 1M2, (1 Month US LIBOR + 3.00%), 3.457%, 10/25/29	3,379,776	3,446,794
Connecticut Avenue Securities FRB Ser. 18-C01, Class 1M2, (1 Month US LIBOR + 2.25%), 2.707%, 7/25/30	277,548	279,963
Federal National Mortgage Association 144A
Connecticut Avenue Securities Trust FRB Ser. 20-SBT1, Class 1B1, (1 Month US LIBOR + 6.75%), 7.207%, 2/25/40	2,355,000	2,365,910
Connecticut Avenue Securities Trust FRB Ser. 19-R01, Class 2B1, (1 Month US LIBOR + 4.35%), 4.807%, 7/25/31	653,000	659,530
Connecticut Avenue Securities Trust FRB Ser. 20-SBT1, Class 1M2, (1 Month US LIBOR + 3.65%), 4.107%, 2/25/40	1,887,000	1,857,601
Connecticut Avenue Securities Trust FRB Ser. 20-R01, Class 1B1, (1 Month US LIBOR + 3.25%), 3.707%, 1/25/40	347,000	322,794
Connecticut Avenue Securities Trust FRB Ser. 20-R02, Class 2B1, (1 Month US LIBOR + 3.00%), 3.457%, 1/25/40	311,000	284,944
Connecticut Avenue Securities Trust FRB Ser. 22-R02, Class 2M2, (US 30 Day Average SOFR + 3.00%), 3.099%, 1/25/42	2,198,000	2,132,060
Connecticut Avenue Securities Trust FRB Ser. 19-R01, Class 2M2, (1 Month US LIBOR + 2.45%), 2.907%, 7/25/31	25,503	25,575
HarborView Mortgage Loan Trust FRB Ser. 05-2, Class 1A, (1 Month US LIBOR + 0.52%), 0.969%, 5/19/35	1,020,297	416,581
Home Re, Ltd. 144A FRB Ser. 21-2, Class B1, (US 30 Day Average SOFR + 4.15%), 4.249%, 1/25/34 (Bermuda)	1,000,000	965,512
JPMorgan Alternative Loan Trust FRB Ser. 06-A6, Class 1A1, (1 Month US LIBOR + 0.32%), 0.777%, 11/25/36	1,559,920	1,479,208
LHOME Mortgage Trust 144A Ser. 21-RTL1, Class A1, 2.09%, 9/25/26 W	511,000	489,691
Morgan Stanley ABS Capital I, Inc. Trust FRB Ser. 04-HE9, Class M2, (1 Month US LIBOR + 0.93%), 1.387%, 11/25/34	451,884	441,135
Oaktown Re II, Ltd. 144A FRB Ser. 18-1A, Class M2, (1 Month US LIBOR + 2.85%), 3.307%, 7/25/28 (Bermuda)	2,980,000	2,926,268
Oaktown Re III, Ltd. 144A
FRB Ser. 19-1A, Class B1B, (1 Month US LIBOR + 4.35%), 4.807%, 7/25/29 (Bermuda)	695,000	685,649
FRB Ser. 19-1A, Class B1A, (1 Month US LIBOR + 3.50%), 3.957%, 7/25/29 (Bermuda)	574,000	543,426
Radnor Re, Ltd. 144A Mortgage Insurance-Linked FRN Ser. 20-1, Class B1, (1 Month US LIBOR + 3.00%), 3.457%, 1/25/30	430,000	391,785

30 Mortgage Securities Fund

MORTGAGE-BACKED SECURITIES (83.0%)* cont.	Principal amount	Value
Residential mortgage-backed securities (non-agency) cont.
Structured Asset Mortgage Investments II Trust FRB Ser. 06-AR7, Class A1BG, (1 Month US LIBOR + 0.12%), 0.577%, 8/25/36	$361,451	$345,031
Towd Point Mortgage Trust 144A Ser. 19-2, Class A2, 3.75%, 12/25/58 W	862,000	856,644
WaMu Mortgage Pass-Through Certificates Trust FRB Ser. 05-AR8, Class 2AC2, (1 Month US LIBOR + 0.92%), 1.377%, 7/25/45	628,593	601,815
Wells Fargo Home Equity Asset-Backed Securities Trust FRB Ser. 07-2, Class A3, (1 Month US LIBOR + 0.23%), 0.687%, 4/25/37	858,326	841,489
		127,084,671
Total mortgage-backed securities (cost $523,379,781)		$480,917,825

ASSET-BACKED SECURITIES (4.1%)*	Principal amount	Value
1Sharpe Mortgage Trust 144A FRB Ser. 20-1, Class NOTE, (BBA LIBOR USD 3 Month + 2.90%), 3.025%, 7/25/24	$3,503,000	$3,494,243
Mello Warehouse Securitization Trust 144A
FRB Ser. 20-2, Class A, (1 Month US LIBOR + 0.80%), 1.257%, 11/25/53	987,000	987,000
FRB Ser. 21-2, Class A, (1 Month US LIBOR + 0.75%), 1.207%, 4/25/55	1,265,000	1,265,000
MRA Issuance Trust 144A
FRB Ser. 20-11, Class A1X, (1 Month US LIBOR + 1.70%), 2.097%, 4/22/22	2,255,000	2,255,006
FRB Ser. 21-EBO1, Class A2X, (1 Month US LIBOR + 1.75%), 1.981%, 4/15/22	2,124,000	2,113,389
FRB Ser. 20-2, Class A2, (1 Month US LIBOR + 1.45%), 1.431%, 8/15/22	2,155,000	2,155,003
FRB Ser. 21-8, Class A2X, (1 Month US LIBOR + 1.15%), 1.381%, 5/15/22	2,139,000	2,139,009
Station Place Securitization Trust 144A
FRB Ser. 21-6, Class A, (1 Month US LIBOR + 0.80%), 1.255%, 4/25/22	4,213,000	4,213,000
FRB Ser. 21-14, Class A1, (1 Month US LIBOR + 0.70%), 1.155%, 12/8/22	764,000	764,000
FRB Ser. 21-16, Class A1, (1 Month US LIBOR + 0.62%), 0.729%, 11/7/22	2,216,000	2,216,000
FRB Ser. 21-10, Class A, (1 Month US LIBOR + 0.75%), zero %, 8/8/22	2,100,000	2,100,000
Total asset-backed securities (cost $23,715,466)		$23,701,650

PURCHASED SWAP OPTIONS OUTSTANDING (2.3%)*
Counterparty Fixed right % to receive or (pay)/ Floating rate index/Maturity date	Expiration date/strike	Notional/ contract amount	Value
Bank of America N.A.
3.312/3 month USD-LIBOR-BBA/Nov-38	Nov-28/3.312	$73,288,200	$8,293,293
(3.312)/3 month USD-LIBOR-BBA/Nov-38	Nov-28/3.312	73,288,200	2,808,404
0.485/3 month USD-LIBOR-BBA/Jan-25	Jan-24/0.485	51,153,500	28,646
Morgan Stanley & Co. International PLC
(1.613)/3 month USD-LIBOR-BBA/Aug-34	Aug-24/1.613	17,746,600	1,519,641
1.613/3 month USD-LIBOR-BBA/Aug-34	Aug-24/1.613	17,746,600	429,645
Total purchased swap options outstanding (cost $11,843,746)			$13,079,629

Mortgage Securities Fund 31

PURCHASED OPTIONS OUTSTANDING (—%)* Counterparty	Expiration date/strike price	Notional amount	Contract amount	Value
JPMorgan Chase Bank N.A.
Government National Mortgage Association 30 yr 3.50% TBA commitments (Call)	Apr-22/$102.63	$32,188,189	$32,000,000	$32
Uniform Mortgage-Backed Securities 30 yr 2.00% TBA commitments (Call)	Apr-22/95.75	64,969,842	70,000,000	70
Uniform Mortgage-Backed Securities 30 yr 3.00% TBA commitments (Call)	Apr-22/100.66	171,212,895	175,000,000	525
Uniform Mortgage-Backed Securities 30 yr 3.50% TBA commitments (Call)	Apr-22/102.47	185,332,427	185,000,000	185
Uniform Mortgage-Backed Securities 30 yr 4.00% TBA commitments (Call)	Apr-22/104.16	112,260,214	110,000,000	110
Total purchased options outstanding (cost $1,542,500)				$922

SHORT-TERM INVESTMENTS (24.5%)*		Principal amount/ shares	Value
Putnam Government Money Market Fund Class P 0.01% L	Shares	10,000	$10,000
Putnam Short Term Investment Fund Class P 0.39% L	Shares	23,913,612	23,913,612
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.25% P	Shares	910,000	910,000
U.S. Treasury Bills 0.418%, 6/16/22 §		$200,000	199,825
U.S. Treasury Bills 0.405%, 6/9/22 ∆ § Φ		17,400,000	17,387,494
U.S. Treasury Bills 0.346%, 6/2/22 # ∆ § Φ		14,300,000	14,291,959
U.S. Treasury Bills 0.292%, 5/26/22 ∆		10,000,000	9,995,608
U.S. Treasury Bills 0.251%, 5/3/22 ∆ §		8,300,000	8,299,022
U.S. Treasury Bills 0.181%, 4/26/22 ∆		5,800,000	5,799,471
U.S. Treasury Bills 0.178%, 5/5/22 # ∆ §		17,600,000	17,597,548
U.S. Treasury Bills 0.053%, 4/7/22 ∆ § Φ		5,100,000	5,099,877
U.S. Treasury Bills 0.051%, 5/19/22 ∆ § Φ		19,200,000	19,193,621
U.S. Treasury Bills 0.045%, 4/21/22 ∆ § Φ		6,600,000	6,599,551
U.S. Treasury Cash Management Bills 0.356%, 6/7/22 ∆ § Φ		12,900,000	12,891,321
Total short-term investments (cost $142,191,968)			$142,188,909

TOTAL INVESTMENTS
Total investments (cost $1,189,201,451)	$1,141,120,394

Key to holding’s abbreviations
bp	Basis Points
FRB	Floating Rate Bonds: The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
FRN	Floating Rate Notes: The rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.

32 Mortgage Securities Fund

IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor.
IO	Interest Only
LIBOR	London Interbank Offered Rate
OTC	Over-the-counter
PO	Principal Only
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced Commitments

Notes to the fund’s portfolio
Unless noted otherwise, the notes to the fund’s portfolio are for the close of the fund’s reporting period, which ran from October 1, 2021 through March 31, 2022 (the reporting period). Within the following notes to the portfolio, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund’s manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures.
*	Percentages indicated are based on net assets of $579,654,705.
#	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period. Collateral at period end totaled $1,857,299 and is included in Investments in securities on the Statement of assets and liabilities (Notes 1 and 8).
∆	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period. Collateral at period end totaled $95,183,334 and is included in Investments in securities on the Statement of assets and liabilities (Notes 1 and 8).
Φ	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain TBA commitments at the close of the reporting period. Collateral at period end totaled $2,151,204 and is included in Investments in securities on the Statement of assets and liabilities (Notes 1 and 8).
§	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period. Collateral at period end totaled $8,981,773 and is included in Investments in securities on the Statement of assets and liabilities (Notes 1 and 8).
[i]	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts (Note 1).
L	Affiliated company (Note 5). The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
P	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
W	The rate shown represents the weighted average coupon associated with the underlying mortgage pools. Rates may be subject to a cap or floor.
At the close of the reporting period, the fund maintained liquid assets totaling $554,890,065 to cover certain derivative contracts and delayed delivery securities.
Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
See Note 1 to the financial statements regarding TBA commitments.
The dates shown on debt obligations are the original maturity dates.

Mortgage Securities Fund 33

FUTURES CONTRACTS OUTSTANDING at 3/31/22 (Unaudited)
	Number of contracts	Notional amount	Value	Expiration date	Unrealized appreciation/ (depreciation)
U.S. Treasury Note 2 yr (Short)	1,481	$313,856,298	$313,856,298	Jun-22	$3,919,001
Unrealized appreciation					3,919,001
Unrealized (depreciation)					—
Total					$3,919,001

WRITTEN SWAP OPTIONS OUTSTANDING at 3/31/22 (premiums $35,503,132) (Unaudited)
Counterparty Fixed Obligation % to receive or (pay)/ Floating rate index/Maturity date	Expiration date/strike	Notional/contract amount	Value
Bank of America N.A.
0.985/3 month USD-LIBOR-BBA/Jan-25	Jan-24/0.985	$51,153,500	$985,216
3.195/3 month USD-LIBOR-BBA/Nov-55	Nov-25/3.195	34,601,700	1,669,532
(3.195)/3 month USD-LIBOR-BBA/Nov-55	Nov-25/3.195	34,601,700	9,294,017
Citibank, N.A.
(1.865)/3 month USD-LIBOR-BBA/Oct-39	Oct-29/1.865	14,564,900	710,330
1.865/3 month USD-LIBOR-BBA/Oct-39	Oct-29/1.865	14,564,900	1,261,175
Goldman Sachs International
2.9425/3 month USD-LIBOR-BBA/Feb-34	Feb-24/2.9425	36,043,400	964,882
(2.9425)/3 month USD-LIBOR-BBA/Feb-34	Feb-24/2.9425	36,043,400	2,724,881
JPMorgan Chase Bank N.A.
(0.968)/3 month USD-LIBOR-BBA/Mar-35	Mar-25/0.968	5,302,800	79,012
(1.07)/3 month USD-LIBOR-BBA/Mar-32	Mar-27/1.07	9,579,400	148,960
1.07/3 month USD-LIBOR-BBA/Mar-32	Mar-27/1.07	9,579,400	631,378
3.229/3 month USD-LIBOR-BBA/Nov-33	Nov-23/3.229	35,660,900	674,704
0.968/3 month USD-LIBOR-BBA/Mar-35	Mar-25/0.968	5,302,800	678,175
(3.229)/3 month USD-LIBOR-BBA/Nov-33	Nov-23/3.229	35,660,900	3,253,701
Morgan Stanley & Co. International PLC
(1.512)/3 month USD-LIBOR-BBA/Aug-32	Aug-22/1.512	17,746,600	47,206
3.01/3 month USD-LIBOR-BBA/Feb-36	Feb-26/3.01	18,291,600	665,631
2.97/3 month USD-LIBOR-BBA/Feb-36	Feb-26/2.97	18,291,600	680,630
1.512/3 month USD-LIBOR-BBA/Aug-32	Aug-22/1.512	17,746,600	1,515,382
(2.97)/3 month USD-LIBOR-BBA/Feb-36	Feb-26/2.97	18,291,600	1,677,157
(3.01)/3 month USD-LIBOR-BBA/Feb-36	Feb-26/3.01	18,291,600	1,720,142
2.7875/3 month USD-LIBOR-BBA/Apr-59	Apr-29/2.7875	21,626,000	1,823,072
(2.7875)/3 month USD-LIBOR-BBA/Apr-59	Apr-29/2.7875	21,626,000	4,969,222
Toronto-Dominion Bank
(1.17)/3 month USD-LIBOR-BBA/Mar-55	Mar-25/1.17	794,600	33,882
1.17/3 month USD-LIBOR-BBA/Mar-55	Mar-25/1.17	1,589,200	394,853
UBS AG
(1.9875)/3 month USD-LIBOR-BBA/Oct-36	Oct-26/1.9875	16,895,300	814,860
1.9875/3 month USD-LIBOR-BBA/Oct-36	Oct-26/1.9875	16,895,300	1,267,823
Total			$38,685,823

34 Mortgage Securities Fund

WRITTEN OPTIONS OUTSTANDING at 3/31/22 (premiums $1,734,102) (Unaudited)
Counterparty	Expiration date/strike price	Notional amount	Contract amount	Value
JPMorgan Chase Bank N.A.
Government National Mortgage Association 30 yr 3.50% TBA commitments (Put)	Apr-22/$102.63	$32,188,189	$32,000,000	$646,976
Uniform Mortgage-Backed Securities 30 yr 2.00% TBA commitments (Put)	Apr-22/95.75	64,969,842	70,000,000	2,044,070
Uniform Mortgage-Backed Securities 30 yr 3.00% TBA commitments (Put)	Apr-22/100.66	171,212,895	175,000,000	4,908,400
Uniform Mortgage-Backed Securities 30 yr 3.50% TBA commitments (Put)	Apr-22/102.47	185,332,427	185,000,000	4,205,605
Uniform Mortgage-Backed Securities 30 yr 4.00% TBA commitments (Put)	Apr-22/104.16	112,260,214	110,000,000	2,294,380
Total				$14,099,431

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 3/31/22 (Unaudited)
Counterparty Fixed right or obligation % to receive or (pay)/Floating rate index/ Maturity date	Expiration date/strike	Notional/ contract amount	Premium receivable/ (payable)	Unrealized appreciation/ (depreciation)
Bank of America N.A.
(1.39)/SOFR/Dec-26 (Purchased)	Dec-24/1.39	$176,037,200	$(2,024,428)	$2,036,750
(0.305)/3 month USD-LIBOR-BBA/May-23 (Purchased)	May-22/0.305	116,294,800	(139,554)	1,971,199
(1.275)/3 month USD-LIBOR-BBA/Mar-50 (Purchased)	Mar-30/1.275	12,942,000	(1,685,696)	977,250
(2.485)/3 month USD-LIBOR-BBA/Oct-54 (Purchased)	Oct-24/2.485	20,805,700	(1,255,624)	494,551
(1.76)/3 month USD-LIBOR-BBA/Jan-29 (Purchased)	Jan-28/1.76	49,314,500	(318,695)	255,942
(1.405)/SOFR/Dec-58 (Purchased)	Dec-28/1.405	2,526,100	(387,441)	129,210
(2.2875)/3 month USD-LIBOR-BBA/May-32 (Purchased)	May-22/2.2875	23,259,000	(302,367)	121,645
(2.3075)/3 month USD-LIBOR-BBA/Jun-52 (Purchased)	Jun-22/2.3075	9,706,600	(219,604)	104,249
1.76/3 month USD-LIBOR-BBA/Jan-29 (Purchased)	Jan-28/1.76	49,314,500	(318,695)	44,876
(2.2275)/3 month USD-LIBOR-BBA/May-24 (Purchased)	May-22/2.2275	97,081,400	(895,576)	(2,912)
1.405/SOFR/Dec-58 (Purchased)	Dec-28/1.405	2,526,100	(387,441)	(63,279)
2.29/3 month USD-LIBOR-BBA/Mar-34 (Purchased)	Mar-24/2.29	20,251,300	(996,075)	(85,055)
2.17/3 month USD-LIBOR-BBA/Apr-34 (Purchased)	Apr-24/2.17	57,860,800	(2,794,677)	(395,768)
1.39/SOFR/Dec-26 (Purchased)	Dec-24/1.39	176,037,200	(2,024,428)	(401,365)
1.275/3 month USD-LIBOR-BBA/Mar-50 (Purchased)	Mar-30/1.275	12,942,000	(1,685,696)	(697,186)

Mortgage Securities Fund 35

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 3/31/22 (Unaudited) cont.
Counterparty Fixed right or obligation % to receive or (pay)/Floating rate index/ Maturity date	Expiration date/strike	Notional/ contract amount	Premium receivable/ (payable)	Unrealized appreciation/ (depreciation)
Bank of America N.A. cont.
2.2275/3 month USD-LIBOR-BBA/May-24 (Purchased)	May-22/2.2275	$97,081,400	$(895,576)	$(824,221)
2.3075/3 month USD-LIBOR-BBA/Jun-52 (Purchased)	Jun-22/2.3075	9,706,600	(4,563,808)	(4,143,942)
(1.085)/3 month USD-LIBOR-BBA/Apr-34 (Written)	Apr-24/1.085	115,721,600	1,588,279	211,771
(1.115)/3 month USD-LIBOR-BBA/Jan-26 (Written)	Jan-25/1.115	49,314,500	207,737	59,177
(1.29)/3 month USD-LIBOR-BBA/Mar-34 (Written)	Mar-24/1.29	28,930,400	451,314	38,188
1.7875/3 month USD-LIBOR-BBA/May-32 (Written)	May-22/1.7875	11,629,500	325,626	(325,393)
1.115/3 month USD-LIBOR-BBA/Jan-26 (Written)	Jan-25/1.115	49,314,500	207,737	(569,089)
2.415/3 month USD-LIBOR-BBA/Oct-33 (Written)	Oct-23/2.415	64,497,800	1,362,516	(1,336,394)
0.805/3 month USD-LIBOR-BBA/May-23 (Written)	May-22/0.805	232,589,600	75,592	(3,000,406)
Barclays Bank PLC
2.232/3 month USD-LIBOR-BBA/Jun-51 (Purchased)	Jun-31/2.232	12,539,500	(1,519,160)	158,750
(2.232)/3 month USD-LIBOR-BBA/Jun-51 (Purchased)	Jun-31/2.232	12,539,500	(1,519,160)	81,883
Citibank, N.A.
(1.752)/3 month USD-LIBOR-BBA/Dec-31 (Purchased)	Dec-26/1.752	86,001,300	(2,803,642)	1,519,643
(1.648)/SOFR/Sep-32 (Purchased)	Sep-22/1.648	31,239,500	(763,806)	984,044
(1.90)/3 month USD-LIBOR-BBA/Jun-28 (Purchased)	Jun-26/1.90	71,961,800	(959,251)	500,854
(1.724)/SOFR/Mar-53 (Purchased)	Mar-23/1.724	9,762,800	(736,603)	337,402
(1.826)/SOFR/Jan-42 (Purchased)	Jan-32/1.826	17,079,100	(1,261,292)	310,327
(1.735)/SOFR/Mar-53 (Purchased)	Mar-23/1.735	8,812,200	(651,442)	305,431
(2.194)/3 month USD-LIBOR-BBA/Sep-52 (Purchased)	Sep-22/2.194	7,953,300	(195,075)	302,941
2.31/SOFR/Jun-32 (Purchased)	Jun-22/2.31	46,929,900	(1,006,646)	244,505
(1.625)/3 month USD-LIBOR-BBA/Jan-61 (Purchased)	Jan-41/1.625	14,080,100	(2,076,815)	236,968
(1.102)/3 month USD-LIBOR-BBA/Nov-32 (Purchased)	Nov-22/1.102	2,455,400	(78,020)	220,691
(1.99)/SOFR/Feb-42 (Purchased)	Feb-32/1.99	23,191,700	(1,826,346)	187,853
(1.75)/SOFR/Mar-53 (Purchased)	Mar-23/1.75	5,918,800	(443,022)	186,857
2.285/3 month USD-LIBOR-BBA/Mar-51 (Purchased)	Mar-41/2.285	8,587,600	(741,539)	146,934
2.689/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.689	4,579,000	(589,546)	118,367

36 Mortgage Securities Fund

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 3/31/22 (Unaudited) cont.
Counterparty Fixed right or obligation % to receive or (pay)/Floating rate index/ Maturity date	Expiration date/strike	Notional/ contract amount	Premium receivable/ (payable)	Unrealized appreciation/ (depreciation)
Citibank, N.A. cont.
1.90/3 month USD-LIBOR-BBA/Jun-28 (Purchased)	Jun-26/1.90	$71,961,800	$(959,251)	$90,672
2.427/3 month USD-LIBOR-BBA/Jun-41 (Purchased)	Jun-31/2.427	6,879,800	(501,193)	64,601
1.625/3 month USD-LIBOR-BBA/Jan-61 (Purchased)	Jan-41/1.625	14,080,100	(2,076,815)	62,234
(2.427)/3 month USD-LIBOR-BBA/Jun-41 (Purchased)	Jun-31/2.427	6,879,800	(501,193)	36,050
(2.285)/3 month USD-LIBOR-BBA/Mar-51 (Purchased)	Mar-41/2.285	8,587,600	(741,539)	(16,746)
1.99/SOFR/Feb-42 (Purchased)	Feb-32/1.99	23,191,700	(1,826,346)	(22,496)
1.826/SOFR/Jan-42 (Purchased)	Jan-32/1.826	17,079,100	(1,261,292)	(49,017)
1.102/3 month USD-LIBOR-BBA/Nov-32 (Purchased)	Nov-22/1.102	2,455,400	(78,020)	(72,189)
1.75/SOFR/Mar-53 (Purchased)	Mar-23/1.75	5,918,800	(443,022)	(143,176)
1.735/SOFR/Mar-53 (Purchased)	Mar-23/1.735	8,812,200	(651,442)	(214,313)
(2.689)/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.689	4,579,000	(589,546)	(256,378)
1.724/SOFR/Mar-53 (Purchased)	Mar-23/1.724	9,762,800	(736,603)	(261,936)
1.752/3 month USD-LIBOR-BBA/Dec-31 (Purchased)	Dec-26/1.752	86,001,300	(2,803,642)	(309,605)
1.458/SOFR/Apr-27 (Purchased)	Apr-22/1.458	51,844,600	(414,757)	(413,201)
(2.31)/SOFR/Jun-32 (Purchased)	Jun-22/2.31	46,929,900	(1,006,646)	(418,145)
1.648/SOFR/Sep-32 (Purchased)	Sep-22/1.648	31,239,500	(763,806)	(534,195)
1.5625/SOFR/Jun-32 (Purchased)	Jun-22/1.5625	85,516,300	(1,654,740)	(1,498,246)
(1.3125)/SOFR/Jun-32 (Written)	Jun-22/1.3125	85,516,300	855,163	802,143
(1.245)/3 month USD-LIBOR-BBA/Aug-24 (Written)	Aug-22/1.245	67,957,000	621,807	614,331
(1.194)/3 month USD-LIBOR-BBA/Jun-25 (Written)	Jun-23/1.194	71,961,800	545,470	440,406
(1.208)/SOFR/Apr-27 (Written)	Apr-22/1.208	51,844,600	171,087	171,087
(1.918)/3 month USD-LIBOR-BBA/Jan-51 (Written)	Jan-31/1.918	16,948,300	2,027,017	141,179
1.918/3 month USD-LIBOR-BBA/Jan-51 (Written)	Jan-31/1.918	16,948,300	2,027,017	(496,077)
1.708/SOFR/Apr-27 (Written)	Apr-22/1.708	51,844,600	181,456	(1,235,457)
1.7075/3 month USD-LIBOR-BBA/Sep-27 (Written)	Sep-22/1.7075	38,175,600	202,331	(1,486,558)
1.245/3 month USD-LIBOR-BBA/Aug-24 (Written)	Aug-22/1.245	67,957,000	621,807	(1,539,906)
1.194/3 month USD-LIBOR-BBA/Jun-25 (Written)	Jun-23/1.194	71,961,800	545,470	(1,925,698)
1.8125/SOFR/Jun-32 (Written)	Jun-22/1.8125	85,516,300	855,163	(2,314,071)
Deutsche Bank AG
(1.724)/SOFR/Jan-47 (Purchased)	Jan-37/1.724	21,348,900	(1,762,352)	267,715
1.68/SOFR/Feb-57 (Purchased)	Feb-37/1.68	46,383,400	(6,839,232)	168,836

Mortgage Securities Fund 37

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 3/31/22 (Unaudited) cont.
Counterparty Fixed right or obligation % to receive or (pay)/Floating rate index/ Maturity date	Expiration date/strike	Notional/ contract amount	Premium receivable/ (payable)	Unrealized appreciation/ (depreciation)
Deutsche Bank AG cont.
(1.68)/SOFR/Feb-57 (Purchased)	Feb-37/1.68	$46,383,400	$(6,839,232)	$120,597
1.724/SOFR/Jan-47 (Purchased)	Jan-37/1.724	21,348,900	(1,762,352)	(21,989)
2.135/SOFR/Mar-42 (Written)	Mar-32/2.135	40,583,000	3,411,001	90,906
(2.135)/SOFR/Mar-42 (Written)	Mar-32/2.135	40,583,000	3,411,001	(63,715)
Goldman Sachs International
(1.769)/SOFR/May-32 (Purchased)	May-22/1.769	22,033,100	(341,293)	475,695
2.8175/3 month USD-LIBOR-BBA/Mar-47 (Purchased)	Mar-27/2.8175	4,497,500	(567,809)	171,400
(1.727)/3 month USD-LIBOR-BBA/Jan-55 (Purchased)	Jan-25/1.727	5,474,400	(818,423)	138,283
1.727/3 month USD-LIBOR-BBA/Jan-55 (Purchased)	Jan-25/1.727	5,474,400	(502,002)	(61,861)
(2.8175)/3 month USD-LIBOR-BBA/Mar-47 (Purchased)	Mar-27/2.8175	4,497,500	(567,809)	(196,631)
1.769/SOFR/May-32 (Purchased)	May-22/1.769	22,033,100	(341,293)	(298,108)
2.41/3 month USD-LIBOR-BBA/Aug-33 (Written)	Aug-23/2.41	23,512,000	343,275	(619,776)
2.07/3 month USD-LIBOR-BBA/Aug-33 (Written)	Aug-23/2.07	25,975,700	537,697	(939,541)
JPMorgan Chase Bank N.A.
(1.805)/3 month USD-LIBOR-BBA/Dec-36 (Purchased)	Dec-26/1.805	17,726,900	(1,051,205)	548,648
(2.031)/3 month USD-LIBOR-BBA/Feb-41 (Purchased)	Feb-31/2.031	10,707,100	(732,366)	249,154
(1.985)/3 month USD-LIBOR-BBA/Jan-41 (Purchased)	Jan-31/1.985	7,647,900	(524,646)	190,586
2.50/3 month USD-LIBOR-BBA/Nov-39 (Purchased)	Nov-29/2.50	7,631,600	(441,106)	179,724
(1.905)/SOFR/Jan-42 (Purchased)	Jan-32/1.905	10,924,600	(797,496)	173,046
2.902/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.902	4,579,000	(707,913)	129,952
(2.032)/3 month USD-LIBOR-BBA/Jan-55 (Purchased)	Jan-25/2.032	6,092,600	(703,695)	117,709
(1.544)/SOFR/Jan-62 (Purchased)	Jan-32/1.544	4,096,700	(688,246)	94,921
1.905/SOFR/Jan-42 (Purchased)	Jan-32/1.905	10,924,600	(797,496)	5,681
1.544/SOFR/Jan-62 (Purchased)	Jan-32/1.544	4,096,700	(688,246)	(20,361)
2.031/3 month USD-LIBOR-BBA/Feb-41 (Purchased)	Feb-31/2.031	10,707,100	(732,366)	(20,986)
1.985/3 month USD-LIBOR-BBA/Jan-41 (Purchased)	Jan-31/1.985	7,647,900	(524,646)	(27,838)
2.032/3 month USD-LIBOR-BBA/Jan-55 (Purchased)	Jan-25/2.032	6,092,600	(703,695)	(44,902)
1.805/3 month USD-LIBOR-BBA/Dec-36 (Purchased)	Dec-26/1.805	17,726,900	(1,051,205)	(191,451)
(2.50)/3 month USD-LIBOR-BBA/Nov-39 (Purchased)	Nov-29/2.50	7,631,600	(793,686)	(200,101)

38 Mortgage Securities Fund

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 3/31/22 (Unaudited) cont.
Counterparty Fixed right or obligation % to receive or (pay)/Floating rate index/ Maturity date	Expiration date/strike	Notional/ contract amount	Premium receivable/ (payable)	Unrealized appreciation/ (depreciation)
JPMorgan Chase Bank N.A. cont.
(2.902)/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.902	$4,579,000	$(491,327)	$(220,296)
(1.168)/3 month USD-LIBOR-BBA/Jun-37 (Written)	Jun-27/1.168	6,477,800	416,846	197,055
(1.70)/SOFR/Jan-29 (Written)	Jan-24/1.70	27,464,600	586,026	87,337
(1.81)/SOFR/Jan-37 (Written)	Jan-27/1.81	4,234,200	250,241	4,234
1.81/SOFR/Jan-37 (Written)	Jan-27/1.81	4,234,200	250,241	(84,769)
1.168/3 month USD-LIBOR-BBA/Jun-37 (Written)	Jun-27/1.168	6,477,800	416,846	(405,834)
1.70/SOFR/Jan-29 (Written)	Jan-24/1.70	27,464,600	586,026	(513,863)
Morgan Stanley & Co. International PLC
2.505/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.505	4,579,000	(492,700)	113,330
3.27/3 month USD-LIBOR-BBA/Oct-53 (Purchased)	Oct-23/3.27	219,200	(25,011)	30,445
(3.27)/3 month USD-LIBOR-BBA/Oct-53 (Purchased)	Oct-23/3.27	219,200	(25,011)	(18,910)
(2.505)/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.505	4,579,000	(701,503)	(303,542)
Toronto-Dominion Bank
(1.50)/3 month USD-LIBOR-BBA/Feb-33 (Purchased)	Feb-23/1.50	14,355,800	(493,481)	806,222
(1.937)/3 month USD-LIBOR-BBA/Feb-36 (Purchased)	Feb-26/1.937	5,742,300	(300,322)	152,171
2.405/3 month USD-LIBOR-BBA/Mar-41 (Purchased)	Mar-31/2.405	2,820,300	(196,716)	30,290
(2.405)/3 month USD-LIBOR-BBA/Mar-41 (Purchased)	Mar-31/2.405	2,820,300	(196,716)	23,155
1.937/3 month USD-LIBOR-BBA/Feb-36 (Purchased)	Feb-26/1.937	5,742,300	(300,322)	(23,371)
1.50/3 month USD-LIBOR-BBA/Feb-33 (Purchased)	Feb-23/1.50	14,355,800	(493,481)	(392,775)
(2.095)/3 month USD-LIBOR-BBA/Feb-56 (Written)	Feb-26/2.095	2,480,200	326,146	(9,078)
2.095/3 month USD-LIBOR-BBA/Feb-56 (Written)	Feb-26/2.095	2,480,200	326,146	(23,066)
UBS AG
(0.8925)/3 month USD-LIBOR-BBA/Apr-28 (Purchased)	Apr-23/0.8925	7,871,400	(166,874)	457,958
(0.902)/3 month USD-LIBOR-BBA/Apr-35 (Purchased)	Apr-25/0.902	3,148,600	(176,164)	252,896
(0.87)/3 month USD-LIBOR-BBA/Apr-28 (Purchased)	Apr-27/0.87	26,238,100	(176,976)	252,673
(1.715)/3 month USD-LIBOR-BBA/Feb-53 (Purchased)	Feb-23/1.715	2,871,200	(259,126)	166,558
(0.983)/3 month USD-LIBOR-BBA/Apr-32 (Purchased)	Apr-30/0.983	10,495,200	(166,349)	165,929

Mortgage Securities Fund 39

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 3/31/22 (Unaudited) cont.
Counterparty Fixed right or obligation % to receive or (pay)/Floating rate index/ Maturity date	Expiration date/strike	Notional/ contract amount	Premium receivable/ (payable)	Unrealized appreciation/ (depreciation)
UBS AG cont.
(1.87)/3 month USD-LIBOR-BBA/Jul-46 (Purchased)	Jul-41/1.87	$7,937,900	$(369,112)	$59,693
1.87/3 month USD-LIBOR-BBA/Jul-46 (Purchased)	Jul-41/1.87	7,937,900	(369,112)	14,606
0.983/3 month USD-LIBOR-BBA/Apr-32 (Purchased)	Apr-30/0.983	10,495,200	(166,349)	(58,353)
0.87/3 month USD-LIBOR-BBA/Apr-28 (Purchased)	Apr-27/0.87	26,238,100	(176,976)	(62,709)
0.902/3 month USD-LIBOR-BBA/Apr-35 (Purchased)	Apr-25/0.902	3,148,600	(176,164)	(119,552)
0.8925/3 month USD-LIBOR-BBA/Apr-28 (Purchased)	Apr-23/0.8925	7,871,400	(166,874)	(151,603)
1.715/3 month USD-LIBOR-BBA/Feb-53 (Purchased)	Feb-23/1.715	2,871,200	(259,126)	(176,349)
(0.958)/3 month USD-LIBOR-BBA/May-30 (Written)	May-25/0.958	6,297,100	167,345	88,663
0.958/3 month USD-LIBOR-BBA/May-30 (Written)	May-25/0.958	6,297,100	167,345	(274,868)
Wells Fargo Bank, N.A.
(1.96)/3 month USD-LIBOR-BBA/Jan-41 (Purchased)	Jan-31/1.96	27,375,600	(1,853,328)	730,929
(1.405)/3 month USD-LIBOR-BBA/Feb-29 (Purchased)	Feb-24/1.405	20,098,200	(411,511)	726,349
(1.3875)/3 month USD-LIBOR-BBA/Feb-29 (Purchased)	Feb-24/1.3875	14,355,800	(294,653)	526,571
(1.8225)/SOFR/Jan-42 (Purchased)	Jan-32/1.8225	6,404,700	(472,667)	117,526
(2.16)/3 month USD-LIBOR-BBA/Feb-35 (Purchased)	Feb-25/2.16	8,493,000	(423,588)	111,088
2.16/3 month USD-LIBOR-BBA/Feb-35 (Purchased)	Feb-25/2.16	8,493,000	(423,588)	(679)
1.8225/SOFR/Jan-42 (Purchased)	Jan-32/1.8225	6,404,700	(472,667)	(18,830)
1.96/3 month USD-LIBOR-BBA/Jan-41 (Purchased)	Jan-31/1.96	27,375,600	(1,853,328)	(104,575)
1.3875/3 month USD-LIBOR-BBA/Feb-29 (Purchased)	Feb-24/1.3875	14,355,800	(294,653)	(146,286)
1.405/3 month USD-LIBOR-BBA/Feb-29 (Purchased)	Feb-24/1.405	20,098,200	(411,511)	(199,977)
(1.62)/SOFR/Jan-27 (Written)	Jan-25/1.62	49,102,500	540,128	(11,785)
1.62/SOFR/Jan-27 (Written)	Jan-25/1.62	49,102,500	540,128	(461,564)
Unrealized appreciation				22,949,492
Unrealized (depreciation)				(31,542,314)
Total				$(8,592,822)

40 Mortgage Securities Fund

TBA SALE COMMITMENTS OUTSTANDING at 3/31/22 (proceeds receivable $197,412,324) (Unaudited)
Agency	Principal amount	Settlement date	Value
Government National Mortgage Association, 3.50%, 4/1/52	$3,000,000	4/21/22	$3,017,643
Uniform Mortgage-Backed Securities, 4.50%, 4/1/52	95,000,000	4/13/22	98,547,679
Uniform Mortgage-Backed Securities, 4.00%, 4/1/52	30,000,000	4/13/22	30,616,422
Uniform Mortgage-Backed Securities, 3.50%, 5/1/52	1,000,000	5/12/22	998,047
Uniform Mortgage-Backed Securities, 3.50%, 4/1/52	20,000,000	4/13/22	20,035,938
Uniform Mortgage-Backed Securities, 3.00%, 4/1/52	22,000,000	4/13/22	21,523,907
Uniform Mortgage-Backed Securities, 2.50%, 4/1/52	3,000,000	4/13/22	2,862,656
Uniform Mortgage-Backed Securities, 2.00%, 4/1/52	21,000,000	4/13/22	19,490,953
Total			$197,093,245

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 3/31/22 (Unaudited)
Notional amount	Value	Upfront premium received (paid)	Termination date	Payments made by fund	Payments received by fund	Unrealized appreciation/ (depreciation)
$30,378,000	$766,741	$1,468	12/23/23	0.695% — Annually	Secured Overnight Financing Rate — Annually	$716,174
28,248,000	1,482,173	2,428	12/23/26	1.085% — Annually	Secured Overnight Financing Rate — Annually	1,405,911
44,700,000	3,273,381	(11,632)	12/23/31	Secured Overnight Financing Rate — Annually	1.285% — Annually	(3,135,905)
16,940,000	2,066,849	(30,163)	12/23/51	Secured Overnight Financing Rate — Annually	1.437% — Annually	(2,033,425)
77,601,000	1,956,321	(7,896)	12/24/23	0.697% — Annually	Secured Overnight Financing Rate — Annually	1,815,888
8,211,000	426,890	523	12/24/26	Secured Overnight Financing Rate — Annually	1.096% — Annually	(403,434)
75,507,000	5,530,133	(33,708)	12/24/31	1.285% — Annually	Secured Overnight Financing Rate — Annually	5,197,655
10,717,000	1,312,297	(5,792)	12/24/51	1.435% — Annually	Secured Overnight Financing Rate — Annually	1,266,644
2,051,000	210,022	(334)	12/31/51	1.525% — Annually	Secured Overnight Financing Rate — Annually	202,154

Mortgage Securities Fund 41

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 3/31/22 (Unaudited) cont.
Notional amount	Value	Upfront premium received (paid)	Termination date	Payments made by fund	Payments received by fund	Unrealized appreciation/ (depreciation)
$4,905,000	$247,065	$(651)	12/31/26	Secured Overnight Financing Rate — Annually	1.135% — Annually	$(234,471)
2,561,900	31,870 E	(57)	1/15/47	1.724% — Annually	Secured Overnight Financing Rate — Annually	31,813
9,386,000	638,436	(320)	1/21/52	1.679% — Annually	Secured Overnight Financing Rate — Annually	608,662
9,856,000	787,100	(336)	1/19/52	Secured Overnight Financing Rate — Annually	1.626% — Annually	(756,647)
18,503,000	1,359,045	(631)	2/1/52	1.6545% — Annually	Secured Overnight Financing Rate — Annually	1,310,710
10,668,100	18,029 E	(364)	2/13/57	1.68% — Annually	Secured Overnight Financing Rate — Annually	17,665
24,475,300	670,868	(835)	2/24/52	Secured Overnight Financing Rate — Annually	1.86% — Annually	(627,994)
1,881,000	90,476	(64)	2/29/52	1.7674% — Annually	Secured Overnight Financing Rate — Annually	87,596
5,733,000	187,698	(76)	2/29/32	Secured Overnight Financing Rate — Annually	1.75% — Annually	(179,282)
13,299,000	350,030	(108)	2/28/27	1.675% — Annually	Secured Overnight Financing Rate — Annually	331,108
11,772,000	166,103	(45)	2/29/24	Secured Overnight Financing Rate — Annually	1.47709% — Annually	(151,712)
7,332,800	279,160	(97)	3/7/32	3 month USD-LIBOR-BBA — Quarterly	1.9575% — Semiannually	(272,657)
20,619,900	1,051,409	(273)	3/9/32	1.5475% — Annually	Secured Overnight Financing Rate — Annually	1,032,020

42 Mortgage Securities Fund

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 3/31/22 (Unaudited) cont.
Notional amount	Value	Upfront premium received (paid)	Termination date	Payments made by fund	Payments received by fund	Unrealized appreciation/ (depreciation)
$21,379,100	$1,101,665	$(283)	3/9/32	1.5415% — Annually	Secured Overnight Financing Rate — Annually	$1,081,775
11,271,000	383,214	(149)	3/11/32	1.737% — Annually	Secured Overnight Financing Rate — Annually	372,324
170,948,000	2,273,608 E	(2,483,681)	6/15/24	1.80% — Annually	Secured Overnight Financing Rate — Annually	(210,073)
319,321,000	6,756,832 E	(7,483,344)	6/15/27	1.85% — Annually	Secured Overnight Financing Rate — Annually	(726,512)
171,345,000	3,103,058 E	4,542,370	6/15/32	Secured Overnight Financing Rate — Annually	1.95% — Annually	1,439,312
16,178,000	209,990 E	250,642	6/15/52	Secured Overnight Financing Rate — Annually	2.05% — Annually	460,632
24,204,000	327,480	(321)	3/30/32	2.2655% — Annually	Secured Overnight Financing Rate — Annually	(330,659)
24,204,000	315,620	(321)	3/30/32	2.26% — Annually	Secured Overnight Financing Rate — Annually	(318,792)
34,826,000	36,567	(131)	3/30/24	Secured Overnight Financing Rate — Annually	2.2995% — Annually	40,614
47,849,000	656,010	(634)	3/30/32	Secured Overnight Financing Rate — Annually	2.2675% — Annually	661,031
14,235,000	80,428	(115)	3/30/27	2.3535% — Annually	Secured Overnight Financing Rate — Annually	(82,293)
46,929,900	756,510 E	(622)	4/7/32	2.298% — Annually	Secured Overnight Financing Rate — Annually	(757,132)
14,467,000	70,165	(117)	3/31/27	Secured Overnight Financing Rate — Annually	2.3365% — Annually	70,987

Mortgage Securities Fund 43

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 3/31/22 (Unaudited) cont.
Notional amount	Value	Upfront premium received (paid)	Termination date	Payments made by fund	Payments received by fund	Unrealized appreciation/ (depreciation)
$72,370,000	$86,844	$(273)	3/31/24	2.307% — Annually	Secured Overnight Financing Rate — Annually	$(91,755)
48,170,000	122,834	(390)	3/31/27	Secured Overnight Financing Rate — Annually	2.288% — Annually	125,505
9,664,000	29,185	(78)	4/1/27	Secured Overnight Financing Rate — Annually	2.299% — Annually	29,107
29,735,000	16,652	(241)	4/1/27	2.247% — Annually	Secured Overnight Financing Rate — Annually	(16,892)
19,153,000	27,963	(254)	4/4/32	2.116% — Annually	Secured Overnight Financing Rate — Annually	(28,217)
Total		$(5,266,905)	$7,947,435
E Extended effective date.

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 3/31/22 (Unaudited)
Swap counterparty/ Referenced debt*	Rating***	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments received by fund	Unrealized appreciation/ (depreciation)
Citigroup Global Markets, Inc.
CMBX NA BB.11 Index	BB−/P	$42,375	$75,000	$7,995	11/18/54	500 bp — Monthly	$34,453
CMBX NA BB.13 Index	BB−/P	75,581	756,000	96,390	12/16/72	500 bp — Monthly	(20,074)
CMBX NA BB.13 Index	BB−/P	78,819	865,000	110,288	12/16/72	500 bp — Monthly	(30,628)
CMBX NA BB.13 Index	BB−/P	82,147	901,000	114,878	12/16/72	500 bp — Monthly	(31,854)
CMBX NA BB.13 Index	BB−/P	129,386	1,371,000	174,803	12/16/72	500 bp — Monthly	(44,084)
CMBX NA BB.14 Index	BB/P	169,285	1,544,000	143,901	12/16/72	500 bp — Monthly	26,885
CMBX NA BB.6 Index	CCC+/P	617,410	1,465,663	616,898	5/11/63	500 bp — Monthly	920
CMBX NA BB.9 Index	B/P	36,851	181,000	42,861	9/17/58	500 bp — Monthly	(5,834)
CMBX NA BB.9 Index	B/P	287,137	1,406,000	332,941	9/17/58	500 bp — Monthly	(44,437)
CMBX NA BB.9 Index	B/P	1,102,022	1,964,000	465,075	9/17/58	500 bp — Monthly	638,856

44 Mortgage Securities Fund

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 3/31/22 (Unaudited) cont.
Swap counterparty/ Referenced debt*	Rating***	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments received by fund	Unrealized appreciation/ (depreciation)
Citigroup Global Markets, Inc. cont.
CMBX NA BBB−.10 Index	BB+/P	$89,090	$718,000	$79,985	11/17/59	300 bp — Monthly	$9,524
CMBX NA BBB−.10 Index	BB+/P	96,874	888,000	98,923	11/17/59	300 bp — Monthly	(1,531)
CMBX NA BBB−.11 Index	BBB−/P	59,693	953,000	76,145	11/18/54	300 bp — Monthly	(15,896)
CMBX NA BBB−.12 Index	BBB−/P	83,270	1,413,000	126,322	8/17/61	300 bp — Monthly	(42,228)
CMBX NA BBB−.13 Index	BBB−/P	17,539	200,000	19,080	12/16/72	300 bp — Monthly	(1,424)
CMBX NA BBB−.14 Index	BBB−/P	4,573	149,000	14,438	12/16/72	300 bp — Monthly	(9,778)
CMBX NA BBB−.14 Index	BBB−/P	12,601	252,000	24,419	12/16/72	300 bp — Monthly	(11,671)
CMBX NA BBB−.14 Index	BBB−/P	16,865	450,000	43,605	12/16/72	300 bp — Monthly	(26,478)
CMBX NA BBB−.14 Index	BBB−/P	24,342	492,000	47,675	12/16/72	300 bp — Monthly	(23,046)
CMBX NA BBB−.14 Index	BBB−/P	45,261	1,020,000	98,838	12/16/72	300 bp — Monthly	(52,982)
CMBX NA BBB−.14 Index	BBB−/P	49,677	1,216,000	117,830	12/16/72	300 bp — Monthly	(67,444)
CMBX NA BBB−.15 Index	BBB−/P	45,229	433,000	41,438	11/18/64	300 bp — Monthly	4,043
CMBX NA BBB−.6 Index	B+/P	9,913	118,603	28,951	5/11/63	300 bp — Monthly	(18,969)
CMBX NA BBB−.6 Index	B+/P	61,388	892,395	217,834	5/11/63	300 bp — Monthly	(155,926)
CMBX NA BBB−.6 Index	B+/P	282,900	941,176	229,741	5/11/63	300 bp — Monthly	53,708
CMBX NA BBB−.6 Index	B+/P	282,900	941,176	229,741	5/11/63	300 bp — Monthly	53,708
CMBX NA BBB−.6 Index	B+/P	71,943	1,043,519	254,723	5/11/63	300 bp — Monthly	(182,171)
CMBX NA BBB−.6 Index	B+/P	113,078	1,588,712	387,805	5/11/63	300 bp — Monthly	(273,800)
CMBX NA BBB−.6 Index	B+/P	579,330	1,882,351	459,482	5/11/63	300 bp — Monthly	120,946
CMBX NA BBB−.6 Index	B+/P	1,320,567	4,603,535	1,123,723	5/11/63	300 bp — Monthly	199,529
CMBX NA BBB−.6 Index	B+/P	1,866,936	28,042,062	6,845,059	5/11/63	300 bp — Monthly	(4,961,638)
Credit Suisse International
CMBX NA BB.7 Index	B/P	36,784	275,000	85,470	1/17/47	500 bp — Monthly	(48,418)
CMBX NA BBB−.6 Index	B+/P	1,784,817	18,168,325	4,434,888	5/11/63	300 bp — Monthly	(2,639,473)

Mortgage Securities Fund 45

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 3/31/22 (Unaudited) cont.
Swap counterparty/ Referenced debt*	Rating***	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments received by fund	Unrealized appreciation/ (depreciation)
Deutsche Bank AG
CMBX NA BBB−.6 Index	B+/P	$935,424	$8,392,150	$2,048,524	5/11/63	300 bp — Monthly	$(1,108,205)
Goldman Sachs International
CMBX NA A.14 Index	A-/P	(1,527)	90,000	252	12/16/72	200 bp — Monthly	(1,744)
CMBX NA A.7 Index	BBB+/P	(1,645)	1,128,000	47,940	1/17/47	200 bp — Monthly	(49,146)
CMBX NA BB.7 Index	B/P	59,391	175,000	54,390	1/17/47	500 bp — Monthly	5,171
CMBX NA BB.7 Index	B/P	77,674	231,000	71,795	1/17/47	500 bp — Monthly	6,104
CMBX NA BBB−.11 Index	BBB−/P	64	1,000	80	11/18/54	300 bp — Monthly	(16)
CMBX NA BBB−.13 Index	BBB−/P	13,523	79,000	7,537	12/16/72	300 bp — Monthly	6,033
CMBX NA BBB−.14 Index	BBB−/P	1,364	36,000	3,488	12/16/72	300 bp — Monthly	(2,103)
CMBX NA BBB−.15 Index	BBB−/P	26,714	430,000	41,151	11/18/64	300 bp — Monthly	(14,186)
CMBX NA BBB−.15 Index	BBB−/P	55,090	596,000	57,037	11/18/64	300 bp — Monthly	(1,600)
CMBX NA BBB−.15 Index	BBB−/P	53,068	596,000	57,037	11/18/64	300 bp — Monthly	(3,622)
CMBX NA BBB−.6 Index	B+/P	6,561	85,127	20,779	5/11/63	300 bp — Monthly	(14,169)
CMBX NA BBB−.6 Index	B+/P	6,521	85,127	20,779	5/11/63	300 bp — Monthly	(14,208)
CMBX NA BBB−.6 Index	B+/P	8,337	99,474	24,282	5/11/63	300 bp — Monthly	(15,887)
CMBX NA BBB−.6 Index	B+/P	11,011	125,299	30,585	5/11/63	300 bp — Monthly	(19,501)
CMBX NA BBB−.6 Index	B+/P	10,536	132,951	32,453	5/11/63	300 bp — Monthly	(21,840)
CMBX NA BBB−.6 Index	B+/P	25,618	229,555	56,034	5/11/63	300 bp — Monthly	(30,283)
CMBX NA BBB−.6 Index	B+/P	22,036	238,163	58,136	5/11/63	300 bp — Monthly	(35,961)
CMBX NA BBB−.6 Index	B+/P	28,418	245,815	60,003	5/11/63	300 bp — Monthly	(31,442)
CMBX NA BBB−.6 Index	B+/P	20,349	256,336	62,572	5/11/63	300 bp — Monthly	(42,073)
CMBX NA BBB−.6 Index	B+/P	31,378	258,249	63,039	5/11/63	300 bp — Monthly	(31,510)
CMBX NA BBB−.6 Index	B+/P	83,768	292,683	71,444	5/11/63	300 bp — Monthly	12,577
CMBX NA BBB−.6 Index	B+/P	164,897	588,235	143,588	5/11/63	300 bp — Monthly	21,652

46 Mortgage Securities Fund

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 3/31/22 (Unaudited) cont.
Swap counterparty/ Referenced debt*	Rating***	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments received by fund	Unrealized appreciation/ (depreciation)
Goldman Sachs International cont.
CMBX NA BBB−.6 Index	B+/P	$89,294	$641,798	$156,663	5/11/63	300 bp — Monthly	$(66,994)
CMBX NA BBB−.6 Index	B+/P	193,084	655,188	159,931	5/11/63	300 bp — Monthly	33,535
CMBX NA BBB−.6 Index	B+/P	193,084	655,188	159,931	5/11/63	300 bp — Monthly	33,535
CMBX NA BBB−.6 Index	B+/P	65,841	711,621	173,707	5/11/63	300 bp — Monthly	(107,450)
CMBX NA BBB−.6 Index	B+/P	42,125	777,618	189,816	5/11/63	300 bp — Monthly	(147,238)
CMBX NA BBB−.6 Index	B+/P	42,268	796,747	194,486	5/11/63	300 bp — Monthly	(151,753)
CMBX NA BBB−.6 Index	B+/P	539,219	1,941,653	473,958	5/11/63	300 bp — Monthly	66,394
CMBX NA BBB−.6 Index	B+/P	416,605	3,448,108	841,683	5/11/63	300 bp — Monthly	(423,067)
JPMorgan Securities LLC
CMBX NA A.14 Index	A-/P	(2,765)	470,000	1,316	12/16/72	200 bp — Monthly	(3,898)
CMBX NA BB.10 Index	B+/P	28,886	360,000	100,440	5/11/63	500 bp — Monthly	(71,204)
CMBX NA BB.7 Index	B/P	16,440	48,000	14,918	1/17/47	500 bp — Monthly	1,568
CMBX NA BB.7 Index	B/P	158,648	324,000	100,699	1/17/47	500 bp — Monthly	58,264
CMBX NA BBB−.12 Index	BBB−/P	31,334	582,000	52,031	8/17/61	300 bp — Monthly	(20,358)
CMBX NA BBB−.13 Index	BBB−/P	56,240	281,000	26,807	12/16/72	300 bp — Monthly	29,596
CMBX NA BBB−.13 Index	BBB−/P	56,271	337,000	32,150	12/16/72	300 bp — Monthly	24,318
Merrill Lynch International
CMBX NA BB.6 Index	CCC+/P	186,736	1,588,356	668,539	5/11/63	500 bp — Monthly	(480,258)
CMBX NA BB.7 Index	B/P	20,331	168,000	52,214	1/17/47	500 bp — Monthly	(31,720)
CMBX NA BBB−.6 Index	B+/P	288,138	990,913	241,882	5/11/63	300 bp — Monthly	46,834
CMBX NA BBB−.6 Index	B+/P	4,497,086	15,963,640	3,896,725	5/11/63	300 bp — Monthly	609,674
Morgan Stanley & Co. International PLC
CMBX NA A.14 Index	A-/P	(784)	49,000	137	12/16/72	200 bp — Monthly	(902)
CMBX NA A.14 Index	A-/P	(2,643)	210,000	588	12/16/72	200 bp — Monthly	(3,149)
CMBX NA A.14 Index	A-/P	(3,557)	267,000	748	12/16/72	200 bp — Monthly	(4,201)

Mortgage Securities Fund 47

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 3/31/22 (Unaudited) cont.
Swap counterparty/ Referenced debt*	Rating***	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments received by fund	Unrealized appreciation/ (depreciation)
Morgan Stanley & Co. International PLC cont.
CMBX NA A.14 Index	A-/P	$(3,984)	$358,000	$1,002	12/16/72	200 bp — Monthly	$(4,847)
CMBX NA A.14 Index	A-/P	(2,423)	412,000	1,154	12/16/72	200 bp — Monthly	(3,417)
CMBX NA A.14 Index	A-/P	(8,390)	667,000	1,868	12/16/72	200 bp — Monthly	(9,998)
CMBX NA A.14 Index	A-/P	9,383	734,000	2,055	12/16/72	200 bp — Monthly	7,613
CMBX NA A.14 Index	A-/P	(14,491)	930,000	2,604	12/16/72	200 bp — Monthly	(16,733)
CMBX NA A.14 Index	A-/P	(14,491)	930,000	2,604	12/16/72	200 bp — Monthly	(16,733)
CMBX NA A.14 Index	A-/P	(13,795)	930,000	2,604	12/16/72	200 bp — Monthly	(16,037)
CMBX NA A.14 Index	A-/P	(19,650)	1,395,000	3,906	12/16/72	200 bp — Monthly	(23,013)
CMBX NA A.6 Index	BBB+/P	(35,348)	4,275,200	346,291	5/11/63	200 bp — Monthly	(379,977)
CMBX NA BB.13 Index	BB−/P	575	6,000	765	12/16/72	500 bp — Monthly	(184)
CMBX NA BB.13 Index	BB−/P	14,044	151,000	19,253	12/16/72	500 bp — Monthly	(5,061)
CMBX NA BB.13 Index	BB−/P	14,439	153,000	19,508	12/16/72	500 bp — Monthly	(4,920)
CMBX NA BB.13 Index	BB−/P	26,993	294,000	37,485	12/16/72	500 bp — Monthly	(10,206)
CMBX NA BB.13 Index	BB−/P	33,293	363,000	46,283	12/16/72	500 bp — Monthly	(12,636)
CMBX NA BB.13 Index	BB−/P	61,324	673,000	85,808	12/16/72	500 bp — Monthly	(23,830)
CMBX NA BB.13 Index	BB−/P	80,638	873,000	111,308	12/16/72	500 bp — Monthly	(29,821)
CMBX NA BB.6 Index	CCC+/P	8,315	43,751	18,415	5/11/63	500 bp — Monthly	(10,058)
CMBX NA BB.6 Index	CCC+/P	24,114	109,378	46,037	5/11/63	500 bp — Monthly	(21,817)
CMBX NA BB.6 Index	CCC+/P	67,200	152,178	64,052	5/11/63	500 bp — Monthly	3,296
CMBX NA BB.7 Index	B/P	146,668	437,000	135,820	1/17/47	500 bp — Monthly	11,273
CMBX NA BBB−.12 Index	BBB−/P	34,298	582,000	52,031	8/17/61	300 bp — Monthly	(17,393)
CMBX NA BBB−.13 Index	BBB−/P	223	3,000	286	12/16/72	300 bp — Monthly	(61)
CMBX NA BBB−.13 Index	BBB−/P	1,016	5,000	477	12/16/72	300 bp — Monthly	542

48 Mortgage Securities Fund

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 3/31/22 (Unaudited) cont.
Swap counterparty/ Referenced debt*	Rating***	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments received by fund	Unrealized appreciation/ (depreciation)
Morgan Stanley & Co. International PLC cont.
CMBX NA BBB−.14 Index	BBB−/P	$2,771	$56,000	$5,426	12/16/72	300 bp — Monthly	$(2,623)
CMBX NA BBB−.14 Index	BBB−/P	5,125	105,000	10,175	12/16/72	300 bp — Monthly	(4,988)
CMBX NA BBB−.14 Index	BBB−/P	6,980	143,000	13,857	12/16/72	300 bp — Monthly	(6,794)
CMBX NA BBB−.14 Index	BBB−/P	25,361	417,000	40,407	12/16/72	300 bp — Monthly	(14,803)
CMBX NA BBB−.14 Index	BBB−/P	29,090	596,000	57,752	12/16/72	300 bp — Monthly	(28,315)
CMBX NA BBB−.14 Index	BBB−/P	12,718	838,000	81,202	12/16/72	300 bp — Monthly	(67,995)
CMBX NA BBB−.15 Index	BBB−/P	23,408	415,000	39,716	11/18/64	300 bp — Monthly	(16,066)
CMBX NA BBB−.6 Index	B+/P	11,527	131,994	32,220	5/11/63	300 bp — Monthly	(20,615)
CMBX NA BBB−.6 Index	B+/P	13,063	170,253	41,559	5/11/63	300 bp — Monthly	(28,397)
CMBX NA BBB−.6 Index	B+/P	25,010	298,422	72,845	5/11/63	300 bp — Monthly	(47,660)
CMBX NA BBB−.6 Index	B+/P	51,990	663,797	162,033	5/11/63	300 bp — Monthly	(109,656)
CMBX NA BBB−.6 Index	B+/P	72,767	711,621	173,707	5/11/63	300 bp — Monthly	(100,524)
CMBX NA BBB−.6 Index	B+/P	338,271	1,222,381	298,383	5/11/63	300 bp — Monthly	40,601
CMBX NA BBB−.6 Index	B+/P	386,451	1,311,333	320,096	5/11/63	300 bp — Monthly	67,119
CMBX NA BBB−.6 Index	B+/P	715,963	2,602,580	635,290	5/11/63	300 bp — Monthly	82,191
CMBX NA BBB−.6 Index	B+/P	7,690,533	111,031,949	27,102,899	5/11/63	300 bp — Monthly	(19,350,500)
CMBX NA BBB−.7 Index	BB−/P	9,392	138,000	24,812	1/17/47	300 bp — Monthly	(15,340)
CMBX NA BBB−.9 Index	BB+/P	47,282	487,000	49,723	9/17/58	300 bp — Monthly	(2,156)
Upfront premium received		28,130,180		Unrealized appreciation		2,310,462
Upfront premium (paid)		(125,493)		Unrealized (depreciation)		(32,082,646)
Total		$28,004,687		Total		$(29,772,184)
* Payments related to the referenced debt are made upon a credit default event.
** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.
*** Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody’s, Standard & Poor’s or Fitch ratings are believed to be the most recent ratings available at March 31, 2022. Securities rated by Fitch are indicated by “/F.” Securities rated by Putnam are indicated by “/P.” The Putnam rating categories are comparable to the Standard & Poor’s classifications.

Mortgage Securities Fund 49

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 3/31/22 (Unaudited)
Swap counterparty/ Referenced debt*	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments (paid) by fund	Unrealized appreciation/ (depreciation)
Citigroup Global Markets, Inc.
CMBX NA BB.10 Index	$(15,241)	$139,000	$38,781	11/17/59	(500 bp) — Monthly	$23,405
CMBX NA BB.10 Index	(11,793)	113,000	31,527	11/17/59	(500 bp) — Monthly	19,624
CMBX NA BB.11 Index	(4,242)	45,000	4,797	11/18/54	(500 bp) — Monthly	511
CMBX NA BB.11 Index	(3,887)	30,000	3,198	11/18/54	(500 bp) — Monthly	(718)
CMBX NA BB.6 Index	(11,333)	75,138	31,626	5/11/63	(500 bp) — Monthly	20,220
CMBX NA BB.7 Index	(105,844)	2,074,000	644,599	1/17/47	(500 bp) — Monthly	536,739
CMBX NA BB.8 Index	(209,142)	586,552	206,525	10/17/57	(500 bp) — Monthly	(3,188)
CMBX NA BBB−.10 Index	(486,410)	2,829,000	315,151	11/17/59	(300 bp) — Monthly	(172,910)
CMBX NA BBB−.10 Index	(326,142)	1,405,000	156,517	11/17/59	(300 bp) — Monthly	(170,445)
CMBX NA BBB−.10 Index	(297,626)	999,000	111,289	11/17/59	(300 bp) — Monthly	(186,920)
CMBX NA BBB−.10 Index	(234,757)	984,000	109,618	11/17/59	(300 bp) — Monthly	(125,713)
CMBX NA BBB−.10 Index	(105,823)	865,000	96,361	11/17/59	(300 bp) — Monthly	(9,967)
CMBX NA BBB−.10 Index	(143,198)	656,000	73,078	11/17/59	(300 bp) — Monthly	(70,503)
CMBX NA BBB−.10 Index	(136,239)	626,000	69,736	11/17/59	(300 bp) — Monthly	(66,868)
CMBX NA BBB−.10 Index	(62,719)	492,000	54,809	11/17/59	(300 bp) — Monthly	(8,197)
CMBX NA BBB−.10 Index	(115,406)	469,000	52,247	11/17/59	(300 bp) — Monthly	(63,433)
CMBX NA BBB−.10 Index	(12,748)	100,000	11,140	11/17/59	(300 bp) — Monthly	(1,666)
CMBX NA BBB−.11 Index	(159,306)	497,000	39,710	11/18/54	(300 bp) — Monthly	(119,886)
CMBX NA BBB−.11 Index	(48,685)	149,000	11,905	11/18/54	(300 bp) — Monthly	(36,867)
CMBX NA BBB−.11 Index	(21,489)	146,000	11,665	11/18/54	(300 bp) — Monthly	(9,909)
CMBX NA BBB−.12 Index	(540,439)	1,618,000	144,649	8/17/61	(300 bp) — Monthly	(396,734)
CMBX NA BBB−.12 Index	(529,327)	1,502,000	134,279	8/17/61	(300 bp) — Monthly	(395,925)
CMBX NA BBB−.12 Index	(206,461)	915,000	81,801	8/17/61	(300 bp) — Monthly	(125,194)

50 Mortgage Securities Fund

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 3/31/22 (Unaudited) cont.
Swap counterparty/ Referenced debt*	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments (paid) by fund	Unrealized appreciation/ (depreciation)
Citigroup Global Markets, Inc. cont.
CMBX NA BBB−.12 Index	$(53,286)	$888,000	$79,387	8/17/61	(300 bp) — Monthly	$25,583
CMBX NA BBB−.12 Index	(74,871)	213,000	19,042	8/17/61	(300 bp) — Monthly	(55,953)
CMBX NA BBB−.13 Index	(60,774)	802,000	76,511	12/16/72	(300 bp) — Monthly	15,269
CMBX NA BBB−.13 Index	(2,622)	52,000	4,961	12/16/72	(300 bp) — Monthly	2,308
CMBX NA BBB−.13 Index	(2,597)	51,000	4,865	12/16/72	(300 bp) — Monthly	2,239
CMBX NA BBB−.8 Index	(338,892)	2,144,000	278,720	10/17/57	(300 bp) — Monthly	(61,423)
CMBX NA BBB−.8 Index	(340,232)	2,144,000	278,720	10/17/57	(300 bp) — Monthly	(62,763)
CMBX NA BBB−.8 Index	(199,245)	1,436,000	186,680	10/17/57	(300 bp) — Monthly	(13,403)
CMBX NA BBB−.8 Index	(220,781)	1,413,000	183,690	10/17/57	(300 bp) — Monthly	(37,916)
CMBX NA BBB−.8 Index	(145,639)	1,094,000	142,220	10/17/57	(300 bp) — Monthly	(4,057)
CMBX NA BBB−.8 Index	(149,147)	953,000	123,890	10/17/57	(300 bp) — Monthly	(25,813)
CMBX NA BBB−.8 Index	(99,623)	718,000	93,340	10/17/57	(300 bp) — Monthly	(6,701)
CMBX NA BBB−.9 Index	(251,259)	1,062,000	108,430	9/17/58	(300 bp) — Monthly	(143,449)
Credit Suisse International
CMBX NA BB.10 Index	(46,565)	349,000	97,371	11/17/59	(500 bp) — Monthly	50,467
CMBX NA BB.10 Index	(41,383)	348,000	97,092	11/17/59	(500 bp) — Monthly	55,370
CMBX NA BB.10 Index	(22,747)	183,000	51,057	11/17/59	(500 bp) — Monthly	28,132
Goldman Sachs International
CMBX NA BB.8 Index	(270,854)	769,185	270,830	10/17/57	(500 bp) — Monthly	(772)
CMBX NA BB.8 Index	(85,102)	223,218	78,595	10/17/57	(500 bp) — Monthly	(6,724)
CMBX NA BB.8 Index	(62,992)	169,105	59,542	10/17/57	(500 bp) — Monthly	(3,614)
CMBX NA BB.9 Index	(301,266)	1,891,000	447,781	9/17/58	(500 bp) — Monthly	144,684
CMBX NA BB.9 Index	(241,720)	1,530,000	362,304	9/17/58	(500 bp) — Monthly	119,097
CMBX NA BB.9 Index	(54,798)	342,000	80,986	9/17/58	(500 bp) — Monthly	25,855

Mortgage Securities Fund 51

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 3/31/22 (Unaudited) cont.
Swap counterparty/ Referenced debt*	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments (paid) by fund	Unrealized appreciation/ (depreciation)
Goldman Sachs International cont.
CMBX NA BB.9 Index	$(22,287)	$140,000	$33,152	9/17/58	(500 bp) — Monthly	$10,729
CMBX NA BBB−.10 Index	(60,367)	276,000	30,746	11/17/59	(300 bp) — Monthly	(29,782)
CMBX NA BBB−.8 Index	(74,132)	573,000	74,490	10/17/57	(300 bp) — Monthly	24
CMBX NA BBB−.8 Index	(24,306)	155,000	20,150	10/17/57	(300 bp) — Monthly	(4,247)
JPMorgan Securities LLC
CMBX NA BB.11 Index	(111,197)	205,440	86,470	5/11/63	(500 bp) — Monthly	(24,927)
CMBX NA BB.8 Index	(311,253)	606,845	213,670	10/17/57	(500 bp) — Monthly	(98,172)
CMBX NA BBB−.10 Index	(368,819)	3,516,000	391,682	11/17/59	(300 bp) — Monthly	20,812
CMBX NA BBB−.10 Index	(161,420)	573,000	63,832	11/17/59	(300 bp) — Monthly	(97,922)
CMBX NA BBB−.10 Index	(97,421)	327,000	36,428	11/17/59	(300 bp) — Monthly	(61,184)
CMBX NA BBB−.10 Index	(49,641)	301,000	33,531	11/17/59	(300 bp) — Monthly	(16,285)
CMBX NA BBB−.8 Index	(196,331)	1,415,000	183,950	10/17/57	(300 bp) — Monthly	(13,207)
Merrill Lynch International
CMBX NA BB.10 Index	(19,118)	336,000	93,744	11/17/59	(500 bp) — Monthly	74,299
CMBX NA BBB−.10 Index	(163,586)	755,000	84,107	11/17/59	(300 bp) — Monthly	(79,920)
Morgan Stanley & Co. International PLC
CMBX NA BB.10 Index	(16,780)	160,000	44,640	11/17/59	(500 bp) — Monthly	27,704
CMBX NA BB.8 Index	(495,731)	1,381,828	486,542	10/17/57	(500 bp) — Monthly	(10,533)
CMBX NA BB.8 Index	(504,626)	1,325,782	466,808	10/17/57	(500 bp) — Monthly	(39,107)
CMBX NA BB.8 Index	(234,901)	643,565	226,599	10/17/57	(500 bp) — Monthly	(8,928)
CMBX NA BB.8 Index	(160,466)	422,279	148,684	10/17/57	(500 bp) — Monthly	(12,192)
CMBX NA BB.8 Index	(180,447)	352,704	124,187	10/17/57	(500 bp) — Monthly	(56,602)
CMBX NA BB.8 Index	(117,451)	321,782	113,300	10/17/57	(500 bp) — Monthly	(4,464)
CMBX NA BB.8 Index	(120,668)	321,782	113,300	10/17/57	(500 bp) — Monthly	(7,682)
CMBX NA BB.9 Index	(3,804)	28,000	6,630	9/17/58	(500 bp) — Monthly	2,800

52 Mortgage Securities Fund

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 3/31/22 (Unaudited) cont.
Swap counterparty/ Referenced debt*	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments (paid) by fund	Unrealized appreciation/ (depreciation)
Morgan Stanley & Co. International PLC cont.
CMBX NA BBB−.10 Index	$(196,183)	$1,590,000	$177,126	11/17/59	(300 bp) — Monthly	$(19,984)
CMBX NA BBB−.10 Index	(109,578)	864,000	96,250	11/17/59	(300 bp) — Monthly	(13,832)
CMBX NA BBB−.10 Index	(86,435)	824,000	91,794	11/17/59	(300 bp) — Monthly	4,877
CMBX NA BBB−.10 Index	(168,160)	711,000	79,205	11/17/59	(300 bp) — Monthly	(89,369)
CMBX NA BBB−.10 Index	(151,882)	623,000	69,402	11/17/59	(300 bp) — Monthly	(82,844)
CMBX NA BBB−.10 Index	(103,001)	611,000	68,065	11/17/59	(300 bp) — Monthly	(35,292)
CMBX NA BBB−.10 Index	(79,899)	348,000	38,767	11/17/59	(300 bp) — Monthly	(41,335)
CMBX NA BBB−.10 Index	(70,508)	323,000	35,982	11/17/59	(300 bp) — Monthly	(34,714)
CMBX NA BBB−.10 Index	(26,327)	304,000	33,866	11/17/59	(300 bp) — Monthly	7,362
CMBX NA BBB−.10 Index	(49,002)	226,000	25,176	11/17/59	(300 bp) — Monthly	(23,958)
CMBX NA BBB−.10 Index	(43,032)	199,000	22,169	11/17/59	(300 bp) — Monthly	(20,980)
CMBX NA BBB−.10 Index	(23,716)	187,000	20,832	11/17/59	(300 bp) — Monthly	(2,994)
CMBX NA BBB−.11 Index	(25,498)	162,000	12,944	11/18/54	(300 bp) — Monthly	(12,649)
CMBX NA BBB−.12 Index	(68,165)	300,000	26,820	8/17/61	(300 bp) — Monthly	(41,520)
CMBX NA BBB−.12 Index	(54,047)	259,000	23,155	8/17/61	(300 bp) — Monthly	(31,043)
CMBX NA BBB−.12 Index	(50,930)	246,000	21,992	8/17/61	(300 bp) — Monthly	(29,081)
CMBX NA BBB−.12 Index	(72,026)	233,000	20,830	8/17/61	(300 bp) — Monthly	(51,332)
CMBX NA BBB−.8 Index	(252,950)	1,626,000	211,380	10/17/57	(300 bp) — Monthly	(42,518)
CMBX NA BBB−.8 Index	(162,334)	1,186,000	154,180	10/17/57	(300 bp) — Monthly	(8,846)
CMBX NA BBB−.8 Index	(120,571)	889,000	115,570	10/17/57	(300 bp) — Monthly	(5,519)
CMBX NA BBB−.8 Index	(121,126)	889,000	115,570	10/17/57	(300 bp) — Monthly	(6,075)
CMBX NA BBB−.8 Index	(112,284)	885,000	115,050	10/17/57	(300 bp) — Monthly	2,249
CMBX NA BBB−.8 Index	(112,561)	885,000	115,050	10/17/57	(300 bp) — Monthly	1,973

Mortgage Securities Fund 53

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 3/31/22 (Unaudited) cont.
Swap counterparty/ Referenced debt*	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments (paid) by fund	Unrealized appreciation/ (depreciation)
Morgan Stanley & Co. International PLC cont.
CMBX NA BBB−.8 Index	$(115,360)	$824,000	$107,120	10/17/57	(300 bp) — Monthly	$(8,721)
CMBX NA BBB−.8 Index	(128,902)	822,000	106,860	10/17/57	(300 bp) — Monthly	(22,522)
CMBX NA BBB−.8 Index	(93,274)	602,000	78,260	10/17/57	(300 bp) — Monthly	(15,365)
CMBX NA BBB−.8 Index	(90,938)	582,000	75,660	10/17/57	(300 bp) — Monthly	(15,617)
CMBX NA BBB−.8 Index	(43,788)	310,000	40,300	10/17/57	(300 bp) — Monthly	(3,668)
Upfront premium received	—		Unrealized appreciation		1,222,332
Upfront premium (paid)	(13,081,881)		Unrealized (depreciation)		(3,612,563)
Total	$(13,081,881)		Total		$(2,390,231)
* Payments related to the referenced debt are made upon a credit default event.
** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

54 Mortgage Securities Fund

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1: Valuations based on quoted prices for identical securities in active markets.

Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:

		Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Asset-backed securities	$—	$23,701,650	$—
Mortgage-backed securities	—	480,917,825	—
Purchased options outstanding	—	922	—
Purchased swap options outstanding	—	13,079,629	—
U.S. government and agency mortgage obligations	—	479,467,961	—
U.S. treasury obligations	—	1,763,498	—
Short-term investments	920,000	141,268,909	—
Totals by level	$920,000	$1,140,200,394	$—

		Valuation inputs
Other financial instruments:	Level 1	Level 2	Level 3
Futures contracts	$3,919,001	$—	$—
Written options outstanding	—	(14,099,431)	—
Written swap options outstanding	—	(38,685,823)	—
Forward premium swap option contracts	—	(8,592,822)	—
TBA sale commitments	—	(197,093,245)	—
Interest rate swap contracts	—	13,214,340	—
Credit default contracts	—	(47,085,221)	—
Totals by level	$3,919,001	$(292,342,202)	$—
The following is a reconciliation of Level 3 assets as of the close of the reporting period:

Investments in securities:	Balance as of 9/30/21	Accrued discounts/premiums	Realized gain/(loss)	Change in net unrealized appreciation/ (deprecia- tion) #	Cost of purchases	Proceeds from sales	Total transfers into Level 3†	Total transfers out of Level 3†	Balance as of 3/31/22
Asset-backed securities	$7,917,554	$—	$—	$(13,305)	$—	$—	$—	$(7,904,249)	$—
Totals	$7,917,554	$—	$—	$(13,305)	$—	$—	$—	$(7,904,249)	$—
† Transfers during the reporting period are accounted for using the end of period market value and transfers out include valuations where a secondary pricing source was obtained for certain securities.
# Includes $(13,305) related to securities still held at period end. Total change in unrealized appreciation/(depreciation) for securities (including Level 1 and Level 2) can be found in the Statement of operations.

The accompanying notes are an integral part of these financial statements.

Mortgage Securities Fund 55

Statement of assets and liabilities 3/31/22 (Unaudited)

ASSETS
Investment in securities, at value (Notes 1 and 8):
Unaffiliated issuers (identified cost $1,165,277,839)	$1,117,196,782
Affiliated issuers (identified cost $23,923,612) (Note 5)	23,923,612
Interest and other receivables	5,814,385
Receivable for shares of the fund sold	106,110
Receivable for investments sold	601,367
Receivable for sales of TBA securities (Note 1)	163,178,633
Receivable for variation margin on centrally cleared swap contracts (Note 1)	2,548,726
Unrealized appreciation on forward premium swap option contracts (Note 1)	22,949,492
Unrealized appreciation on OTC swap contracts (Note 1)	3,532,794
Premium paid on OTC swap contracts (Note 1)	13,207,374
Deposits with broker (Note 1)	292,400
Prepaid assets	61,057
Total assets	1,353,412,732

LIABILITIES
Payable for investments purchased	396,926
Payable to custodian	286,454
Payable for purchases of TBA securities (Note 1)	417,331,366
Payable for shares of the fund repurchased	3,122,242
Payable for compensation of Manager (Note 2)	197,162
Payable for custodian fees (Note 2)	29,127
Payable for investor servicing fees (Note 2)	189,748
Payable for Trustee compensation and expenses (Note 2)	596,503
Payable for administrative services (Note 2)	1,916
Payable for distribution fees (Note 2)	353,297
Payable for variation margin on futures contracts (Note 1)	243,172
Payable for variation margin on centrally cleared swap contracts (Note 1)	2,923,673
Unrealized depreciation on OTC swap contracts (Note 1)	35,695,209
Premium received on OTC swap contracts (Note 1)	28,130,180
Unrealized depreciation on forward premium swap option contracts (Note 1)	31,542,314
Written options outstanding, at value (premiums $37,237,234) (Note 1)	52,785,254
TBA sale commitments, at value (proceeds receivable $197,412,324) (Note 1)	197,093,245
Collateral on certain derivative contracts, at value (Notes 1 and 8)	2,673,498
Other accrued expenses	166,741
Total liabilities	773,758,027

Net assets	$579,654,705

REPRESENTED BY
Paid-in capital (Unlimited shares authorized) (Notes 1 and 4)	$846,824,901
Total distributable earnings (Note 1)	(267,170,196)
Total — Representing net assets applicable to capital shares outstanding	$579,654,705

(Continued on next page)

56 Mortgage Securities Fund

Statement of assets and liabilities cont.

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE
Net asset value and redemption price per class A share
($526,415,603 divided by 48,069,257 shares)	$10.95
Offering price per class A share (100/96.00 of $10.95)*	$11.41
Net asset value and offering price per class B share ($899,108 divided by 82,497 shares)**	$10.90
Net asset value and offering price per class C share ($4,887,386 divided by 450,990 shares)**	$10.84
Net asset value, offering price and redemption price per class R share
($5,514,988 divided by 510,186 shares)	$10.81
Net asset value, offering price and redemption price per class R6 share
($5,930,337 divided by 548,724 shares)	$10.81
Net asset value, offering price and redemption price per class Y share
($36,007,283 divided by 3,331,243 shares)	$10.81

* On single retail sales of less than $100,000. On sales of $100,000 or more the offering price is reduced.

** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

The accompanying notes are an integral part of these financial statements.

Mortgage Securities Fund 57

Statement of operations Six months ended 3/31/22 (Unaudited)

INVESTMENT INCOME
Interest (including interest income of $16,079 from investments in affiliated issuers) (Note 5)	$18,670,661
Total investment income	18,670,661

EXPENSES
Compensation of Manager (Note 2)	1,243,473
Investor servicing fees (Note 2)	581,319
Custodian fees (Note 2)	45,314
Trustee compensation and expenses (Note 2)	12,458
Distribution fees (Note 2)	758,090
Administrative services (Note 2)	10,597
Other	232,434
Fees waived and reimbursed by Manager (Note 2)	(14)
Total expenses	2,883,671
Expense reduction (Note 2)	(714)
Net expenses	2,882,957

Net investment income	15,787,704

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Securities from unaffiliated issuers (Notes 1 and 3)	(45,120,068)
Futures contracts (Note 1)	19,014,025
Swap contracts (Note 1)	(10,728,247)
Written options (Note 1)	(11,206,405)
Total net realized loss	(48,040,695)
Change in net unrealized appreciation (depreciation) on:
Securities from unaffiliated issuers and TBA sale commitments	(10,073,077)
Futures contracts	2,491,255
Swap contracts	30,665,631
Written options	(27,923,161)
Total change in net unrealized depreciation	(4,839,352)

Net loss on investments	(52,880,047)

Net decrease in net assets resulting from operations	$(37,092,343)

The accompanying notes are an integral part of these financial statements.

58 Mortgage Securities Fund

Statement of changes in net assets

DECREASE IN NET ASSETS	Six months ended 3/31/22*	Year ended 9/30/21
Operations
Net investment income	$15,787,704	$31,704,812
Net realized loss on investments	(48,040,695)	(15,302,101)
Change in net unrealized appreciation (depreciation)
of investments	(4,839,352)	5,025,406
Net increase (decrease) in net assets resulting
from operations	(37,092,343)	21,428,117
Distributions to shareholders (Note 1):
From ordinary income
Net investment income
Class A	(12,169,812)	(7,276,037)
Class B	(18,068)	(14,140)
Class C	(96,294)	(88,203)
Class R	(117,940)	(76,123)
Class R6	(145,864)	(77,497)
Class Y	(1,407,614)	(737,370)
From return of capital
Class A	—	(18,775,718)
Class B	—	(36,488)
Class C	—	(227,608)
Class R	—	(196,434)
Class R6	—	(199,980)
Class Y	—	(1,902,775)
Decrease from capital share transactions (Note 4)	(73,123,934)	(60,549,828)
Total decrease in net assets	(124,171,869)	(68,730,084)

NET ASSETS
Beginning of period	703,826,574	772,556,658
End of period	$579,654,705	$703,826,574

* Unaudited.

The accompanying notes are an integral part of these financial statements.

Mortgage Securities Fund 59

Financial highlights

(For a common share outstanding throughout the period)

	INVESTMENT OPERATIONS				LESS DISTRIBUTIONS					RATIOS AND SUPPLEMENTAL DATA
												Ratio of net
	Net asset		Net realized								Ratio	investment
	value,		and unrealized	Total from	From net			Net asset	Total return	Net assets,	of expenses	income (loss)	Portfolio
	beginning	Net investment	gain (loss)	investment	investment	From return	Total	value, end	at net asset	end of period	to average	to average	turnover
Period ended	of period	income (loss)[a]	on investments	operations	income	of capital	distributions	of period	value (%)[b]	(in thousands)	net assets (%)[c]	neta ssets (%)	(%)[d]
Class A
March 31, 2022**	$11.87	.28	(.95)	(.67)	(.25)	—	(.25)	$10.95	(5.75)*	$526,416	.45*e,g	2.41*e	673*
September 30, 2021	12.02	.53	(.19)	.34	(.14)	(.35)	(.49)	11.87	2.80	606,657	.78[e,h]	4.29[e,h]	974
September 30, 2020	12.96	.48	(.87)	(.39)	(.55)	—	(.55)	12.02	(3.05)	680,883	.75[e,h]	3.88[e,h]	916
September 30, 2019	12.37	.44	.74	1.18	(.59)	—	(.59)	12.96	9.80	780,517	.75[e,h]	3.55[e,h]	1,089
September 30, 2018	12.89	.45	(.53)	(.08)	(.44)	—	(.44)	12.37	(.67)	826,165	.84[e,f,h]	3.57[e,h]	1,403
September 30, 2017	13.20	.33	(.24)	.09	(.40)	—	(.40)	12.89	.67	645,996	.89[e]	2.53[e]	1,452
Class B
March 31, 2022**	$11.81	.23	(.94)	(.71)	(.20)	—	(.20)	$10.90	(6.05)*	$899	.82*e,g	2.04*e	673*
September 30, 2021	11.97	.43	(.19)	.24	(.11)	(.29)	(.40)	11.81	1.92	1,165	1.53[e,h]	3.50[e,h]	974
September 30, 2020	12.89	.39	(.86)	(.47)	(.45)	—	(.45)	11.97	(3.69)	2,190	1.50[e,h]	3.14[e,h]	916
September 30, 2019	12.31	.35	.72	1.07	(.49)	—	(.49)	12.89	8.91	5,214	1.49[e,h]	2.85[e,h]	1,089
September 30, 2018	12.83	.34	(.52)	(.18)	(.34)	—	(.34)	12.31	(1.42)	8,280	1.57[e,f,h]	2.73[e,h]	1,403
September 30, 2017	13.14	.23	(.24)	(.01)	(.30)	—	(.30)	12.83	(.07)	10,736	1.62[e]	1.79[e]	1,452
Class C
March 31, 2022**	$11.74	.23	(.93)	(.70)	(.20)	—	(.20)	$10.84	(6.00)*	$4,887	.82*e,g	2.04*e	673*
September 30, 2021	11.90	.42	(.18)	.24	(.11)	(.29)	(.40)	11.74	1.94	5,938	1.53[e,h]	3.44[e,h]	974
September 30, 2020	12.84	.39	(.88)	(.49)	(.45)	—	(.45)	11.90	(3.82)	14,611	1.50[e,h]	3.13[e,h]	916
September 30, 2019	12.25	.35	.73	1.08	(.49)	—	(.49)	12.84	9.04	23,972	1.50[e,h]	2.83[e,h]	1,089
September 30, 2018	12.77	.33	(.51)	(.18)	(.34)	—	(.34)	12.25	(1.45)	31,674	1.59[e,f,h]	2.68[e,h]	1,403
September 30, 2017	13.08	.23	(.24)	(.01)	(.30)	—	(.30)	12.77	(.09)	41,652	1.64[e]	1.77[e]	1,452
Class R
March 31, 2022**	$11.71	.26	(.93)	(.67)	(.23)	—	(.23)	$10.81	(5.77)*	$5,515	.58*e,g	2.28*e	673*
September 30, 2021	11.88	.49	(.20)	.29	(.13)	(.33)	(.46)	11.71	2.41	6,479	1.03[e,h]	4.02[e,h]	974
September 30, 2020	12.81	.45	(.86)	(.41)	(.52)	—	(.52)	11.88	(3.26)	7,813	1.00[e,h]	3.63[e,h]	916
September 30, 2019	12.23	.41	.72	1.13	(.55)	—	(.55)	12.81	9.55	11,126	1.00[e,h]	3.32[e,h]	1,089
September 30, 2018	12.76	.40	(.53)	(.13)	(.40)	—	(.40)	12.23	(1.03)	14,329	1.09[e,f,h]	3.20[e,h]	1,403
September 30, 2017	13.07	.29	(.24)	.05	(.36)	—	(.36)	12.76	.41	17,599	1.14[e]	2.28[e]	1,452
Class R6
March 31, 2022**	$11.71	.29	(.92)	(.63)	(.27)	—	(.27)	$10.81	(5.47)*	$5,930	.26*e,g	2.59*e	673*
September 30, 2021	11.88	.57	(.20)	.37	(.15)	(.39)	(.54)	11.71	3.07	6,069	.41[e,h]	4.67[e,h]	974
September 30, 2020	12.82	.52	(.86)	(.34)	(.60)	—	(.60)	11.88	(2.71)	5,928	.37[e,h]	4.26[e,h]	916
September 30, 2019	12.24	.49	.72	1.21	(.63)	—	(.63)	12.82	10.25	7,454	.37[e,h]	3.96[e,h]	1,089
September 30, 2018 †	12.41	.26	(.21)	.05	(.22)	—	(.22)	12.24	.42*	7,530	.16*e,f,h	2.11*e,h	1,403

See notes to financial highlights at the end of this section.

The accompanying notes are an integral part of these financial statements.

60 Mortgage Securities Fund	Mortgage Securities Fund 61

Financial highlights cont.

	INVESTMENT OPERATIONS				LESS DISTRIBUTIONS					RATIOS AND SUPPLEMENTAL DATA
												Ratio of net
	Net asset		Net realized								Ratio	investment
	value,		and unrealized	Total from	From net			Net asset	Total return	Net assets,	of expenses	income (loss)	Portfolio
	beginning	Net investment	gain (loss)	investment	investment	From return	Total	value, end	at net asset	end of period	to average	to average	turnover
Period ended	of period	income (loss)[a]	on investments	operations	income	of capital	distributions	of period	value (%)[b]	(in thousands)	net assets (%)[c]	net assets (%)	(%)[d]
Class Y
March 31, 2022**	$11.71	.29	(.93)	(.64)	(.26)	—	(.26)	$10.81	(5.55)*	$36,007	.33*e,g	2.55*e	673*
September 30, 2021	11.88	.55	(.19)	.36	(.15)	(.38)	(.53)	11.71	2.93	77,518	.53[e,h]	4.59[e,h]	974
September 30, 2020	12.81	.51	(.86)	(.35)	(.58)	—	(.58)	11.88	(2.75)	61,132	.50[e,h]	4.14[e,h]	916
September 30, 2019	12.23	.48	.72	1.20	(.62)	—	(.62)	12.81	10.12	89,152	.50[e,h]	3.89[e,h]	1,089
September 30, 2018	12.76	.47	(.53)	(.06)	(.47)	—	(.47)	12.23	(.49)	105,371	.59[e,f,h]	3.75[e,h]	1,403
September 30, 2017	13.08	.36	(.25)	.11	(.43)	—	(.43)	12.76	.89	102,461	.64[e]	2.79[e]	1,452

* Not annualized.

** Unaudited.

† For the period April 20, 2018 (commencement of operations) to September 30, 2018.

a Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

b Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

c Includes amounts paid through expense offset and/or brokerage service arrangements, if any (Note 2). Also excludes acquired fund fees and expenses, if any.

d Portfolio turnover includes TBA purchase and sale commitments.

e Reflects an involuntary contractual expense limitation and/or waivers of certain fund expenses in connection with investments in Putnam Government Money Market Fund in effect during the period. As a result of such limitations and/or waivers, the expenses of each class reflect a reduction of less than 0.01% as a percentage of average net assets.

f Includes one-time merger costs of 0.02%.

g Includes one-time proxy cost of 0.01%.

h Reflects an involuntary contractual expense limitation in effect during the period. As a result of such limitation, the expenses of each class reflect a reduction of the following amounts as a percentage of average net assets (Note 2):

	9/30/21	9/30/20	9/30/19	9/30/18
Class A	0.11%	0.14%	0.15%	0.12%
Class B	0.11	0.14	0.15	0.12
Class C	0.11	0.14	0.15	0.12
Class R	0.11	0.14	0.15	0.12
Class R6	0.11	0.14	0.15	0.10
Class Y	0.11	0.14	0.15	0.12

The accompanying notes are an integral part of these financial statements.

62 Mortgage Securities Fund	Mortgage Securities Fund 63

Notes to financial statements 3/31/22 (Unaudited)

Within the following Notes to financial statements, references to “State Street” represent State Street Bank and Trust Company, references to “the SEC” represent the Securities and Exchange Commission, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund’s manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter. Unless otherwise noted, the “reporting period” represents the period from October 1, 2021 through March 31, 2022.

Putnam Mortgage Securities Fund (the fund) is a Massachusetts business trust, which is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The goal of the fund is to seek as high a level of current income as Putnam Management believes is consistent with preservation of capital. The fund invests mainly in mortgages, mortgage-related fixed income securities and related derivatives that are either investment-grade or below-investment-grade in quality (sometimes referred to as “junk bonds”). Under normal circumstances, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in mortgages, mortgage-related fixed income securities and related derivatives (i.e., derivatives used to acquire exposure to, or whose underlying securities are, mortgages or mortgage-related securities). The fund generally uses the net unrealized gain or loss, or market value, of mortgage-related derivatives for purposes of this policy, but may use the notional value of a derivative if that is determined to be a more appropriate measure of the fund’s investment exposure. This policy may be changed only after 60 days’ notice to shareholders.

The fund expects to invest in mortgage-backed investments that are obligations of U.S. government agencies and instrumentalities and accordingly are backed by the full faith and credit of the United States (e.g., Ginnie Mae mortgage-backed bonds) as well as in mortgage-backed investments that are backed by only the credit of a federal agency or government-sponsored entity (e.g., Fannie Mae and Freddie Mac mortgage-backed bonds), and that have short- to long-term maturities. The fund currently has significant investment exposure to commercial mortgage-backed securities.

The fund also expects to invest in lower-rated, higher-yielding mortgage-backed securities, including non-agency residential mortgage-backed securities (which may be backed by non-qualified or “sub-prime” mortgages), commercial mortgage-backed securities, and collateralized mortgage obligations (including interest only, principal only, and other prepayment derivatives). Non-agency (i.e., privately issued) securities typically are lower-rated and higher yielding than securities issued or backed by agencies such as Ginnie Mae, Fannie Mae or Freddie Mac. While the fund’s emphasis will be on mortgage-backed securities, it may also invest to a lesser extent in other types of asset-backed securities.

Putnam Management may consider, among other factors, credit, interest rate, prepayment and liquidity risks, as well as general market conditions, when deciding whether to buy or sell investments.

The fund typically uses, to a significant extent, derivatives, including interest rate swaps, swaptions, forward delivery contracts, total return swaps, and options on mortgage-backed securities and indices, for both hedging and non-hedging purposes, including to obtain or adjust exposure to mortgage-backed investments.

The fund offers class A, class B, class C, class R, class R6 and class Y shares. Purchases of class B shares are closed to new and existing investors except by exchange from class B shares of another Putnam fund or through dividend and/or capital gains reinvestment. Class A shares are sold with a maximum front-end sales charge of 4.00%. Class A shares generally are not subject to a contingent deferred sales charge, and class R, class R6 and class Y shares are not subject to a contingent deferred sales charge. Class B shares, which convert to class A shares after approximately eight years, are not subject to a front-end sales charge and are subject to a contingent deferred sales charge if those shares are redeemed within six years of purchase. Class C shares are subject to a one-year 1.00% contingent deferred sales charge and generally convert to class A shares after approximately eight years. Class R shares, which are not available to all investors, are sold at net asset value. The expenses for class A, class B, class C and class R shares may differ based on the distribution fee of each class, which is identified in Note 2. Class R6 and class Y shares, which are sold at net asset value, are generally subject to the same expenses as class A, class B, class C and class R shares, but do not bear a distribution fee, and in the case of class R6 shares, bear a lower investor servicing fee, which is identified in Note 2. Class R6 and class Y shares are not available to all investors.

In the normal course of business, the fund enters into contracts that may include agreements to indemnify another party under given circumstances. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not yet been, made against the fund. However, the fund’s management team expects the risk of material loss to be remote.

64 Mortgage Securities Fund

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent and custodian, who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the fund’s Amended and Restated Agreement and Declaration of Trust, any claims asserted against or on behalf of the Putnam Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

Note 1: Significant accounting policies

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations. Actual results could differ from those estimates. Subsequent events after the Statement of assets and liabilities date through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.

Investment income, realized and unrealized gains and losses and expenses of the fund are borne pro-rata based on the relative net assets of each class to the total net assets of the fund, except that each class bears expenses unique to that class (including the distribution fees applicable to such classes). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. If the fund were liquidated, shares of each class would receive their pro-rata share of the net assets of the fund. In addition, the Trustees declare separate dividends on each class of shares.

Security valuation Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.

Investments, including mortgage backed securities and short-term investments with remaining maturities of 60 days or less, are valued on the basis of valuations provided by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such service providers use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2.

Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.

Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.

To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Security transactions and related investment income Security transactions are recorded on the trade date (the date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Mortgage Securities Fund 65

Interest income, net of any applicable withholding taxes, if any, and including amortization and accretion of premiums and discounts on debt securities, is recorded on the accrual basis.

Securities purchased or sold on a delayed delivery basis may be settled at a future date beyond customary settlement time; interest income is accrued based on the terms of the securities. Losses may arise due to changes in the fair value of the underlying securities or if the counterparty does not perform under the contract.

Stripped securities The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.

Options contracts The fund uses options contracts to hedge duration and convexity, to isolate prepayment risk and to manage downside risks.

The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Exchange-traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.

Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap option contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.

Written option contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Futures contracts The fund uses futures contracts for hedging treasury term structure risk and for yield curve positioning.

The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Risks may exceed amounts recognized on the Statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.”

Futures contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Interest rate swap contracts The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, for hedging term structure risk and for yield curve positioning.

An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent

66 Mortgage Securities Fund

pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded in variation margin on the Statement of assets and liabilities and recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.

The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Risk of loss may exceed amounts recognized on the Statement of assets and liabilities.

At close of the reporting period, the fund has deposited cash valued at $292,400 in a segregated account to cover margin requirements on open swap contracts.

OTC and centrally cleared interest rate swap contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio.

Total return swap contracts The fund entered into OTC and/or centrally cleared total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure and for gaining exposure to specific sectors.

To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC and/or centrally cleared total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market maker. Any change is recorded as an unrealized gain or loss on OTC total return swaps. Daily fluctuations in the value of centrally cleared total return swaps are settled through a central clearing agent and are recorded in variation margin on the Statement of assets and liabilities and recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC and/or centrally cleared total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC total return swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared total return swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared total return swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Risk of loss may exceed amounts recognized on the Statement of assets and liabilities.

OTC and/or centrally cleared total return swap contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio.

Credit default contracts The fund entered into OTC and/or centrally cleared credit default contracts to hedge credit risk, to hedge market risk and for gaining exposure to specific sectors.

In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through

Mortgage Securities Fund 67

variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded in variation margin on the Statement of assets and liabilities and recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.

In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. Risks of loss may exceed amounts recognized on the Statement of assets and liabilities. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.

OTC and centrally cleared credit default contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio.

TBA commitments The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.

The fund may also enter into TBA sale commitments to hedge its portfolio positions, to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities or an offsetting TBA purchase commitment deliverable on or before the sale commitment date are held as “cover” for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.

Unsettled TBA commitments are valued at their fair value according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.

TBA purchase commitments outstanding at period end, if any, are listed within the fund’s portfolio and TBA sale commitments outstanding at period end, if any, are listed after the fund’s portfolio.

Master agreements The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations,

68 Mortgage Securities Fund

representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral pledged to the fund is held in a segregated account by the fund’s custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio.

Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.

With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.

At the close of the reporting period, the fund had a net liability position of $97,705,388 on open derivative contracts subject to the Master Agreements. Collateral pledged by the fund at period end for these agreements totaled $95,183,334 and may include amounts related to unsettled agreements.

Interfund lending The fund, along with other Putnam funds, may participate in an interfund lending program pursuant to an exemptive order issued by the SEC. This program allows the fund to borrow from or lend to other Putnam funds that permit such transactions. Interfund lending transactions are subject to each fund’s investment policies and borrowing and lending limits. Interest earned or paid on the interfund lending transaction will be based on the average of certain current market rates. During the reporting period, the fund did not utilize the program.

Lines of credit The fund participates, along with other Putnam funds, in a $317.5 million unsecured committed line of credit and a $235.5 million unsecured uncommitted line of credit, both provided by State Street. Borrowings may be made for temporary or emergency purposes, including the funding of shareholder redemption requests and trade settlements. Interest is charged to the fund based on the fund’s borrowing at a rate equal to 1.25% plus the higher of (1) the Federal Funds rate and (2) the Overnight Bank Funding Rate for the committed line of credit and 1.30% plus the higher of (1) the Federal Funds rate and (2) the Overnight Bank Funding Rate for the uncommitted line of credit. A closing fee equal to 0.04% of the committed line of credit and 0.04% of the uncommitted line of credit has been paid by the participating funds. In addition, a commitment fee of 0.21% per annum on any unutilized portion of the committed line of credit is allocated to the participating funds based on their relative net assets and paid quarterly. During the reporting period, the fund had no borrowings against these arrangements.

Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time period and otherwise comply with the provisions of the Internal Revenue Code of 1986, as amended (the Code), applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code.

The fund is subject to the provisions of Accounting Standards Codification 740 Income Taxes (ASC 740). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The fund did not have a liability to record for any unrecognized tax benefits in the accompanying financial statements. No provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains. Each of the fund’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

Under the Regulated Investment Company Modernization Act of 2010, the fund will be permitted to carry forward capital losses incurred for an unlimited period and the carry forwards will retain their character as either short-term or long-term capital losses. At September 30, 2021, the fund had the following capital loss carryovers available, to the extent allowed by the Code, to offset future net capital gain, if any:

	Loss carryover
Short-term	Long-term	Total
$82,701,810	$49,400,307	$132,102,117

Mortgage Securities Fund 69

Tax cost of investments includes adjustments to net unrealized appreciation (depreciation) which may not necessarily be final tax cost basis adjustments, but closely approximate the tax basis unrealized gains and losses that may be realized and distributed to shareholders. The aggregate identified cost on a tax basis is $941,556,691, resulting in gross unrealized appreciation and depreciation of $77,906,934 and $166,766,432, respectively, or net unrealized depreciation of $88,859,498.

Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Distributions from capital gains, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Dividend sources are estimated at the time of declaration. Actual results may vary. Any non-taxable return of capital cannot be determined until final tax calculations are completed after the end of the fund’s fiscal year. Reclassifications are made to the fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

Note 2: Management fee, administrative services and other transactions

The fund pays Putnam Management a management fee (based on the fund’s average net assets and computed and paid monthly) at annual rates that may vary based on the average of the aggregate net assets of all open-end mutual funds sponsored by Putnam Management (excluding net assets of funds that are invested in, or that are invested in by, other Putnam funds to the extent necessary to avoid “double counting” of those assets). Such annual rates may vary as follows:

0.550%	of the first $5 billion,	0.350%	of the next $50 billion,
0.500%	of the next $5 billion,	0.330%	of the next $50 billion,
0.450%	of the next $10 billion,	0.320%	of the next $100 billion and
0.400%	of the next $10 billion,	0.315%	of any excess thereafter.

For the reporting period, the management fee represented an effective rate (excluding the impact from any expense waivers in effect) of 0.190% of the fund’s average net assets.

Putnam Management has contractually agreed, through January 30, 2023, to waive fees and/or reimburse the fund’s expenses to the extent necessary to limit the cumulative expenses of the fund, exclusive of brokerage, interest, taxes, investment-related expenses, extraordinary expenses, acquired fund fees and expenses and payments under the fund’s investor servicing contract, investment management contract and distribution plans, on a fiscal year-to-date basis to an annual rate of 0.20% of the fund’s average net assets over such fiscal year-to-date period. During the reporting period, the fund’s expenses were not reduced as a result of this limit.

The fund invests in Putnam Government Money Market Fund, an open-end management investment company managed by Putnam Management. Management fees paid by the fund are reduced by an amount equal to the management fees paid by Putnam Government Money Market Fund with respect to assets invested by the fund in Putnam Government Money Market Fund. For the reporting period, management fees paid were reduced by $14 relating to the fund’s investment in Putnam Government Money Market Fund.

Putnam Investments Limited (PIL), an affiliate of Putnam Management, is authorized by the Trustees to manage a separate portion of the assets of the fund as determined by Putnam Management from time to time. PIL did not manage any portion of the assets of the fund during the reporting period. If Putnam Management were to engage the services of PIL, Putnam Management would pay a quarterly sub-management fee to PIL for its services at an annual rate of 0.25% of the average net assets of the portion of the fund managed by PIL.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund’s assets are provided by State Street. Custody fees are based on the fund’s asset level, the number of its security holdings and transaction volumes.

Putnam Investor Services, Inc., an affiliate of Putnam Management, provides investor servicing agent functions to the fund. Putnam Investor Services, Inc. received fees for investor servicing for class A, class B, class C, class R and class Y shares that included (1) a per account fee for each direct and underlying non-defined contribution account (retail account) of the fund; (2) a specified rate of the fund’s assets attributable to defined contribution plan accounts; and (3) a specified rate based on the average net assets in retail accounts. Putnam Investor

70 Mortgage Securities Fund

Services, Inc. has agreed that the aggregate investor servicing fees for each fund’s retail and defined contribution accounts for these share classes will not exceed an annual rate of 0.25% of the fund’s average assets attributable to such accounts.

Class R6 shares paid a monthly fee based on the average net assets of class R6 shares at an annual rate of 0.05%.

Class A	$511,751	Class R6	1,545
Class B	925	Class Y	57,034
Class C	4,873	Total	$581,319
Class R	5,191

The fund has entered into expense offset arrangements with Putnam Investor Services, Inc. and State Street whereby Putnam Investor Services, Inc.’s and State Street’s fees are reduced by credits allowed on cash balances. For the reporting period, the fund’s expenses were reduced by $714 under the expense offset arrangements.

Each Independent Trustee of the fund receives an annual Trustee fee, of which $443, as a quarterly retainer, has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees also are reimbursed for expenses they incur relating to their services as Trustees.

The fund has adopted a Trustee Fee Deferral Plan (the Deferral Plan) which allows the Trustees to defer the receipt of all or a portion of Trustees fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the Pension Plan) covering all Trustees of the fund who have served as a Trustee for at least five years and were first elected prior to 2004. Benefits under the Pension Plan are equal to 50% of the Trustee’s average annual attendance and retainer fees for the three years ended December 31, 2005. The retirement benefit is payable during a Trustee’s lifetime, beginning the year following retirement, for the number of years of service through December 31, 2006. Pension expense for the fund is included in Trustee compensation and expenses in the Statement of operations. Accrued pension liability is included in Payable for Trustee compensation and expenses in the Statement of assets and liabilities. The Trustees have terminated the Pension Plan with respect to any Trustee first elected after 2003.

The fund has adopted distribution plans (the Plans) with respect to the following share classes pursuant to Rule 12b–1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Retail Management Limited Partnership, an indirect wholly-owned subsidiary of Putnam Investments, LLC, for services provided and expenses incurred in distributing shares of the fund. The Plans provide payments by the fund to Putnam Retail Management Limited Partnership at an annual rate of up to the following amounts (Maximum %) of the average net assets attributable to each class. The Trustees have approved payment by the fund at the following annual rate (Approved %) of the average net assets attributable to each class. During the reporting period, the class-specific expenses related to distribution fees were as follows:

	Maximum %	Approved %	Amount
Class A	0.35%	0.25%	$711,364
Class B	1.00%	1.00%	5,156
Class C	1.00%	1.00%	27,146
Class R	1.00%	0.50%	14,424
Total			$758,090

For the reporting period, Putnam Retail Management Limited Partnership, acting as underwriter, received net commissions of $7,828 from the sale of class A shares and received $57 and $21 in contingent deferred sales charges from redemptions of class B and class C shares, respectively.

A deferred sales charge of up to 1.00% is assessed on certain redemptions of class A shares. For the reporting period, Putnam Retail Management Limited Partnership, acting as underwriter, received $40 on class A redemptions.

Mortgage Securities Fund 71

Note 3: Purchases and sales of securities

During the reporting period, the cost of purchases and the proceeds from sales, excluding short-term investments, were as follows:

	Cost of purchases	Proceeds from sales
Investments in securities, including TBA commitments (Long-term)	$5,593,552,254	$5,611,135,073
U.S. government securities (Long-term)	—	—
Total	$5,593,552,254	$5,611,135,073

The fund may purchase or sell investments from or to other Putnam funds in the ordinary course of business, which can reduce the fund’s transaction costs, at prices determined in accordance with SEC requirements and policies approved by the Trustees. During the reporting period, purchases or sales of long-term securities from or to other Putnam funds, if any, did not represent more than 5% of the fund’s total cost of purchases and/or total proceeds from sales.

Note 4: Capital shares

At the close of the reporting period, there were an unlimited number of shares of beneficial interest authorized. Transactions, including, if applicable, direct exchanges pursuant to share conversions, in capital shares were as follows:

	SIX MONTHS ENDED 3/31/22		YEAR ENDED 9/30/21
Class A	Shares	Amount	Shares	Amount
Shares sold	605,983	$6,950,108	1,874,417	$23,193,078
Shares issued in connection with
reinvestment of distributions	948,976	10,855,873	1,894,343	23,166,002
	1,554,959	17,805,981	3,768,760	46,359,080
Shares repurchased	(4,612,936)	(53,035,167)	(9,265,110)	(113,705,951)
Net decrease	(3,057,977)	$(35,229,186)	(5,496,350)	$(67,346,871)

	SIX MONTHS ENDED 3/31/22		YEAR ENDED 9/30/21
Class B	Shares	Amount	Shares	Amount
Shares sold	73	$835	261	$3,185
Shares issued in connection with
reinvestment of distributions	1,479	16,857	3,928	47,863
	1,552	17,692	4,189	51,048
Shares repurchased	(17,733)	(203,941)	(88,532)	(1,087,757)
Net decrease	(16,181)	$(186,249)	(84,343)	$(1,036,709)

	SIX MONTHS ENDED 3/31/22		YEAR ENDED 9/30/21
Class C	Shares	Amount	Shares	Amount
Shares sold	28,600	$327,287	102,203	$1,241,534
Shares issued in connection with
reinvestment of distributions	7,975	90,329	24,189	293,707
	36,575	417,616	126,392	1,535,241
Shares repurchased	(91,189)	(1,043,969)	(848,273)	(10,469,967)
Net decrease	(54,614)	$(626,353)	(721,881)	$(8,934,726)

72 Mortgage Securities Fund

	SIX MONTHS ENDED 3/31/22		YEAR ENDED 9/30/21
Class R	Shares	Amount	Shares	Amount
Shares sold	52,065	$591,884	124,071	$1,504,508
Shares issued in connection with
reinvestment of distributions	10,448	117,928	21,236	256,574
	62,513	709,812	145,307	1,761,082
Shares repurchased	(105,436)	(1,215,628)	(249,961)	(3,046,456)
Net decrease	(42,923)	$(505,816)	(104,654)	$(1,285,374)

	SIX MONTHS ENDED 3/31/22		YEAR ENDED 9/30/21
Class R6	Shares	Amount	Shares	Amount
Shares sold	50,344	$583,978	74,306	$922,097
Shares issued in connection with
reinvestment of distributions	12,736	143,783	22,754	274,727
	63,080	727,761	97,060	1,196,824
Shares repurchased	(32,497)	(371,495)	(77,955)	(948,592)
Net increase	30,583	$356,266	19,105	$248,232

	SIX MONTHS ENDED 3/31/22		YEAR ENDED 9/30/21
Class Y	Shares	Amount	Shares	Amount
Shares sold	978,356	$11,056,685	4,682,221	$56,822,147
Shares issued in connection with
reinvestment of distributions	56,214	635,049	130,771	1,579,460
	1,034,570	11,691,734	4,812,992	58,401,607
Shares repurchased	(4,321,151)	(48,624,330)	(3,342,939)	(40,595,987)
Net increase (decrease)	(3,286,581)	$(36,932,596)	1,470,053	$17,805,620

Note 5: Affiliated transactions

Transactions during the reporting period with any company which is under common ownership or control were as follows:

					Shares
					outstanding
					and fair
	Fair value as	Purchase	Sale	Investment	value as
Name of affiliate	of 9/30/21	cost	proceeds	income	of 3/31/22
Short-term investments
Putnam Government
Money Market Fund*	$10,000	$—	$—	$—	$10,000
Putnam Short Term
Investment Fund**	50,544,303	132,024,916	158,655,607	16,079	23,913,612
Total Short-term
investments	$50,554,303	$132,024,916	$158,655,607	$16,079	$23,923,612

* Management fees incurred through investment in Putnam Government Money Market Fund have been waived by the fund (Note 2). There were no realized or unrealized gains or losses during the period.

** Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.

Mortgage Securities Fund 73

Note 6: Market, credit and other risks

In the normal course of business, the fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the contracting party to the transaction to perform (credit risk). The fund may be exposed to additional credit risk that an institution or other entity with which the fund has unsettled or open transactions will default. The fund may invest in higher-yielding, lower-rated bonds that may have a higher rate of default. The fund may invest a significant portion of its assets in securitized debt instruments, including mortgage-backed and asset-backed investments. The yields and values of these investments are sensitive to changes in interest rates, the rate of principal payments on the underlying assets and the market’s perception of the issuers. The market for these investments may be volatile and limited, which may make them difficult to buy or sell.

On July 27, 2017, the United Kingdom’s Financial Conduct Authority (“FCA”), which regulates LIBOR, announced its intention to cease compelling banks to provide the quotations needed to sustain LIBOR after 2021. ICE Benchmark Administration, the administrator of LIBOR, ceased publication of most LIBOR settings on a representative basis at the end of 2021 and is expected to cease publication of a majority of U.S. dollar LIBOR settings on a representative basis after June 30, 2023. In addition, global regulators have announced that, with limited exceptions, no new LIBOR-based contracts should be entered into after 2021. LIBOR has historically been a common benchmark interest rate index used to make adjustments to variable-rate loans. It is used throughout global banking and financial industries to determine interest rates for a variety of financial instruments and borrowing arrangements. Actions by regulators have resulted in the establishment of alternative reference rates to LIBOR in most major currencies. Various financial industry groups have been planning for the transition away from LIBOR, but there are obstacles to converting certain longer-term securities and transactions to new reference rates. Markets are developing slowly and questions around liquidity in these rates and how to appropriately adjust these rates to mitigate any economic value transfer at the time of transition remain a significant concern. Neither the effect of the transition process nor its ultimate success can yet be known. The transition process might lead to increased volatility and illiquidity in markets that rely on LIBOR to determine interest rates. It could also lead to a reduction in the value of some LIBOR-based investments and reduce the effectiveness of related transactions, such as hedges. While some LIBOR-based instruments may contemplate a scenario where LIBOR is no longer available by providing for an alternative rate-setting methodology, not all may have such provisions and there may be significant uncertainty regarding the effectiveness of any such alternative methodologies. Since the usefulness of LIBOR as a benchmark could deteriorate during the transition period, these effects could occur at any time.

Beginning in January 2020, global financial markets have experienced, and may continue to experience, significant volatility resulting from the spread of a virus known as Covid–19. The outbreak of Covid–19 has resulted in travel and border restrictions, quarantines, supply chain disruptions, lower consumer demand, and general market uncertainty. The effects of Covid–19 have adversely affected, and may continue to adversely affect, the global economy, the economies of certain nations, and individual issuers, all of which may negatively impact the fund’s performance.

Note 7: Summary of derivative activity

The volume of activity for the reporting period for any derivative type that was held during the period is listed below and was based on an average of the holdings at the end of each fiscal quarter:

Purchased TBA commitment option contracts (contract amount)	$605,600,000
Purchased swap option contracts (contract amount)	$2,493,200,000
Written TBA commitment option contracts (contract amount)	$605,600,000
Written swap option contracts (contract amount)	$2,068,900,000
Futures contracts (number of contracts)	4,000
Centrally cleared interest rate swap contracts (notional)	$1,767,900,000
Centrally cleared total return swap contracts (notional)	$44,100,000
OTC credit default contracts (notional)	$376,100,000

74 Mortgage Securities Fund

The following is a summary of the fair value of derivative instruments as of the close of the reporting period:

Fair value of derivative instruments as of the close of the reporting period
	ASSET DERIVATIVES		LIABILITY DERIVATIVES
Derivatives not
accounted for as	Statement of		Statement of
hedging instruments	assets and		assets and
under ASC 815	liabilities location	Fair value	liabilities location	Fair value
Credit contracts	Receivables	$10,691,650	Payables	$57,776,871
Investments,
Receivables, Net
	assets — Unrealized		Payables, Net assets —
Interest rate contracts	appreciation	65,642,248*	Unrealized depreciation	96,806,432*
Total		$76,333,898		$154,583,303

* Includes cumulative appreciation/depreciation of futures contracts and/or centrally cleared swaps as reported in the fund’s portfolio. Only current day’s variation margin is reported within the Statement of assets and liabilities.

The following is a summary of realized and change in unrealized gains or losses of derivative instruments in the Statement of operations for the reporting period (Note 1):

Amount of realized gain or (loss) on derivatives recognized in net gain or (loss) on investments
Derivatives not
accounted for as
hedging instruments
under ASC 815	Options	Futures	Swaps	Total
Credit contracts	$—	$—	$(10,201,244)	$(10,201,244)
Interest rate contracts	(23,740,262)	19,014,025	(527,003)	$(5,253,240)
Total	$(23,740,262)	$19,014,025	$(10,728,247)	$(15,454,484)

Change in unrealized appreciation or (depreciation) on derivatives recognized in net gain or (loss)
on investments
Derivatives not
accounted for as
hedging instruments
under ASC 815	Options	Futures	Swaps	Total
Credit contracts	$—	$—	$25,353,820	$25,353,820
Interest rate contracts	(18,110,640)	2,491,255	5,311,811	$(10,307,574)
Total	$(18,110,640)	$2,491,255	$30,665,631	$15,046,246

Mortgage Securities Fund 75

Note 8: Offsetting of financial and derivative assets and liabilities

The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions or borrowing transactions associated with securities sold short, if any, see Note 1. For financial reporting purposes, the fund does not offset financial assets and financial liabilities that are subject to the master netting agreements in the Statement of assets and liabilities.

	Bank of America N.A.	Barclays Bank PLC	Barclays Capital, Inc. (clearing broker)	BofA Securities, Inc.	Citibank, N.A.	Citigroup Global Markets, Inc.	Credit Suisse International	Deutsche Bank AG	Goldman Sachs International	JPMorgan Chase Bank N.A.	JPMorgan Securities LLC	Merrill Lynch International	Morgan Stanley & Co. International PLC	Toronto- Dominion Bank	UBS AG	Wells Fargo Bank, N.A.	Total
Assets:
Centrally cleared interest rate
swap contracts§	$—	$—	$2,548,726	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$2,548,726
OTC Credit default contracts —
protection sold*#	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
OTC Credit default contracts —
protection purchased*#	—	—	—	—	—	3,996,602	244,664	—	1,453,074	—	1,005,197	177,083	3,815,030	—	—	—	10,691,650
Futures contracts§	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Forward premium swap
option contracts#	6,444,808	240,633	—	—	8,025,520	—	—	648,054	785,378	1,978,047	—	—	143,775	1,011,838	1,458,976	2,212,463	22,949,492
Purchased swap options**#	11,130,343	—	—	—	—	—	—	—	—	—	—	—	1,949,286	—	—	—	13,079,629
Purchased options**#	—	—	—	—	—	—	—	—	—	922	—	—	—	—	—	—	922
Total Assets	$17,575,151	$240,633	$2,548,726	$—	$8,025,520	$3,996,602	$244,664	$648,054	$2,238,452	$1,978,969	$1,005,197	$177,083	$5,908,091	$1,011,838	$1,458,976	$2,212,463	$49,270,419
Liabilities:
Centrally cleared interest rate
swap contracts§	—	—	2,923,673	—	—	—	—	—	—	—	—	—	—	—	—	—	2,923,673
OTC Credit default contracts —
protection sold*#	—	—	—	—	—	12,634,303	4,509,492	2,043,629	3,325,458	—	326,768	4,847,761	30,089,460	—	—	—	57,776,871
OTC Credit default contracts —
protection purchased*#	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Futures contracts§	—	—	—	—	—	—	—	—	—	—	243,172	—	—	—	—	—	243,172
Forward premium swap
option contracts#	11,845,010	—	—	—	13,207,410	—	—	85,704	2,115,917	1,730,401	—	—	322,452	448,290	843,434	943,696	31,542,314
Written swap options#	11,948,765	—	—	—	1,971,505	—	—	—	3,689,763	5,465,930	—	—	13,098,442	428,735	2,082,683	—	38,685,823
Written options#	—	—	—	—	—	—	—	—	—	14,099,431	—	—	—	—	—	—	14,099,431
Total Liabilities	$23,793,775	$—	$2,923,673	$—	$15,178,915	$12,634,303	$4,509,492	$2,129,333	$9,131,138	$21,295,762	$569,940	$4,847,761	$43,510,354	$877,025	$2,926,117	$943,696	$145,271,284
Total Financial and Derivative
Net Assets	$(6,218,624)	$240,633	$(374,947)	$—	$(7,153,395)	$(8,637,701)	$(4,264,828)	$(1,481,279)	$(6,892,686)	$(19,316,793)	$435,257	$(4,670,678)	$(37,602,263)	$134,813	$(1,467,141)	$1,268,767	$(96,000,865)
Total collateral received (pledged)†##	$(6,035,603)	$240,633	$—	$—	$(4,312,624)	$(8,159,996)	$(4,264,828)	$(1,481,279)	$(6,892,686)	$(19,316,793)	$435,257	$(4,670,678)	$(37,602,263)	$134,813	$(1,408,676)	$1,268,767
Net amount	$(183,021)	$—	$(374,947)	$—	$(2,840,771)	$(477,705)	$—	$—	$—	$—	$—	$—	$—	$—	$(58,465)	$—
Controlled collateral received
(including TBA commitments)**	$—	$286,037	$—	$—	$—	$—	$—	$—	$—	$—	$710,000	$—	$—	$170,000	$—	$1,507,461	$2,673,498
Uncontrolled collateral received	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
Collateral (pledged) (including
TBA commitments)**	$(6,035,603)	$—	$—	$(458,797)	$(4,312,624)	$(8,159,996)	$(4,344,065)	$(1,511,228)	$(7,001,070)	$(19,804,368)	$(1,692,407)	$(4,751,989)	$(37,853,715)	$—	$(1,408,676)	$—	$(97,334,538)

76 Mortgage Securities Fund	Mortgage Securities Fund 77

* Excludes premiums, if any. Included in unrealized appreciation and depreciation on OTC swap contracts on the Statement of assets and liabilities.

** Included with Investments in securities on the Statement of assets and liabilities.

† Additional collateral may be required from certain brokers based on individual agreements.

# Covered by master netting agreement (Note 1).

## Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

§ Includes current day’s variation margin only as reported on the Statement of assets and liabilities, which is not collateralized. Cumulative appreciation/(depreciation) for futures contracts and centrally cleared swap contracts is represented in the tables listed after the fund’s portfolio. Collateral pledged for initial margin on futures contracts and centrally cleared swap contracts, which is not included in the table above, amounted to $1,857,299 and $9,274,193, respectively.

Note 9: New accounting pronouncements

In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2020–04, Reference Rate Reform (Topic 848) — Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The amendments in ASU 2020–04 provide optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of LIBOR and other interbank-offered based reference rates as of the end of 2021. The discontinuation of LIBOR was subsequently extended to June 30, 2023. ASU 2020–04 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management expects that the adoption of the guidance will not have a material impact on the fund’s financial statements.

78 Mortgage Securities Fund

Putnam family of funds

The following is a list of Putnam’s open-end mutual funds offered to the public. Investors should carefully consider the investment objective, risks, charges, and expenses of a fund before investing. For a prospectus, or a summary prospectus if available, containing this and other information for any Putnam fund or product, contact your financial advisor or call Putnam Investor Services at 1-800-225-1581. Please read the prospectus carefully before investing.

Blend	Income
Emerging Markets Equity Fund	Convertible Securities Fund
Focused Equity Fund	Diversified Income Trust
Focused International Equity Fund	Floating Rate Income Fund
International Capital Opportunities Fund	Global Income Trust
International Equity Fund	Government Money Market Fund*
Multi-Cap Core Fund	High Yield Fund
Research Fund	Income Fund
Money Market Fund†
Global Sector	Mortgage Opportunities Fund
Global Health Care Fund	Mortgage Securities Fund
Global Technology Fund	Short Duration Bond Fund
Ultra Short Duration Income Fund
Growth
Growth Opportunities Fund	Tax-free Income
Small Cap Growth Fund	Intermediate-Term Municipal Income Fund
Sustainable Future Fund	Short-Term Municipal Income Fund
Sustainable Leaders Fund	Strategic Intermediate Municipal Fund
Tax Exempt Income Fund
Value	Tax-Free High Yield Fund
International Value Fund
Large Cap Value Fund	State tax-free income funds:‡
Small Cap Value Fund	California, Massachusetts, Minnesota,
New Jersey, New York, Ohio, and Pennsylvania

Mortgage Securities Fund 79

Absolute Return	Asset Allocation (cont.)
Fixed Income Absolute Return Fund	Putnam Retirement Advantage Maturity Fund
Multi-Asset Absolute Return Fund	Putnam Retirement Advantage 2065 Fund
Putnam Retirement Advantage 2060 Fund
Putnam PanAgora§	Putnam Retirement Advantage 2055 Fund
Putnam PanAgora Risk Parity Fund	Putnam Retirement Advantage 2050 Fund
Putnam Retirement Advantage 2045 Fund
Asset Allocation	Putnam Retirement Advantage 2040 Fund
Dynamic Risk Allocation Fund	Putnam Retirement Advantage 2035 Fund
George Putnam Balanced Fund	Putnam Retirement Advantage 2030 Fund
Putnam Retirement Advantage 2025 Fund
Dynamic Asset Allocation Balanced Fund
Dynamic Asset Allocation Conservative Fund	RetirementReady® Maturity Fund
Dynamic Asset Allocation Growth Fund	RetirementReady® 2065 Fund
RetirementReady® 2060 Fund
RetirementReady® 2055 Fund
RetirementReady® 2050 Fund
RetirementReady® 2045 Fund
RetirementReady® 2040 Fund
RetirementReady® 2035 Fund
RetirementReady® 2030 Fund
RetirementReady® 2025 Fund

* You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.

† You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.

‡ Not available in all states.

§ Sub-advised by PanAgora Asset Management.

Check your account balances and the most recent month-end performance in the Individual Investors section at putnam.com.

80 Mortgage Securities Fund

Fund information

Founded over 80 years ago, Putnam Investments was built around the concept that a balance between risk and reward is the hallmark of a well-rounded financial program. We manage funds across income, value, blend, growth, sustainable, asset allocation, absolute return, and global sector categories.

Investment Manager	Trustees	Richard T. Kircher
Putnam Investment	Kenneth R. Leibler, Chair	Vice President and
Management, LLC	Liaquat Ahamed	BSA Compliance Officer
100 Federal Street	Ravi Akhoury
Boston, MA 02110	Barbara M. Baumann	Martin Lemaire
	Katinka Domotorffy	Vice President and
Investment Sub-Advisor	Catharine Bond Hill	Derivatives Risk Manager
Putnam Investments Limited	Paul L. Joskow
16 St James’s Street	George Putnam, III	Susan G. Malloy
London, England SW1A 1ER	Robert L. Reynolds	Vice President and
	Manoj P. Singh	Assistant Treasurer
Marketing Services	Mona K. Sutphen
Putnam Retail Management		Alan G. McCormack
Limited Partnership	Officers	Vice President and
100 Federal Street	Robert L. Reynolds	Derivatives Risk Manager
Boston, MA 02110	President
Denere P. Poulack
Custodian	James F. Clark	Assistant Vice President,
State Street Bank	Vice President, Chief Compliance	Assistant Clerk, and
and Trust Company	Officer, and Chief Risk Officer	Assistant Treasurer

Legal Counsel	Nancy E. Florek	Janet C. Smith
Ropes & Gray LLP	Vice President, Director of	Vice President,
	Proxy Voting and Corporate	Principal Financial Officer,
	Governance, Assistant Clerk,	Principal Accounting Officer,
	and Assistant Treasurer	and Assistant Treasurer

	Michael J. Higgins	Stephen J. Tate
	Vice President, Treasurer,	Vice President and
	and Clerk	Chief Legal Officer

	Jonathan S. Horwitz	Mark C. Trenchard
	Executive Vice President,	Vice President
Principal Executive Officer,
and Compliance Liaison

This report is for the information of shareholders of Putnam Mortgage Securities Fund. It may also be used as sales literature when preceded or accompanied by the current prospectus, the most recent copy of Putnam’s Quarterly Performance Summary, and Putnam’s Quarterly Ranking Summary. For more recent performance, please visit putnam.com. Investors should carefully consider the investment objectives, risks, charges, and expenses of a fund, which are described in its prospectus. For this and other information or to request a prospectus or summary prospectus, call 1-800-225-1581 toll free. Please read the prospectus carefully before investing. The fund’s Statement of Additional Information contains additional information about the fund’s Trustees and is available without charge upon request by calling 1-800-225-1581.

Item 2. Code of Ethics:

Not applicable

Item 3. Audit Committee Financial Expert:

Not applicable

Item 4. Principal Accountant Fees and Services:

Not applicable

Item 5. Audit Committee of Listed Registrants

Not applicable

Item 6. Schedule of Investments:

The registrant’s schedule of investments in unaffiliated issuers is included in the report to shareholders in Item 1 above.

Item 7. Disclosure of Proxy Voting Policies and Procedures For Closed-End Management Investment Companies:

Not applicable

Item 8. Portfolio Managers of Closed-End Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers:

Not applicable

Item 10. Submission of Matters to a Vote of Security Holders:

Not applicable

Item 11. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 12. Disclosures of Securities Lending Activities for Closed-End Investment Companies:

Not Applicable

Item 13. Exhibits:

(a)(1) Not applicable

(a)(2) Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

(b) The certifications required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Mortgage Securities Fund

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer

Date: May 23, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer

Date: May 23, 2022

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer

Date: May 23, 2022